UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08061

Diamond Hill Funds

(Exact name of registrant as specified in charter)

325 John H. McConnell Boulevard, Suite 200, Columbus, Ohio 43215

(Address of principal executive offices) (Zip code)

Thomas E. Line

325 John H. McConnell Boulevard, Suite 200, Columbus, Ohio 43215

(Name and address of agent for service)

Registrant’s telephone number, including area code: 614-255-3333

Date of fiscal year end: December 31

Date of reporting period: June 30, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Semi-Annual Report

June 30, 2018

Small Cap Fund	Financial Long-Short Fund
Small-Mid Cap Fund	Global Fund
Mid Cap Fund	Short Duration Total Return Fund
Large Cap Fund	Core Bond Fund
All Cap Select Fund	Corporate Credit Fund
Long-Short Fund	High Yield Fund
Research Opportunities Fund	

This material must be preceded or accompanied by a current prospectus.
Not FDIC Insured. May Lose Value. No Bank Guarantee.

DIAMOND HILL | FUNDS

Table of Contents

Letter to Shareholders	1

Financial Statements
Schedules of Investments	3
Statements of Assets & Liabilities	58
Statements of Operations	61
Statements of Changes in Net Assets	64
Financial Highlights	78
Notes to Financial Statements	104

Cautionary Statement: At Diamond Hill, we pledge that, “we will communicate with our clients about our investment performance in a manner that will allow them to properly assess whether we are deserving of their trust.” Our views and opinions regarding the investment prospects of our portfolio holdings and Funds are “forward looking statements” which may or may not be accurate over the long term. While we believe we have a reasonable basis for our opinions, actual results may differ materially from those we anticipate. Information provided in this report should not be considered a recommendation to purchase or sell any particular security.

You can identify forward looking statements by words like “believe,” “expect,” “anticipate,” or similar expressions when discussing prospects for particular portfolio holdings and/or one of the Funds. We cannot assure future results. You should not place undue reliance on forward-looking statements, which speak only as of the date of this report. We disclaim any obligation to update or alter any forward-looking statements, whether as a result of new information, future events, or otherwise.

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a Prospectus. Investors should consider the investment objectives, risks, charges, and expenses of the Diamond Hill Funds carefully before investing. The prospectus or summary prospectus contain this and other important information about the Fund(s) and are available at diamond-hill.com or by calling 888.226.5595. Please read the prospectus or summary prospectus carefully before investing. The Diamond Hill Funds are distributed by Foreside Financial Services, LLC (Member FINRA). Diamond Hill Capital Management, Inc., a registered investment adviser, serves as Investment Adviser to the Diamond Hill Funds and is paid a fee for its services. Diamond Hill Funds are not FDIC insured, may lose value, and have no bank guarantee.

Letter to Shareholders

Dear Fellow Shareholder:

We are pleased to provide this 2018 mid-year update for the Diamond Hill Funds. At Diamond Hill we believe in true active management – managing high-conviction, concentrated portfolios constructed independent of benchmark weights. We have intentionally structured our firm to maximize the potential to generate returns for our clients in excess of a passive alternative. Our long-term investment horizon also allows us to focus on company fundamentals rather than short-term market noise.

2018 Year-to-Date Market Review

U.S. equity markets declined during the first quarter on investor concerns about interest rates and market volatility before rebounding in the second quarter to finish the first half of 2018 on a positive note, despite the increasing rhetoric around tariffs, trade wars, and the potential for an inverted yield curve. Although market volatility receded in the second quarter, it was still notably higher than 2017 levels.

Growth continues to vastly outperform Value, with the Russell 1000 Growth Index outperforming the Russell 1000 Value Index by approximately 900 basis points during the first six months.

The yield curve continued to flatten with a 33 bps spread between the 2-year and 10-year Treasury at the end of the second quarter. Over the past year, this spread has averaged 65 bps, and over the past five years has averaged 138 bps. The flattening of the curve is much more apparent in the spread between the 2-year and 30-year Treasury. At the end of June, the 2-year and 30-year spread was 46 bps, with an average spread of 101 bps over the past year. For the five-year period ending June 2018 this spread has averaged 207 bps.

Market Outlook

Corporate tax reform has already started to benefit U.S. companies. Repatriation of cash held overseas ticked up dramatically in the first quarter, and we are already seeing that cash being utilized for share repurchases and acquisitions. Lower tax rates have also started to boost earnings growth. However, we believe that for many companies this benefit will largely be competed away over time. Our research team continues to evaluate the impact of tax reform on a company-by-company basis and update our estimates of intrinsic value accordingly.

Assessing the impact of macroeconomic factors has been more important in recent years; however, it is still just one of many factors that we consider. As always, bottom-up analysis is of primary importance in estimating the intrinsic value of an individual company, which includes both valuation and business fundamentals.

The size of recently implemented tariffs is small relative to the total economy, and thus far it is not affecting how we are positioning our portfolios. Broadly speaking, we think cooler heads will prevail but we view the impacts on individual companies as very difficult to forecast.

DIAMOND HILL FUNDS | SEMI- ANNUAL REPORT | JUNE 30, 2018 | DIAMOND-HILL.COM 1

Letter to Shareholders

Low interest rates, high corporate profit margins, and steady economic growth with low inflation have continued to contribute to historically high stock valuations. High valuations make it more challenging to find new investment opportunities for the equity portfolios. In this environment where the discount to our estimate of intrinsic value is likely to be narrower, we have focused on maintaining or upgrading the quality of the businesses we own. When evaluating new and current positions with a smaller discount to our estimate of intrinsic value, we remain focused on assessing risk, which we define as permanent loss of capital.

At current valuation levels, we’ve historically seen annual stock market returns of 5% or less. We continue to expect positive but below-average equity market returns over the next five years. Prospective returns are likely to be tempered by the combination of above-average price/earnings multiples applied to already very strong levels of corporate profit margins.

We believe we can achieve better-than-market returns over the next five years through active portfolio management, and our primary focus is always on achieving value-added results for our existing clients. Our intrinsic value investment philosophy is shared by all of our portfolio managers and research analysts, allowing us to apply our investment discipline consistently across strategies.

Thank you for your continued support.

Diamond Hill Capital Management, Inc.

Chris Welch, CFA Co-Chief Investment Officer	Austin Hawley, CFA Co-Chief Investment Officer	Bill Zox, CFA Chief Investment Officer – Fixed Income

The views expressed are those of the portfolio manager as of June 30, 2018, are subject to change, and may differ from the views of other portfolio managers or the firm as a whole. These opinions are not intended to be a forecast of future events, a guarantee of future results, or investment advice. All data referenced are from sources deemed to be reliable but cannot be guaranteed. Securities and sectors referenced should not be construed as a solicitation or recommendation or be used as the sole basis for any investment decision.

The Russell 1000 Index is an unmanaged market-capitalization weighted index measuring the performance of the 1,000 largest companies, on a market capitalization basis, in the Russell 3000 Index. The Russell 1000 Value Index is an unmanaged market-capitalization weighted index measuring the performance of the large cap value segment of the U.S. equity universe including those Russell 1000 Index companies with lower expected growth values. The Russell 1000 Growth Index is a subset of the Russell 1000 Index and measures the performance of the large cap growth segment of the U.S. equity universe. It includes those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. These indexes do not incur fees and expenses (which would lower the return) and are not available for direct investment.

2 DIAMOND HILL FUNDS | SEMI- ANNUAL REPORT | JUNE 30, 2018 | DIAMOND-HILL.COM

Diamond Hill Small Cap Fund
Schedule of Investments
June 30, 2018 (Unaudited)

	Shares	Fair Value
Common Stocks — 84.3%
Consumer Discretionary — 14.2%
Aaron's, Inc.	388,269	$16,870,288
Callaway Golf Co.	145,652	2,763,018
Carter's, Inc.	113,641	12,317,548
Horizon Global Corp. (a)(b)	521,089	3,105,690
Live Nation Entertainment, Inc. (b)	1,043,945	50,704,409
Red Rock Resorts, Inc., Class A	1,164,230	39,001,705
Tenneco, Inc.	515,880	22,678,085
Vail Resorts, Inc.	213,385	58,508,033
		205,948,776
Consumer Staples — 5.3%
B&G Foods, Inc. (a)	702,270	20,997,873
Cal-Maine Foods, Inc. (b)	293,568	13,460,093
Edgewell Personal Care Co. (a)(b)	80,295	4,051,686
Flowers Foods, Inc. (a)	748,285	15,586,777
Post Holdings, Inc. (a)(b)	262,200	22,554,444
		76,650,873
Energy — 3.9%
Carrizo Oil & Gas, Inc. (a)(b)	141,776	3,948,462
Cimarex Energy Co.	367,320	37,371,137
Linn Energy, Inc. (a)(b)	279,583	10,805,883
Noble Energy, Inc.	146,965	5,184,925
		57,310,407
Financials — 24.7%
Alleghany Corp.	21,048	12,101,969
Assured Guaranty Ltd.	143,776	5,137,116
Bank of the Ozarks, Inc. (a)	618,875	27,874,130
BankUnited, Inc.	875,700	35,772,345
BOK Financial Corp.	142,765	13,421,338
Brighthouse Financial, Inc. (b)	269,645	10,804,675
Brown & Brown, Inc.	1,017,410	28,212,779
Enstar Group Ltd. (b)	158,152	32,784,910
First Horizon National Corp.	732,955	13,075,917
First of Long Island Corp. (The)	386,550	9,605,767
Nationstar Mortgage Holdings, Inc. (b)	1,378,000	24,156,340
Navigators Group, Inc. (The)	583,847	33,279,279
Popular, Inc.	610,765	27,612,686
ProAssurance Corp.	567,010	20,100,504
Reinsurance Group of America, Inc.	79,045	10,550,927
State Bank Financial Corp.	360,015	12,024,501
Sterling Bancorp	690,447	16,225,504
Validus Holdings Ltd.	394,280	26,653,328
		359,394,015
Health Care — 3.4%
BioScrip, Inc. (a)(b)	3,538,927	10,369,056
Integer Holdings Corp. (b)	90,206	5,831,818
LifePoint Health, Inc. (b)	322,800	15,752,640
Natus Medical, Inc. (b)	498,080	17,183,760
		49,137,274
Industrials — 17.7%
Aircastle Ltd.	1,296,840	26,585,220
Alaska Air Group, Inc.	313,125	18,909,619
Allegiant Travel Co. (a)	124,593	17,312,197
Avis Budget Group, Inc. (b)	1,208,034	39,261,105
Colfax Corp. (b)	282,415	8,656,020
Hillenbrand, Inc.	82,055	3,868,893
Hub Group, Inc., Class A (b)	647,500	32,245,500
Hyster-Yale Materials Handling, Inc.	212,695	13,665,654
Kirby Corp. (b)	150,195	12,556,302
SPX FLOW, Inc. (b)	403,880	17,677,828
Stericycle, Inc. (b)	177,580	11,594,198
Toro Co. (The)	198,000	11,929,500
TriMas Corp. (b)	262,160	7,707,504
Trinity Industries, Inc.	1,043,140	35,737,976
		257,707,516
Information Technology — 5.2%
Anixter International, Inc. (b)	747	47,285
Broadridge Financial Solutions, Inc.	188,930	21,745,843
CommScope Holding Co., Inc. (b)	640,190	18,696,749
Sanmina Corp. (b)	562,862	16,491,857
TiVo Corp.	442,955	5,957,745

DIAMOND HILL FUNDS | SEMI- ANNUAL REPORT | JUNE 30, 2018 | DIAMOND-HILL.COM 3

Diamond Hill Small Cap Fund
Schedule of Investments (Continued)
June 30, 2018 (Unaudited)

	Shares	Fair Value
Common Stocks — 84.3% continued
Information Technology — 5.2% continued
WNS Holdings Ltd. - ADR (b)	243,818	$12,722,423
		75,661,902
Materials — 0.5%
Versum Materials, Inc.	219,376	8,149,818
Real Estate — 6.6%
American Campus Communities, Inc. REIT	216,810	9,296,813
CubeSmart REIT	511,415	16,477,791
iStar, Inc. REIT (a)(b)	3,092,060	33,363,327
Jones Lang LaSalle, Inc.	63,862	10,600,453
Mid-America Apartment Communities, Inc. REIT	116,331	11,711,042
Tanger Factory Outlet Centers, Inc. REIT (a)	461,700	10,845,333
Winthrop Realty Trust REIT (c)	1,975,475	3,081,741
		95,376,500
Telecommunication Services — 0.6%
Cincinnati Bell, Inc. (a)(b)	542,804	8,522,023
Utilities — 2.2%
Fortis, Inc. (a)	184,156	5,870,893
UGI Corp.	497,222	25,890,350
		31,761,243

Total Common Stocks		$1,225,620,347

Registered Investment Companies — 23.5%
Diamond Hill Short Duration Total Return Fund, Class Y (d)	5,210,361	52,520,434
State Street Institutional Liquid Reserves Fund, Premier Class, 2.08% (e)	175,500,163	175,517,713
State Street Navigator Securities Lending Portfolio I, 2.06% (e)	113,652,595	113,652,595

Total Registered Investment Companies		$341,690,742

Total Investment Securities — 107.8%
(Cost $1,185,165,816)		$1,567,311,089

Net Other Assets (Liabilities) — (7.8)%		(113,887,796)
Net Assets — 100.0%		$1,453,423,293

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of June 30, 2018 was $109,305,683.
(b)	Non-income producing security.
(c)	Restricted and illiquid security not registered under the Securities Act of 1933 and valued at fair value by the Fair Value Committee based on procedures approved by the Board of Trustees. This security was first acquired on March 17, 2011 with a total cost on June 30, 2018 of $20,011,748 and represents 0.2% of net assets.
(d)	Affiliated Fund.
(e)	The rate shown is the effective interest rate as of June 30, 2018.

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

See accompanying Notes to Financial Statements.

4 DIAMOND HILL FUNDS | SEMI- ANNUAL REPORT | JUNE 30, 2018 | DIAMOND-HILL.COM

Diamond Hill Small-Mid Cap Fund
Schedule of Investments
June 30, 2018 (Unaudited)

	Shares	Fair Value
Common Stocks — 91.7%
Consumer Discretionary — 13.3%
Aaron's, Inc.	963,813	$41,877,675
BorgWarner, Inc.	1,405,338	60,654,388
Goodyear Tire & Rubber Co. (The)	746,097	17,376,599
Hanesbrands, Inc. (a)	1,438,446	31,674,581
Liberty Media Corp. - Liberty Formula One, Series C (a)(b)	685,687	25,459,558
NVR, Inc. (b)	18,235	54,164,332
Red Rock Resorts, Inc., Class A	1,984,092	66,467,082
TEGNA, Inc.	2,538,119	27,538,591
Vail Resorts, Inc.	19,687	5,397,979
		330,610,785
Consumer Staples — 7.7%
B&G Foods, Inc. (a)	1,243,370	37,176,763
Coty, Inc., Class A (a)	1,098,889	15,494,335
Flowers Foods, Inc.	1,919,070	39,974,228
Molson Coors Brewing Co., Class B	400,178	27,228,111
Post Holdings, Inc. (a)(b)	832,336	71,597,543
		191,470,980
Energy — 3.6%
Cimarex Energy Co.	889,905	90,538,935

Financials — 27.4%
Bank of the Ozarks, Inc. (a)	939,153	42,299,451
BankUnited, Inc.	2,162,328	88,331,099
BOK Financial Corp.	356,763	33,539,290
Brighthouse Financial, Inc. (b)	730,242	29,260,797
Brown & Brown, Inc.	1,413,210	39,188,313
Cadence Bancorp (a)	639,334	18,457,573
Enstar Group Ltd. (b)	78,920	16,360,116
First Horizon National Corp.	748,496	13,353,169
First Republic Bank	423,550	40,995,404
Nationstar Mortgage Holdings, Inc. (b)	2,589,619	45,396,021
Navigators Group, Inc. (The)	437,474	24,936,018
Popular, Inc.	715,658	32,354,898
ProAssurance Corp.	324,717	11,511,218
Reinsurance Group of America, Inc.	255,753	34,137,910
Sterling Bancorp	1,022,594	24,030,959
SVB Financial Group (b)	139,370	40,244,481
Validus Holdings Ltd.	295,620	19,983,912
Willis Towers Watson plc	616,835	93,512,186
XL Group Ltd.	596,147	33,354,425
		681,247,240
Health Care — 5.1%
Boston Scientific Corp. (b)	2,065,208	67,532,302
LifePoint Health, Inc. (b)	847,539	41,359,903
Orthofix International NV (b)	303,454	17,242,256
		126,134,461
Industrials — 11.0%
Aircastle Ltd.	742,035	15,211,717
Alaska Air Group, Inc.	207,009	12,501,273
Allegiant Travel Co. (a)	213,756	29,701,396
Avis Budget Group, Inc. (a)(b)	326,046	10,596,495
Colfax Corp. (b)	1,249,435	38,295,183
Hub Group, Inc., Class A (b)	1,284,362	63,961,228
Kirby Corp. (b)	799,314	66,822,650
Parker-Hannifin Corp.	97,920	15,260,832
SPX FLOW, Inc. (b)	502,851	22,009,788
		274,360,562
Information Technology — 8.5%
Avnet, Inc.	688,180	29,516,040
Broadridge Financial Solutions, Inc.	165,670	19,068,617
CommScope Holding Co., Inc. (b)	549,821	16,057,522
Juniper Networks, Inc.	1,419,507	38,922,882
Keysight Technologies, Inc. (b)	296,060	17,476,422
Sanmina Corp. (b)	1,107,159	32,439,759
Worldpay, Inc., Class A (b)	717,825	58,703,728
		212,184,970
Materials — 3.3%
Axalta Coating Systems Ltd. (b)	2,140,629	64,882,465
RPM International, Inc.	298,360	17,400,355
		82,282,820

DIAMOND HILL FUNDS | SEMI- ANNUAL REPORT | JUNE 30, 2018 | DIAMOND-HILL.COM 5

Diamond Hill Small-Mid Cap Fund
Schedule of Investments (Continued)
June 30, 2018 (Unaudited)

	Shares	Fair Value
Common Stocks — 91.7% continued
Real Estate — 8.6%
American Campus Communities, Inc. REIT	1,328,648	$56,972,426
CubeSmart REIT	1,929,372	62,164,366
iStar, Inc. REIT (a)(b)	2,125,926	22,938,742
Jones Lang LaSalle, Inc.	148,077	24,579,301
Mid-America Apartment Communities, Inc. REIT	456,122	45,917,802
		212,572,637
Utilities — 3.2%
Fortis, Inc. (a)	366,412	11,681,215
UGI Corp.	1,282,829	66,796,906
		78,478,121
Total Common Stocks		$2,279,881,511

Registered Investment Companies — 15.6%
Diamond Hill Short Duration Total Return Fund, Class Y (c)	4,761,113	47,992,021
State Street Institutional Liquid Reserves Fund, Premier Class, 2.08% (d)	102,855,716	102,866,002
State Street Institutional US Government Money Market Fund, Premier Class, 1.82% (d)	47,972,572	47,972,572
State Street Navigator Securities Lending Portfolio I, 2.06% (d)	188,757,519	188,757,519

Total Registered Investment Companies		$387,588,114

Total Investment Securities — 107.3%
(Cost $2,205,238,416)		$2,667,469,625

Net Other Assets (Liabilities) — (7.3)%		(181,480,525)

Net Assets — 100.0%		$2,485,989,100

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of June 30, 2018 was $181,810,228.
(b)	Non-income producing security.
(c)	Affiliated Fund.
(d)	The rate shown is the effective interest rate as of June 30, 2018.

NV – Naamloze Vennootschap

plc – Public Limited Company

REIT – Real Estate Investment Trust

See accompanying Notes to Financial Statements.

6 DIAMOND HILL FUNDS | SEMI- ANNUAL REPORT | JUNE 30, 2018 | DIAMOND-HILL.COM

Diamond Hill Mid Cap Fund
Schedule of Investments
June 30, 2018 (Unaudited)

	Shares	Fair Value
Common Stocks — 91.7%
Consumer Discretionary — 16.0%
Aaron's, Inc.	25,885	$1,124,703
BorgWarner, Inc.	71,533	3,087,364
Dollar General Corp.	26,702	2,632,817
Goodyear Tire & Rubber Co. (The)	33,215	773,577
Hanesbrands, Inc. (a)	59,406	1,308,120
Liberty Media Corp. - Liberty Formula One, Series C (b)	33,738	1,252,692
NVR, Inc. (b)	927	2,753,514
Red Rock Resorts, Inc., Class A	93,799	3,142,267
TEGNA, Inc.	58,166	631,101
Vail Resorts, Inc.	979	268,432
VF Corp.	33,572	2,736,789
		19,711,376
Consumer Staples — 8.0%
B&G Foods, Inc. (a)	32,293	965,561
Coty, Inc., Class A	65,588	924,791
Flowers Foods, Inc.	71,932	1,498,344
Molson Coors Brewing Co., Class B	44,881	3,053,703
Post Holdings, Inc. (b)	39,470	3,395,209
		9,837,608
Energy — 4.0%
Cimarex Energy Co.	47,827	4,865,919

Financials — 28.2%
Bank of the Ozarks, Inc. (a)	39,489	1,778,585
BankUnited, Inc.	107,690	4,399,136
BOK Financial Corp.	15,510	1,458,095
Brighthouse Financial, Inc. (b)	28,410	1,138,389
Brown & Brown, Inc.	21,164	586,878
Discover Financial Services	39,777	2,800,699
Enstar Group Ltd. (b)	4,081	845,991
First Republic Bank	21,419	2,073,145
Franklin Resources, Inc.	35,974	1,152,967
Hartford Financial Services Group, Inc. (The)	23,591	1,206,208
Loews Corp.	112,697	5,441,011
Nationstar Mortgage Holdings, Inc. (b)	91,516	1,604,275
Popular, Inc.	27,355	1,236,720
Reinsurance Group of America, Inc.	5,953	794,606
SVB Financial Group (b)	7,033	2,030,849
Validus Holdings Ltd.	18,193	1,229,847
Willis Towers Watson plc	24,109	3,654,924
XL Group Ltd.	21,690	1,213,556
		34,645,881
Health Care — 4.6%
Boston Scientific Corp. (b)	106,747	3,490,627
LifePoint Health, Inc. (b)	45,476	2,219,229
		5,709,856
Industrials — 11.9%
Alaska Air Group, Inc.	10,229	617,729
Avis Budget Group, Inc. (b)	16,007	520,227
Colfax Corp. (b)	50,044	1,533,849
Deere & Co.	8,992	1,257,082
Fastenal Co. (a)	33,656	1,619,863
Hub Group, Inc., Class A (b)	34,526	1,719,395
Kirby Corp. (b)	36,112	3,018,963
Parker-Hannifin Corp.	6,745	1,051,208
United Continental Holdings, Inc. (b)	29,401	2,050,132
Verisk Analytics, Inc. (b)	11,780	1,267,999
		14,656,447
Information Technology — 6.0%
Avnet, Inc.	32,273	1,384,189
CommScope Holding Co., Inc. (b)	26,490	773,640
Juniper Networks, Inc.	72,818	1,996,670
Keysight Technologies, Inc. (b)	12,074	712,728
Worldpay, Inc., Class A (b)	30,092	2,460,924
		7,328,151
Materials — 3.4%
Axalta Coating Systems Ltd. (b)	108,170	3,278,633
RPM International, Inc.	14,693	856,896
		4,135,529
Real Estate — 7.2%
American Campus Communities, Inc. REIT	57,053	2,446,433

DIAMOND HILL FUNDS | SEMI- ANNUAL REPORT | JUNE 30, 2018 | DIAMOND-HILL.COM 7

Diamond Hill Mid Cap Fund
Schedule of Investments (Continued)
June 30, 2018 (Unaudited)

	Shares	Fair Value
Common Stocks — 91.7% continued
Real Estate — 7.2% continued
CubeSmart REIT	95,502	$3,077,074
Jones Lang LaSalle, Inc.	7,025	1,166,080
Mid-America Apartment Communities, Inc. REIT	21,363	2,150,613
		8,840,200
Utilities — 2.4%
UGI Corp.	57,169	2,976,790

Total Common Stocks		$112,707,757

Registered Investment Companies — 12.1%
Diamond Hill Short Duration Total Return Fund, Class Y (c)	217,948	2,196,911
State Street Institutional Liquid Reserves Fund, Premier Class, 2.08% (d)	5,826,186	5,826,769
State Street Institutional US Government Money Market Fund, Premier Class, 1.82% (d)	2,151,036	2,151,036
State Street Navigator Securities Lending Portfolio I, 2.06% (d)	4,726,716	4,726,716

Total Registered Investment Companies		$14,901,432

Total Investment Securities — 103.8%
(Cost $112,866,649)		$127,609,189

Net Other Assets (Liabilities) — (3.8)%		(4,748,065)

Net Assets — 100.0%		$122,861,124

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of June 30, 2018 was $4,535,346.
(b)	Non-income producing security.
(c)	Affiliated Fund.
(d)	The rate shown is the effective interest rate as of June 30, 2018.

plc – Public Limited Company

REIT – Real Estate Investment Trust

See accompanying Notes to Financial Statements.

Diamond Hill Large Cap Fund
Schedule of Investments
June 30, 2018 (Unaudited)

	Shares	Fair Value
Common Stocks — 98.6%
Consumer Discretionary — 16.0%
BorgWarner, Inc.	2,362,802	$101,978,534
Charter Communications, Inc., Class A (a)	335,030	98,234,146
Comcast Corp., Class A	3,277,510	107,535,103
Goodyear Tire & Rubber Co. (The)	3,055,309	71,158,147
Hanesbrands, Inc. (b)	2,891,491	63,670,632
TEGNA, Inc.	2,170,362	23,548,428
TJX Cos., Inc. (The)	1,812,501	172,513,845
Twenty-First Century Fox, Inc., Class B	2,002,036	98,640,314
VF Corp.	1,577,325	128,583,534
Walt Disney Co. (The)	869,916	91,175,896
		957,038,579
Consumer Staples — 9.2%
Kimberly-Clark Corp.	795,676	83,816,510
Molson Coors Brewing Co., Class B	1,108,339	75,411,386
PepsiCo, Inc.	1,233,302	134,269,589
Philip Morris International, Inc.	1,737,433	140,280,340
Procter & Gamble Co. (The)	1,531,062	119,514,700
		553,292,525
Energy — 5.4%
Cimarex Energy Co.	1,329,855	135,299,448
Devon Energy Corp.	4,257,600	187,164,096
		322,463,544
Financials — 27.0%
Berkshire Hathaway, Inc., Class B (a)	924,054	172,474,679
Brighthouse Financial, Inc. (a)	1,667,842	66,830,429
Citigroup, Inc.	3,758,132	251,494,193
Discover Financial Services	2,957,445	208,233,703
First Republic Bank	860,022	83,241,529
Franklin Resources, Inc.	1,351,443	43,313,748
Hartford Financial Services Group, Inc. (The)	1,408,428	72,012,924
JPMorgan Chase & Co.	1,523,812	158,781,210
Loews Corp.	2,146,705	103,642,917
Marsh & McLennan Cos., Inc.	1,198,987	98,280,964

8 DIAMOND HILL FUNDS | SEMI- ANNUAL REPORT | JUNE 30, 2018 | DIAMOND-HILL.COM

Diamond Hill Large Cap Fund
Schedule of Investments (Continued)
June 30, 2018 (Unaudited)

	Shares	Fair Value
Common Stocks — 98.6% continued
Financials — 27.0% continued
MetLife, Inc.	3,849,215	$167,825,774
Morgan Stanley	2,066,568	97,955,323
PNC Financial Services Group, Inc. (The)	681,371	92,053,222
		1,616,140,615
Health Care — 14.9%
Abbott Laboratories	4,257,443	259,661,449
Aetna, Inc.	878,016	161,115,936
Gilead Sciences, Inc.	790,649	56,009,575
Medtronic plc	1,680,521	143,869,403
Pfizer, Inc.	3,931,539	142,636,235
Thermo Fisher Scientific, Inc.	617,387	127,885,543
		891,178,141
Industrials — 8.8%
Honeywell International, Inc.	463,355	66,746,288
Parker-Hannifin Corp.	680,573	106,067,302
United Continental Holdings, Inc. (a)	1,376,563	95,987,738
United Technologies Corp.	1,400,921	175,157,153
Verisk Analytics, Inc. (a)	756,675	81,448,497
		525,406,978
Information Technology — 13.5%
Alphabet, Inc., Class A (a)	180,037	203,295,980
Apple, Inc.	629,427	116,513,232
Facebook, Inc., Class A (a)	641,728	124,700,585
Microsoft Corp.	1,856,036	183,023,710
Texas Instruments, Inc.	712,446	78,547,172
Worldpay, Inc., Class A (a)	1,252,798	102,453,820
		808,534,499
Materials — 3.8%
Axalta Coating Systems Ltd. (a)	2,465,582	74,731,790
Eastman Chemical Co.	631,139	63,088,654
Praxair, Inc.	558,456	88,319,816
		226,140,260

Total Common Stocks		$5,900,195,141

Registered Investment Companies — 2.5%
State Street Institutional Liquid Reserves Fund, Premier Class, 2.08% (c)	84,653,609	84,662,075
State Street Navigator Securities Lending Portfolio I, 2.06% (c)	65,781,420	65,781,420

Total Registered Investment Companies		$150,443,495

Total Investment Securities — 101.1%
(Cost $4,778,922,935)		$6,050,638,636

Net Other Assets (Liabilities) — (1.1)%		(63,926,785)

Net Assets — 100.0%		$5,986,711,851

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of June 30, 2018 was $63,670,632.
(c)	The rate shown is the effective interest rate as of June 30, 2018.

plc – Public Limited Company

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | SEMI- ANNUAL REPORT | JUNE 30, 2018 | DIAMOND-HILL.COM 9

Diamond Hill All Cap Select Fund
Schedule of Investments
June 30, 2018 (Unaudited)

	Shares	Fair Value
Common Stocks — 96.4%
Consumer Discretionary — 15.8%
BorgWarner, Inc.	134,470	$5,803,725
Dollar General Corp.	31,539	3,109,745
Liberty Global plc, Class A (a)	216,556	5,963,952
Red Rock Resorts, Inc., Class A	162,093	5,430,116
TJX Cos., Inc. (The)	34,365	3,270,861
Twenty-First Century Fox, Inc., Class B	124,795	6,148,650
Vail Resorts, Inc.	15,421	4,228,284
		33,955,333
Consumer Staples — 10.3%
Molson Coors Brewing Co., Class B	47,020	3,199,241
PepsiCo, Inc.	29,213	3,180,419
Philip Morris International, Inc.	104,559	8,442,094
Post Holdings, Inc. (a)	84,160	7,239,443
		22,061,197
Energy — 3.4%
Cimarex Energy Co.	71,192	7,243,074

Financials — 31.8%
Bank of the Ozarks, Inc. (b)	105,928	4,770,997
BankUnited, Inc.	98,344	4,017,353
Berkshire Hathaway, Inc., Class B (a)	58,865	10,987,152
Brighthouse Financial, Inc. (a)	179,720	7,201,380
Discover Financial Services	136,801	9,632,159
First Republic Bank	55,039	5,327,225
Loews Corp.	161,708	7,807,262
MetLife, Inc.	256,351	11,176,904
Nationstar Mortgage Holdings, Inc. (a)	244,416	4,284,613
ProAssurance Corp.	90,363	3,203,368
		68,408,413
Health Care — 7.7%
Abbott Laboratories	98,962	6,035,692
Aetna, Inc.	26,596	4,880,366
Gilead Sciences, Inc.	80,543	5,705,666
		16,621,724

Industrials — 15.9%
Hub Group, Inc., Class A (a)	102,915	5,125,167
Johnson Controls International plc	288,367	9,645,876
Kirby Corp. (a)	53,240	4,450,864
United Continental Holdings, Inc. (a)	135,332	9,436,700
Verisk Analytics, Inc. (a)	51,493	5,542,707
		34,201,314
Information Technology — 8.5%
Alphabet, Inc., Class A (a)	7,524	8,496,026
Facebook, Inc., Class A (a)	28,569	5,551,528
Sanmina Corp. (a)	144,640	4,237,952
		18,285,506
Materials — 1.8%
Axalta Coating Systems Ltd. (a)	123,969	3,757,500

Real Estate — 1.2%
CubeSmart REIT	83,188	2,680,317

Total Common Stocks		$207,214,378

10 DIAMOND HILL FUNDS | SEMI- ANNUAL REPORT | JUNE 30, 2018 | DIAMOND-HILL.COM

Diamond Hill All Cap Select Fund
Schedule of Investments (Continued)
June 30, 2018 (Unaudited)

	Shares	Fair Value
Registered Investment Companies — 5.8%
Diamond Hill Short Duration Total Return Fund, Class Y (c)	285,535	2,878,198
State Street Institutional US Government Money Market Fund, Premier Class, 1.82% (d)	6,303,584	6,303,584
State Street Navigator Securities Lending Portfolio I, 2.06% (d)	3,426,431	3,426,431

Total Registered Investment Companies		$12,608,213

Total Investment Securities — 102.2%
(Cost $194,734,522)		$219,822,591

Net Other Assets (Liabilities) — (2.2)%		(4,769,152)

Net Assets — 100.0%		$215,053,439

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of June 30, 2018 was $3,336,788.
(c)	Affiliated Fund.
(d)	The rate shown is the effective interest rate as of June 30, 2018.

plc – Public Limited Company

REIT – Real Estate Investment Trust

See accompanying Notes to Financial Statements.

Diamond Hill Long-Short Fund
Schedule of Investments
June 30, 2018 (Unaudited)

	Shares	Fair Value
Common Stocks — 84.8%
Consumer Discretionary — 13.3%
BorgWarner, Inc. (a)	1,719,990	$74,234,768
Comcast Corp., Class A	2,324,620	76,270,782
Dollar General Corp. (a)	567,615	55,966,839
Goodyear Tire & Rubber Co. (The) (a)	1,933,560	45,032,612
Hanesbrands, Inc. (a)	1,844,330	40,612,147
Starbucks Corp. (a)	369,190	18,034,931
TEGNA, Inc. (a)	1,362,458	14,782,669
TJX Cos., Inc. (The) (a)	539,482	51,347,897
Twenty-First Century Fox, Inc., Class B (a)	1,292,985	63,705,371
VF Corp. (a)	552,435	45,034,501
Walt Disney Co. (The) (a)	512,145	53,677,917
		538,700,434
Consumer Staples — 6.9%
Constellation Brands, Inc., Class A (a)	73,815	16,155,889
Coty, Inc., Class A (a)	3,308,420	46,648,722
Kimberly-Clark Corp. (a)	477,170	50,265,088
Molson Coors Brewing Co., Class B (a)	1,132,020	77,022,641
Philip Morris International, Inc. (a)	1,079,400	87,150,756
		277,243,096
Energy — 4.1%
Cimarex Energy Co. (a)	1,117,354	113,679,596
Devon Energy Corp. (a)	1,237,475	54,399,401
		168,078,997
Financials — 23.3%
BankUnited, Inc.	1,848,390	75,506,732
Berkshire Hathaway, Inc., Class B (a)(b)	512,095	95,582,532
Brighthouse Financial, Inc. (a)(b)	1,407,136	56,383,940
Citigroup, Inc. (a)	2,488,034	166,499,235
Discover Financial Services (a)	1,695,400	119,373,114
First Republic Bank (a)	604,810	58,539,560
Franklin Resources, Inc. (a)	1,184,010	37,947,521
Hartford Financial Services Group, Inc. (The) (a)	295,927	15,130,748
JPMorgan Chase & Co.	586,815	61,146,123
Loews Corp. (a)	1,444,877	69,758,662
MetLife, Inc. (a)	2,646,974	115,408,066

DIAMOND HILL FUNDS | SEMI- ANNUAL REPORT | JUNE 30, 2018 | DIAMOND-HILL.COM 11

Diamond Hill Long-Short Fund
Schedule of Investments (Continued)
June 30, 2018 (Unaudited)

	Shares	Fair Value
Common Stocks — 84.8% continued
Financials — 23.3% continued
Morgan Stanley	684,313	$32,436,436
Popular, Inc. (a)	495,247	22,390,117
Wells Fargo & Co.	309,272	17,146,040
		943,248,826
Health Care — 6.4%
Abbott Laboratories (a)	1,987,060	121,190,789
Medtronic plc (a)	987,862	84,570,866
Pfizer, Inc. (a)	1,459,865	52,963,902
		258,725,557
Industrials — 11.6%
Alaska Air Group, Inc.	339,010	20,472,814
Colfax Corp. (a)(b)	633,190	19,407,273
Johnson Controls International plc (a)	2,843,620	95,119,089
Kirby Corp. (a)(b)	499,935	41,794,566
Parker-Hannifin Corp. (a)	220,800	34,411,680
United Continental Holdings, Inc. (a)(b)	2,216,490	154,555,848
United Technologies Corp. (a)	824,535	103,091,611
		468,852,881
Information Technology — 14.5%
Alphabet, Inc., Class A (b)	100,935	113,974,793
Apple, Inc.	489,946	90,693,904
Cognizant Technology Solutions Corp., Class A (a)	1,025,005	80,965,145
Facebook, Inc., Class A (b)	368,915	71,687,563
Juniper Networks, Inc. (a)	1,486,530	40,760,653
Microsoft Corp.	1,104,074	108,872,737
Worldpay, Inc., Class A (a)(b)	977,005	79,899,469
		586,854,264
Materials — 2.8%
Axalta Coating Systems Ltd. (a)(b)	2,500,684	75,795,732
RPM International, Inc. (a)	652,430	38,049,718
		113,845,450
Telecommunication Services — 1.9%
T-Mobile USA, Inc. (b)	1,270,330	75,902,217

Total Common Stocks		$3,431,451,722
Registered Investment Companies — 34.1%
Diamond Hill Short Duration Total Return Fund, Class Y (c)	8,908,921	89,801,926
State Street Institutional Liquid Reserves Fund, Premier Class, 2.08% (d)	345,298,000	345,332,530
State Street Navigator Securities Lending Portfolio I, 2.06% (d)	946,140,560	946,140,560

Total Registered Investment Companies		$1,381,275,016

Total Investment Securities — 118.9%
(Cost $3,957,446,855)		$4,812,726,738

Segregated Cash With Custodian — 26.5%		1,070,527,296

Securities Sold Short — (21.1)%
(Proceeds $707,650,526)		(852,313,587)

Net Other Assets (Liabilities) — (24.3)%		(984,435,692)

Net Assets — 100.0%		$4,046,504,755

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of June 30, 2018 was $925,279,024.
(b)	Non-income producing security.
(c)	Affiliated Fund
(d)	The rate shown is the effective interest rate as of June 30, 2018.

plc – Public Limited Company

See accompanying Notes to Financial Statements.

12 DIAMOND HILL FUNDS | SEMI- ANNUAL REPORT | JUNE 30, 2018 | DIAMOND-HILL.COM

Diamond Hill Long-Short Fund
Schedule of Investments Sold Short
June 30, 2018 (Unaudited)

	Shares	Fair Value
Common Stocks — 20.9%
Consumer Discretionary — 8.2%
Best Buy Co., Inc.	1,279,215	$95,403,855
Big Lots, Inc.	244,285	10,206,227
Children's Place, Inc. (The)	189,880	22,937,504
Grand Canyon Education, Inc.	590,785	65,937,514
Lithia Motors, Inc., Class A	116,710	11,037,265
lululemon athletica, Inc.	90,485	11,297,052
McDonald's Corp.	205,825	32,250,719
Polaris Industries, Inc.	211,895	25,889,331
Under Armour, Inc., Class A	1,248,985	28,077,183
Walmart, Inc.	355,730	30,468,275
		333,504,925
Energy — 1.0%
Core Laboratories NV	323,690	40,852,915

Financials — 2.8%
Bank of Hawaii Corp.	559,866	46,704,022
Cincinnati Financial Corp.	390,146	26,085,162
First American Financial Corp.	296,380	15,328,774
Selective Insurance Group, Inc.	431,096	23,710,280
		111,828,238
Health Care — 2.2%
AbbVie, Inc.	109,185	10,115,990
Encompass Health Corp.	425,726	28,830,165
Varian Medical Systems, Inc.	433,080	49,249,858
		88,196,013
Industrials — 1.9%
Cintas Corp.	81,590	15,099,861
W.W. Grainger, Inc.	195,183	60,194,437
		75,294,298
Information Technology — 2.9%
Cree, Inc.	761,620	31,660,543
j2 Global, Inc.	186,835	16,181,779
Stamps.com, Inc.	202,394	51,215,802
Western Union Co. (The)	875,315	17,795,154
		116,853,278
Materials — 0.2%
Silgan Holdings, Inc.	301,250	8,082,538

Utilities — 1.7%
Consolidated Edison, Inc.	910,077	70,967,804

Total Common Stocks		$845,580,009

Registered Investment Companies — 0.2%
Industrials — 0.2%
Industrial Select Sector SPDR Fund (The)	94,005	$6,733,578

Total Securities Sold Short — 21.1%
(Proceeds $707,650,526)		$852,313,587

Percentages disclosed are based on total net assets of the Fund at June 30, 2018.

NV – Naamloze Vennootschap

SPDR – Standard & Poor’s Depositary Receipt

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | SEMI- ANNUAL REPORT | JUNE 30, 2018 | DIAMOND-HILL.COM 13

Diamond Hill Research Opportunities Fund
Schedule of Investments
June 30, 2018 (Unaudited)

	Shares	Fair Value
Common Stocks — 107.9%
Consumer Discretionary — 24.1%
Aptiv plc (a)	3,150	$288,635
BorgWarner, Inc.	5,200	224,432
Charter Communications, Inc., Class A (a)(b)	3,262	956,451
Delphi Technologies plc	3,760	170,930
Dollar General Corp.	2,022	199,369
Fiat Chrysler Automobiles NV	51,158	966,375
Hanesbrands, Inc.	26,900	592,338
Liberty Global plc, Class A (b)	25,525	702,959
NVR, Inc. (b)	600	1,782,210
Red Rock Resorts, Inc., Class A	106,543	3,569,190
Starbucks Corp.	4,800	234,480
TJX Cos., Inc. (The)	1,626	154,763
Vail Resorts, Inc.	14,600	4,003,174
VF Corp.	13,679	1,115,112
		14,960,418
Consumer Staples — 1.0%
Cal-Maine Foods, Inc. (b)	13,700	628,145

Energy — 1.2%
Cimarex Energy Co.	7,598	773,021

Financials — 18.1%
Atlas Financial Holdings, Inc. (b)	20,845	182,394
Bank of New York Mellon Corp. (The)	16,380	883,373
Bank of the Ozarks, Inc. (a)	21,905	986,601
BankUnited, Inc. (c)	27,450	1,121,332
Berkshire Hathaway, Inc., Class B (b)(c)	1,700	317,305
Brighthouse Financial, Inc. (b)(c)	8,795	352,416
Credit Suisse Group (SW) (b)	53,460	799,343
Discover Financial Services (c)	15,357	1,081,286
Fairfax Financial Holdings Ltd.	586	328,368
Fairfax India Holdings Corp. (b)	21,889	360,950
First Republic Bank	6,552	634,168
Franklin Resources, Inc. (c)	9,000	288,450
Julius Baer Group Ltd. (SW) (b)	7,247	424,442
MetLife, Inc. (c)	29,066	1,267,278
Nationstar Mortgage Holdings, Inc. (b)(c)	54,705	958,979
Popular, Inc.	11,580	523,532
SVB Financial Group (a)(b)	2,545	734,894
		11,245,111
Health Care — 15.8%
Acorda Therapeutics, Inc. (a)(b)	13,774	395,314
Aetna, Inc. (c)	3,335	611,973
Allergan plc (a)	8,960	1,493,811
BioScrip, Inc. (a)(b)	403,216	1,181,423
Endo International plc (a)(b)	172,736	1,628,900
Gilead Sciences, Inc.	8,147	577,133
GlaxoSmithKline plc - ADR (a)	54,521	2,197,742
McKesson Corp. (a)	2,125	283,475
Medtronic plc	8,925	764,069
Shandong Weigo Group Medical Polymer Co. Ltd. (HK)	448,000	316,297
Thermo Fisher Scientific, Inc. (a)	1,927	399,159
		9,849,296
Industrials — 21.5%
Aircastle Ltd.	20,500	420,250
Alaska Air Group, Inc.	6,000	362,340
Colfax Corp. (b)	8,173	250,502
Honeywell International, Inc.	2,500	360,125
Howden Joinery Group plc (GB)	115,000	811,024
Hub Group, Inc., Class A (b)(c)	47,240	2,352,552
Johnson Controls International plc (a)	17,606	588,921
Kirby Corp. (b)	4,950	413,820
Sensata Technologies Holding plc (a)(b)	28,756	1,368,210
Stericycle, Inc. (a)(b)	4,470	291,846
United Continental Holdings, Inc. (b)(c)	48,466	3,379,534
United Technologies Corp.	3,550	443,857

14 DIAMOND HILL FUNDS | SEMI- ANNUAL REPORT | JUNE 30, 2018 | DIAMOND-HILL.COM

Diamond Hill Research Opportunities Fund
Schedule of Investments (Continued)
June 30, 2018 (Unaudited)

	Shares	Fair Value
Common Stocks — 107.9% continued
Industrials — 21.5% continued
Verisk Analytics, Inc. (a)(b)	18,276	$1,967,229
Welbilt, Inc. (a)(b)	9,400	209,714
WESCO International, Inc. (b)	2,483	141,779
		13,361,703
Information Technology — 14.7%
Alphabet, Inc., Class A (b)(c)	788	889,802
Baidu, Inc. - ADR (b)	2,394	581,742
Check Point Software Technologies Ltd. (b)	2,529	247,033
Cognizant Technology Solutions Corp., Class A (c)	28,162	2,224,516
Facebook, Inc., Class A (b)	4,038	784,664
First Data Corp., Class A (a)(b)	34,825	728,887
Juniper Networks, Inc. (c)	18,419	505,049
Microsoft Corp. (c)	9,434	930,287
Sanmina Corp. (b)	31,990	937,307
Texas Instruments, Inc. (a)	5,232	576,828
WNS Holdings Ltd. - ADR (b)	14,379	750,296
		9,156,411
Materials — 4.0%
Axalta Coating Systems Ltd. (a)(b)	51,482	1,560,419
RPM International, Inc. (a)	6,500	379,080
Versum Materials, Inc.	7,000	260,050
W.R. Grace & Co. (a)	3,700	271,247
		2,470,796
Real Estate — 3.5%
American Campus Communities, Inc. REIT (c)	8,577	367,782
CubeSmart REIT (a)	7,122	229,471
iStar, Inc. REIT (a)(b)(c)	106,007	1,143,816
Mid-America Apartment Communities, Inc. REIT	2,035	204,863
Public Storage REIT	956	216,878
		2,162,810
Telecommunication Services — 4.0%
BT Group plc - ADR	56,784	821,097
Cincinnati Bell, Inc. (a)(b)(c)	40,601	637,436
T-Mobile USA, Inc. (b)	17,337	1,035,886
		2,494,419

Total Common Stocks		$67,102,130

	Coupon	Maturity	Shares / Par Value	Fair Value
Corporate Bonds — 1.9%
Energy — 1.1%
Welltec A/S (d)	9.500%	12/01/22	$700,000	$703,500

Telecommunication Services — 0.8%
Frontier Communications Corp. (d)	8.500%	04/01/26	500,000	482,500

Total Corporate Bonds				$1,186,000

DIAMOND HILL FUNDS | SEMI- ANNUAL REPORT | JUNE 30, 2018 | DIAMOND-HILL.COM 15

Diamond Hill Research Opportunities Fund
Schedule of Investments (Continued)
June 30, 2018 (Unaudited)

	Shares	Fair Value
Registered Investment Companies — 28.1%
State Street Institutional Liquid Reserves Fund, Premier Class, 2.08% (e)	6,731	$6,731
State Street Navigator Securities Lending Portfolio I, 2.06% (e)	17,450,120	17,450,120

Total Registered Investment Companies		$17,456,851

Total Investment Securities — 137.9%
(Cost $74,239,159)		$85,744,981

Segregated Cash With Custodian — 11.6%		7,211,211

Securities Sold Short — (21.4)%
(Proceeds $10,491,430)		(13,302,926)

Net Other Assets (Liabilities) — (28.1)%		(17,452,250)

Net Assets — 100.0%		$62,201,016

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of June 30, 2018 was $17,004,662.
(b)	Non-income producing security.
(c)	All or a portion of the shares have been pledged as collateral for open short positions.
(d)	Restricted securities not registered under the Securities Act of 1933. The total fair value of these securities as of June 30, 2018 was $1,186,000, representing 1.9% of net assets.
(e)	The rate shown is the effective interest rate as of June 30, 2018.

ADR – American Depositary Receipt

A/S – Aktieselskab

GB – British Security

HK – Hong Kong Security

NV – Naamloze Vennootschap

plc – Public Limited Company

REIT – Real Estate Investment Trust

SW – Swiss Security

See accompanying Notes to Financial Statements.

16 DIAMOND HILL FUNDS | SEMI- ANNUAL REPORT | JUNE 30, 2018 | DIAMOND-HILL.COM

Diamond Hill Research Opportunities Fund
Schedule of Investments Sold Short
June 30, 2018 (Unaudited)

	Shares	Fair Value
Common Stocks — 21.4%
Consumer Discretionary — 6.7%
Bed Bath & Beyond, Inc.	3,295	$65,653
Best Buy Co., Inc.	14,575	1,087,004
Big Lots, Inc.	4,200	175,476
Children's Place, Inc. (The)	1,023	123,578
Grand Canyon Education, Inc.	9,076	1,012,972
Lithia Motors, Inc., Class A	1,312	124,076
lululemon athletica, Inc.	3,000	374,550
Polaris Industries, Inc.	2,840	346,991
Tesla, Inc.	975	334,376
Under Armour, Inc., Class A	5,700	128,136
Walmart, Inc.	4,700	402,555
		4,175,367
Consumer Staples — 0.2%
Brown-Forman Corp., Class B	2,800	137,228

Energy — 0.3%
Core Laboratories NV	1,487	187,674

Financials — 3.4%
Apollo Commercial Real Estate Finance, Inc.	1,340	24,495
Ares Commercial Real Estate Corp.	1,945	26,860
Bank of Hawaii Corp.	5,290	441,292
Blackstone Mortgage Trust, Inc., Class A	765	24,044
Cincinnati Financial Corp.	8,504	568,577
First American Financial Corp.	4,746	245,463
Granite Point Mortgage Trust, Inc.	1,445	26,516
KKR Real Estate Finance Trust, Inc.	1,205	23,835
Selective Insurance Group, Inc.	2,455	135,025
Starwood Property Trust, Inc.	1,150	24,967
TPG Real Estate Finance Trust, Inc.	1,205	24,486
Westamerica Bancorp.	9,615	543,344
		2,108,904
Health Care — 2.2%
AbbVie, Inc.	2,901	268,778
Encompass Health Corp.	5,805	393,115
IDEXX Laboratories, Inc.	550	119,867
Merck & Co., Inc.	3,901	236,791
Varian Medical Systems, Inc.	3,005	341,729
		1,360,280
Industrials — 1.5%
Boeing Co. (The)	770	258,343
Cintas Corp.	1,170	216,532
W.W. Grainger, Inc.	1,433	441,937
		916,812
Information Technology — 4.9%
Cree, Inc.	20,402	848,111
j2 Global, Inc.	1,590	137,710
NETGEAR, Inc.	6,825	426,563
Stamps.com, Inc.	3,405	861,635
Western Union Co. (The)	37,764	767,742
		3,041,761
Materials — 0.2%
Silgan Holdings, Inc.	5,205	139,650

Real Estate — 0.3%
EastGroup Properties, Inc.	2,070	197,809

Telecommunication Services — 1.1%
Cogent Communications Holdings, Inc.	12,871	687,311

Utilities — 0.6%
Consolidated Edison, Inc.	4,490	350,130

Total Securities Sold Short — 21.4%
(Proceeds $10,491,430)		$13,302,926

Percentages disclosed are based on total net assets of the Fund at June 30, 2018.

NV – Naamloze Vennootschap

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | SEMI- ANNUAL REPORT | JUNE 30, 2018 | DIAMOND-HILL.COM 17

Diamond Hill Financial Long-Short Fund
Schedule of Investments
June 30, 2018 (Unaudited)

	Shares	Fair Value
Common Stocks — 99.7%
Banks, Thrifts & Mortgage Finance — 39.0%
Banco Bilbao Vizcaya Argentaria SA - ADR (a)	117,845	$824,915
Bank of the Ozarks, Inc. (a)(b)	20,695	932,103
BankUnited, Inc. (a)	29,920	1,222,232
BOK Financial Corp. (a)(b)	4,200	394,842
Bridge Bancorp, Inc.(a)	15,605	561,000
Citigroup, Inc. (a)	12,425	831,481
First Horizon National Corp. (a)(b)	17,045	304,083
First of Long Island Corp. (The) (a)	16,860	418,971
First Republic Bank (a)(b)	11,205	1,084,532
JPMorgan Chase & Co. (a)	5,365	559,033
Nationstar Mortgage Holdings, Inc. (a)(c)	93,470	1,638,529
Popular, Inc. (b)	17,270	780,777
State Bank Financial Corp. (a)	16,465	549,931
Sterling Bancorp (a)(b)	32,648	767,228
SVB Financial Group (a)(b)(c)	4,175	1,205,573
		12,075,230
Capital Markets — 9.2%
Bank of New York Mellon Corp. (The) (a)	14,490	781,446
Credit Suisse Group AG - ADR (a)	64,720	963,034
Franklin Resources, Inc. (a)(b)	19,414	622,219
Morgan Stanley (a)	10,145	480,873
		2,847,572
Consumer Financial Services — 7.2%
Capital One Financial Corp. (a)(b)	6,755	620,785
Discover Financial Services (a)(b)	23,055	1,623,303
		2,244,088
Diversified Financial Services — 5.7%
Berkshire Hathaway, Inc., Class B (a)(b)(c)	9,450	1,763,843

Insurance — 20.5%
Atlas Financial Holdings, Inc. (c)	41,214	360,622
Brighthouse Financial, Inc. (a)(b)(c)	21,537	862,988
Enstar Group Ltd. (b)(c)	3,045	631,228
Fairfax Financial Holdings Ltd. (CA) (a)	1,195	669,207
Global Indemnity Ltd. (b)	8,330	324,703
Hartford Financial Services Group, Inc. (The) (a)(b)	8,267	422,692
Loews Corp. (a)(b)	25,966	1,253,638
MetLife, Inc. (a)(b)	32,447	1,414,689
Willis Towers Watson plc (a)(b)	2,633	399,163
		6,338,930
IT Services — 3.8%
First Data Corp., Class A (a)(b)(c)	33,965	710,887
Worldpay, Inc., Class A (a)(b)(c)	5,755	470,644
		1,181,531
Equity Real Estate Investment Trusts (REITs) — 14.3%
American Campus Communities, Inc. REIT (a)	20,110	862,317
CubeSmart REIT (a)(b)	25,135	809,850
Essex Property Trust, Inc. REIT (a)	800	191,256
iStar, Inc. REIT (a)(b)(c)	116,663	1,258,794
Mid-America Apartment Communities, Inc. REIT (a)	5,445	548,148
Public Storage REIT (a)	2,490	564,881
Tanger Factory Outlet Centers, Inc. REIT (a)(b)	7,885	185,219
		4,420,465

Total Common Stocks		$30,871,659

18 DIAMOND HILL FUNDS | SEMI- ANNUAL REPORT | JUNE 30, 2018 | DIAMOND-HILL.COM

Diamond Hill Financial
Long-Short Fund
Schedule of Investments (Continued)
June 30, 2018 (Unaudited)

	Shares	Fair Value
Registered Investment Companies — 28.7%
State Street Navigator Securities Lending Portfolio I, 2.06% (d)	8,881,126	$8,881,126

Total Investment Securities — 128.4%
(Cost $35,880,461)		$39,752,785

Segregated Cash With Custodian — 13.1%		4,065,808

Securities Sold Short — (13.6)%
(Proceeds $3,306,248)		(4,214,345)

Net Other Assets (Liabilities) — (27.9)%		(8,638,359)

Net Assets — 100.0%		$30,965,889

(a)	All or a portion of the shares have been pledged as collateral for open short positions.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of June 30, 2018 was $8,649,719.
(c)	Non-income producing security.
(d)	The rate shown is the effective interest rate as of June 30, 2018.

ADR – American Depositary Receipt

AG – Aktiengesellschaft

CA – Canadian Security

plc – Public Limited Company

REIT – Real Estate Investment Trust

SA – Societe Anonyme

See accompanying Notes to Financial Statements.

Diamond Hill Financial
Long-Short Fund
Schedule of Investments Sold Short
June 30, 2018 (Unaudited)

	Shares	Fair Value
Common Stocks — 13.6%
Banks, Thrifts & Mortgage Finance — 3.2%
Bank of Hawaii Corp.	3,200	$266,944
Westamerica Bancorp.	12,895	728,696
		995,640
Equity Real Estate Investment Trusts (REITs) — 2.9%
Apollo Commercial Real Estate Finance, Inc.	5,590	102,185
Ares Commercial Real Estate Corp.	8,102	111,889
Blackstone Mortgage Trust, Inc., Class A	3,192	100,325
EastGroup Properties, Inc.	1,730	165,319
Granite Point Mortgage Trust, Inc.	5,997	110,045
KKR Real Estate Finance Trust, Inc.	5,015	99,197
Starwood Property Trust, Inc.	4,791	104,013
TPG Real Estate Finance Trust, Inc.	5,020	102,006
		894,979
Insurance — 5.9%
Cincinnati Financial Corp.	9,960	665,926
First American Financial Corp.	5,155	266,617
Hanover Insurance Group, Inc. (The)	1,710	204,448
Selective Insurance Group, Inc.	12,325	677,875
		1,814,866
IT Services — 1.6%
Western Union Co. (The)	25,030	508,860

Total Securities Sold Short — 13.6%
(Proceeds $3,306,248)		$4,214,345

Percentages disclosed are based on total net assets of the Fund at June 30, 2018.

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | SEMI- ANNUAL REPORT | JUNE 30, 2018 | DIAMOND-HILL.COM 19

Diamond Hill Global Fund
Schedule of Investments
June 30, 2018 (Unaudited)

	Shares	Fair Value
Common Stocks — 99.1%
Belgium — 2.1%
Anheuser-Busch InBev SA/NV	3,042	$306,799

Bermuda — 1.5%
Axalta Coating Systems Ltd. (a)	6,998	212,109

China — 2.2%
Baidu, Inc. - ADR (a)	1,310	318,330

France — 6.5%
Essilor International SA	2,096	295,497
Sanofi SA	3,643	292,355
SCOR SE	9,755	360,713
		948,565
Germany — 3.8%
Bayer AG	2,649	290,893
Fuchs Petrolub SE	5,646	265,948
		556,841
Hong Kong — 1.7%
Shandong Weigao Group Medical Polymer Co. Ltd.	344,280	243,068

Ireland — 2.9%
Johnson Controls International plc	12,602	421,537

Japan — 1.8%
Seven & i Holdings Co. Ltd.	6,000	261,706

Jersey — 1.3%
Beazley plc	24,815	191,237

Korea (Republic of) — 2.0%
Samsung Electronics Co. Ltd.	6,940	290,904

Netherlands — 2.0%
Euronext NV	4,540	287,659

Switzerland — 4.9%
Credit Suisse Group AG	23,595	352,796
Julius Baer Group Ltd.	6,129	358,963
		711,759
United Kingdom — 12.0%
Aptiv plc	4,143	379,623
Ashmore Group plc	62,285	305,389
BT Group plc - ADR (b)	13,167	190,395
GlaxoSmithKline plc	19,810	399,414
Howden Joinery Group plc	66,859	471,515
		1,746,336
United States — 54.4%
Alphabet, Inc. - Class C (a)	300	334,695
BankUnited, Inc.	7,633	311,808
Berkshire Hathaway, Inc. - Class B (a)	2,861	534,006
BorgWarner, Inc.	6,660	287,446
Brighthouse Financial, Inc. (a)	8,144	326,330
Cimarex Energy Co.	3,435	349,477
Citigroup, Inc.	3,066	205,177
Discover Financial Services	5,392	379,651
Facebook, Inc. - Class A (a)	1,610	312,855
First Republic Bank	2,798	270,818
Gilead Sciences, Inc.	4,500	318,780
Hub Group, Inc. - Class A (a)	5,952	296,410
Kirby Corp. (a)	2,946	246,286
Liberty Global plc - Class A (a)	15,493	426,677
MetLife, Inc.	12,650	551,540
Philip Morris International, Inc.	6,081	490,980
Post Holdings, Inc. (a)(b)	4,332	372,639
Red Rock Resorts, Inc. - Class A	8,106	271,551
Sanmina Corp. (a)	10,981	321,743
Twenty-First Century Fox, Inc. - Class B	6,917	340,801
United Continental Holdings, Inc. (a)	8,217	572,971
Vail Resorts, Inc.	1,458	399,769
		7,922,410

Total Common Stocks		$14,419,260

20 DIAMOND HILL FUNDS | SEMI- ANNUAL REPORT | JUNE 30, 2018 | DIAMOND-HILL.COM

Diamond Hill Global Fund
Schedule of Investments (Continued)
June 30, 2018 (Unaudited)

	Par Value	Value
Registered Investment Companies — 5.7%
State Street Institutional Liquid Reserves Fund, Premier Class, 2.08%(c)	311,695	$311,726
State Street Navigator Securities Lending Portfolio I, 2.06% (c)	524,887	524,887

Total Registered Investment Companies		$836,613

Total Investments at Value — 104.8%
(Cost $15,805,215)		$15,255,873

Liabilities in Excess of Other Assets — (4.8)%		(701,241)

Net Assets — 100.0%		$14,554,632

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of June 30, 2018 was $512,423.
(c)	The rate shown is the effective interest rate as of June 30, 2018.

ADR – American Depositary Receipt

AG – Aktiengesellschaft

NV – Naamloze Vennootschap

plc – Public Limited Company

SA – Societe Anonyme

SE – Societas Europaea

See accompanying Notes to Financial Statements.

Diamond Hill Short Duration
Total Return Fund
Schedule of Investments
June 30, 2018 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Corporate Credit — 7.7%
Banking — 4.3%
ABN AMRO Bank NV (a)	2.100%	01/18/19	$500,000	$498,180
Bank of Montreal	1.350%	08/28/18	425,000	424,286
Bank of Nova Scotia	1.650%	06/14/19	35,000	34,622
Canadian Imperial Bank	1.600%	09/06/19	425,000	418,737
Capital One Financial Corp.	2.500%	05/12/20	500,000	492,891
Capital One North America	1.850%	09/13/19	500,000	492,935
Citigroup, Inc. (b)	2.350%	08/02/21	500,000	482,940
Citigroup, Inc.	2.900%	12/08/21	750,000	734,653
Danske Bank A/S (a)	1.650%	09/06/19	500,000	492,319
DBS Group Holdings Ltd. (3MO LIBOR + 49) (a)(c)	2.811%	06/08/20	1,500,000	1,500,660
Fifth Third Bank (3MO LIBOR + 59) (c)	2.927%	09/27/19	500,000	501,459
Goldman Sachs Group, Inc.	2.300%	12/13/19	225,000	222,775
Goldman Sachs Group, Inc.	2.600%	12/27/20	1,000,000	982,409
Goldman Sachs Group, Inc. (3MO LIBOR + 111) (c)	3.472%	04/26/22	450,000	454,412
Huntington National Bank (3MO LIBOR + 51) (c)	2.837%	03/10/20	1,000,000	1,002,113
JPMorgan Chase & Co.	2.250%	01/23/20	50,000	49,363
JPMorgan Chase & Co.	2.550%	10/29/20	1,000,000	985,296
JPMorgan Chase & Co. (3MO LIBOR + 100) (b)(c)	3.348%	01/15/23	400,000	404,581
Key Banc NA	1.600%	08/22/19	750,000	738,925
Key Banc NA (b)	3.350%	06/15/21	500,000	500,776
Mizuho Financial Group	2.273%	09/13/21	500,000	479,815
Morgan Stanley	2.650%	01/27/20	486,000	482,455
Morgan Stanley (3MO LIBOR + 118) (b)(c)	3.539%	01/20/22	1,000,000	1,013,041
National Australia Bank, New York	2.250%	01/10/20	500,000	493,955

DIAMOND HILL FUNDS | SEMI- ANNUAL REPORT | JUNE 30, 2018 | DIAMOND-HILL.COM 21

Diamond Hill Short Duration Total Return Fund
Schedule of Investments (Continued)
June 30, 2018 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Corporate Credit — 7.7% continued
Banking — 4.3% continued
Nordea Bank AB (3MO LIBOR + 62) (a)(c)	2.954%	09/30/19	$250,000	$251,356
Popular, Inc.	7.000%	07/01/19	200,000	203,000
Rabobank Nederland NY	2.250%	01/14/20	300,000	296,273
Royal Bank of Canada	1.500%	07/29/19	220,000	216,867
Skandinaviska Enskilda Banken AB	1.500%	09/13/19	500,000	491,201
Svenska Handelsbanken AB	1.500%	09/06/19	500,000	491,838
Toronto-Dominion Bank	1.450%	09/06/18	450,000	449,168
Toronto-Dominion Bank	1.450%	08/13/19	20,000	19,709
Wells Fargo & Co.	2.400%	01/15/20	1,750,000	1,733,118
Westpac Banking Corp.	1.600%	08/19/19	425,000	418,994
				18,455,122
Basic Industry — 0.1%
E.I. du Pont de Nemours & Co. (b)	2.200%	05/01/20	425,000	418,900

Capital Goods — 0.1%
Beacon Roofing Supply, Inc.	6.375%	10/01/23	100,000	103,250
Summit Materials LLC	8.500%	04/15/22	125,000	133,919
				237,169
Communications — 0.3%
American Tower Corp.	2.250%	01/15/22	250,000	238,948
Cogent Communications, Inc. (a)	5.375%	03/01/22	25,000	25,625
Crown Castle International Corp.	2.250%	09/01/21	425,000	407,374
CSC Holdings LLC (a)	10.125%	01/15/23	400,000	441,000
Deutsche Telekom International Finance (a)	1.500%	09/19/19	200,000	196,234
				1,309,181
Consumer Cyclical — 0.8%
BMW U.S. Capital LLC (a)	1.450%	09/13/19	225,000	221,062
CCM Merger, Inc. (a)	6.000%	03/15/22	200,000	203,560
Daimler Finance NA LLC (a)(b)	1.750%	10/30/19	350,000	343,858
Ford Motor Credit Co. LLC	1.897%	08/12/19	500,000	493,061
Ford Motor Credit Co. LLC	2.681%	01/09/20	200,000	198,118
General Motors Financial Co. (b)	2.350%	10/04/19	1,000,000	991,425
General Motors Financial Co. (b)	3.200%	07/06/21	25,000	24,673
Nissan Motor Acceptance Corp. (a)	1.550%	09/13/19	425,000	417,342
Toyota Motor Credit Corp.	1.950%	04/17/20	425,000	417,752
				3,310,851
Consumer Non-Cyclical — 0.3%
Amgen, Inc.	2.650%	05/11/22	860,000	832,614
Mondelēz International, Inc. (a)	1.625%	10/28/19	250,000	245,675
				1,078,289
Electric — 0.4%
NextEra Energy, Inc.	1.649%	09/01/18	215,000	214,528
Sempra Energy	1.625%	10/07/19	370,000	363,012
Southern Power Co.	1.950%	12/15/19	250,000	245,754
WEC Energy Group, Inc.	3.375%	06/15/21	950,000	952,629
				1,775,923
Energy — 0.2%
Energen Corp.	4.625%	09/01/21	125,000	124,375
Sinopec Group Overseas Development Ltd. (a)	1.750%	09/29/19	500,000	490,745
Welltec A/S (a)	9.500%	12/01/22	200,000	201,000
				816,120
Finance Companies — 0.3%
American Express Credit Corp.	1.700%	10/30/19	900,000	886,020
IBCIL Finance Co. Ltd. (a)	2.125%	09/29/19	200,000	196,385
Nationstar Mortgage/Capital Corp.	6.500%	07/01/21	100,000	99,720
Nationstar Mortgage/Capital Corp.	6.500%	06/01/22	100,000	99,250
				1,281,375

22 DIAMOND HILL FUNDS | SEMI- ANNUAL REPORT | JUNE 30, 2018 | DIAMOND-HILL.COM

Diamond Hill Short Duration Total Return Fund
Schedule of Investments (Continued)
June 30, 2018 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Corporate Credit — 7.7% continued
Insurance — 0.8%
Jackson National Life Global Funding (a)(c)	2.807%	06/11/21	$950,000	$951,210
Jackson National Life Global Funding (a)	2.100%	10/25/21	200,000	191,559
Met Life Global Funding I (3MO LIBOR + 40) (a)(c)	2.726%	06/12/20	1,000,000	1,004,975
New York Life Global Funding (a)	1.500%	10/24/19	500,000	490,669
PRICOA Global Funding I (a)	1.450%	09/13/19	350,000	344,133
Principal Life Global Funding II (a)	2.375%	11/21/21	400,000	387,076
				3,369,622
REITS — 0.0% (d)
Crescent Communities, Inc. (a)	8.875%	10/15/21	170,000	179,350

Transportation — 0.1%
Continental Airlines Pass-Through Trust, Series 2012-1, Class B	6.250%	10/11/21	86,316	88,587
U.S. Airways Pass-Through Trust, Series 2012-2, Class B	6.750%	12/03/22	149,507	157,700
United Airlines Pass-Through Trust, Series 2007-1, Class A	6.636%	07/02/22	133,200	139,860
United Airlines Pass-Through Trust, Series 2013-1, Class B	5.375%	02/15/23	101,876	103,913
				490,060

Total Corporate Credit				$32,721,962

Securitized — 86.6%
ABS-Other — 11.4%
Access Point Financial, Series 2017-A, Class C (a)	5.820%	04/15/29	4,750,000	4,719,573
Access Point Financial, Series 2017-A, Class D (a)	6.000%	04/15/29	5,000,000	4,925,707
Gold Key Resorts LLC, Series 2014-A, Class A (a)	3.220%	03/17/31	252,191	249,121
Hero Funding Trust, Series 2016-3B, Class B (a)	5.240%	09/20/42	558,770	559,582
Hero Funding Trust, Series 2016-1R, Class A1 (a)	4.500%	09/21/42	1,135,491	1,129,813
Hero Funding Trust, Series 2016-4B, Class B (a)	4.990%	09/20/47	1,467,945	1,457,986
LTCG Securitization, Series 2018-A, Class A (a)	4.590%	06/15/48	1,400,000	1,400,130
MarketPlace Loan Trust, Series 2016-BS1, Class A (a)	4.500%	01/15/21	356,245	357,062
MarketPlace Loan Trust, Series 2017-BS1, Class A (a)(c)	3.500%	01/18/22	2,738,464	2,732,154
Mosaic Solar Loans LLC, Series 2017-2A, Class A (a)	3.820%	09/20/42	1,261,740	1,253,137
Mosaic Solar Loans LLC, Series 2017-2A, Class B (a)	4.770%	09/20/42	1,000,000	1,004,336
New Residential Advance Receivables Trust, Series 2016-T2, Class DT2 (a)	4.005%	10/15/49	1,354,000	1,336,843
New Residential Advance Receivables Trust, Series 2016-T2, Class ET2 (a)	5.574%	10/15/49	1,000,000	992,868
New Residential Advance Receivables Trust, Series 2016-T4, Class ET4 (a)	6.250%	12/15/50	2,500,000	2,504,822

DIAMOND HILL FUNDS | SEMI- ANNUAL REPORT | JUNE 30, 2018 | DIAMOND-HILL.COM 23

Diamond Hill Short Duration Total Return Fund
Schedule of Investments (Continued)
June 30, 2018 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 86.6% continued
ABS-Other — 11.4% continued
New Residential Advance Receivables Trust, Series 2017-T1, Class ET1 (a)	5.815%	02/15/51	$2,845,000	$2,790,430
Ocwen Master Advance Receivables Trust, Series 2016-T1, Class AT1 (a)	2.521%	08/17/48	2,000,000	2,001,378
Ocwen Master Advance Receivables Trust, Series 2016-T1, Class DT1 (a)	4.246%	08/17/48	1,900,000	1,902,854
Ocwen Master Advance Receivables Trust, Series 2017-T1, Class DT1 (a)	3.536%	09/15/48	3,150,000	3,143,869
Ocwen Master Advance Receivables Trust, Series 2016-T2, Class DT2 (a)	4.446%	08/16/49	1,000,000	1,000,433
OnDeck Asset Securitization Trust, Series 2018-1A, Class B (a)	4.020%	04/18/22	1,400,000	1,396,476
PNMAC GMSR Issuer Trust, Series 2018-GT1, Class A (1MO LIBOR + 285) (a)(c)	4.941%	02/25/23	2,000,000	2,012,051
PNMAC GMSR Issuer Trust, Series 2017-GT2, Class A (1MO LIBOR + 400) (a)(c)	6.091%	08/25/23	1,500,000	1,511,293
Renew Financial LLC, Series 2017-1A, Class B (a)(c)	5.750%	09/20/52	1,560,048	1,586,086
SPS Servicer Advance Receivables Trust, Series 2016-T2, Class CT2 (a)	3.590%	11/15/49	650,000	642,502
TES LLC, Series 2017-1A, Class B (a)	7.740%	10/20/47	2,000,000	2,046,290
Westgate Resorts, Series 2016-1A, Class A (a)	3.500%	12/20/28	646,685	644,709
Westgate Resorts, Series 2018-1A, Class B (a)	3.580%	12/20/31	1,206,213	1,199,024
Westgate Resorts, Series 2018-1A, Class C (a)	4.100%	12/20/31	1,929,941	1,924,306
				48,424,835
Agency CMBS — 0.0% (d)
FNMA, Pool FN AE0834 (c)	3.977%	01/01/21	160,755	163,843

Agency MBS CMO — 1.1%
FHLMC, Series 2814, Class PH	6.000%	06/15/34	321,908	353,336
FHLMC, Series 4613, Class AF (1MO LIBOR + 110) (c)	3.173%	11/15/37	1,185,159	1,215,116
FNMA, Series 1994-4, Class ZC	6.500%	01/25/24	50,025	53,517
FNMA, Series 2012-3, Class EA	3.500%	10/25/29	203,345	205,641
FNMA, Series 2002-86, Class PG	6.000%	12/25/32	353,705	388,634
FNMA, Series 2003-131, Class CH	5.500%	01/25/34	115,250	126,965
FNMA, Series 2006-9, Class KZ	6.000%	03/25/36	284,445	311,585
FNMA, Series 2006-56, Class DC (1MO LIBOR + 65) (c)	2.741%	07/25/36	1,050,847	1,055,769
FNMA, Series 2007-B1, Class ZA	5.500%	04/25/37	134,295	146,977
FNMA, Series 2007-39, Class NB	4.250%	05/25/37	403,374	421,334

24 DIAMOND HILL FUNDS | SEMI- ANNUAL REPORT | JUNE 30, 2018 | DIAMOND-HILL.COM

Diamond Hill Short Duration Total Return Fund
Schedule of Investments (Continued)
June 30, 2018 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 86.6% continued
Agency MBS CMO — 1.1% continued
FNMA, Series 2011-46, Class MB	4.000%	06/25/37	$26,944	$26,921
GNMA, Series 2011-18, Class NA	4.000%	05/20/39	32,912	33,133
GNMA, Series 2016-H11, Class FD (12MO LIBOR + 40) (c)	3.063%	05/20/66	132,476	134,254
Vendee Mortgage Trust, Series 1995-3, Class 1Z	7.250%	09/15/25	143,672	158,116
				4,631,298
Agency MBS CMO Derivatives — 1.1%
FHLMC, Series 3994, Class EI	3.000%	02/15/22	2,107,576	87,067
FHLMC, Series 3874, Class KI	4.500%	08/15/25	1,620,196	81,843
FHLMC, Series 3946, Class SB (1MO LIBOR + 675) (c)	4.677%	10/15/26	461,369	42,550
FNMA, Series 2011-75, Class MI	3.500%	08/25/26	886,215	83,652
FNMA, Series 2012-148, Class IA	4.000%	01/25/28	6,585,398	755,071
FNMA, Series 348, Class 11	6.000%	01/25/34	1,181,020	299,876
FNMA, Series 2010-44, Class CS (-1*1MO LIBOR + 655) (c)	4.459%	05/25/40	1,324,092	158,362
FNMA, Series 2011-14, Class PI	5.000%	06/25/40	825,512	93,495
FNMA, Series 2014-45, Class IO	4.000%	08/25/44	1,750,710	359,607
GNMA, Series 2014-141, Class IE	4.000%	08/20/43	6,229,455	524,572
GNMA, Series BC-H066, Class DI (c)	2.432%	05/31/64	27,565,991	640,421
GNMA, Series 2016-H20, Class GI (c)	0.656%	08/20/66	56,612,384	725,346
GNMA, Series 2017-H22, Class ID (c)	2.523%	11/20/67	7,905,161	154,981
GNMA, Series GNH-708, Class AI (c)	1.101%	05/20/68	27,964,237	803,972
				4,810,815
Agency MBS Passthrough — 0.3%
FHLMC, Pool FG G60257	5.500%	06/01/41	1,070,377	1,156,207
FNMA, Pool FN 725146	6.500%	07/01/19	10,673	10,722
				1,166,929
Auto Loan — 22.1%
ACC Trust, Series 2018-1, Class A (a)	3.700%	12/21/20	2,119,089	2,119,732
ACC Trust, Series 2018-1, Class B (a)	4.820%	05/20/21	2,000,000	2,001,971
American Credit Acceptance Receivables Trust, Series 2016-3, Class C (a)	4.260%	08/12/22	246,000	247,932
American Credit Acceptance Receivables Trust, Series 2017-1, Class D (a)	3.540%	03/13/23	900,000	896,717
California Republic Auto Receivables Trust, Series 2015-4, Class C (a)	4.230%	09/15/22	85,000	84,747
Chesapeake Funding II LLC, Series 2018-1A, Class A1 (a)	3.040%	04/15/30	5,000,000	4,983,483
CIG Auto Receivables Trust, Series 2017-1A, Class C (a)	5.330%	12/16/24	1,600,000	1,596,154
CPS Auto Trust, Series 2013-D, Class D (a)	5.540%	11/15/19	1,900,000	1,908,619
CPS Auto Trust, Series 2016-C, Class A (a)	1.620%	01/15/20	5,659	5,655

DIAMOND HILL FUNDS | SEMI- ANNUAL REPORT | JUNE 30, 2018 | DIAMOND-HILL.COM 25

Diamond Hill Short Duration Total Return Fund
Schedule of Investments (Continued)
June 30, 2018 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 86.6% continued
Auto Loan — 22.1% continued
CPS Auto Trust, Series 2018-B, Class D (a)	4.260%	03/15/24	$1,550,000	$1,553,994
CPS Auto Trust, Series 2017-A, Class E (a)	7.070%	04/15/24	4,250,000	4,446,835
Drive Auto Receivables Trust, Series 2015-BA, Class C (a)	2.760%	07/15/21	94,876	94,943
Drive Auto Receivables Trust, Series 2017-3, Class D (a)	3.530%	12/15/23	5,365,000	5,344,910
Drive Auto Receivables Trust, Series 2018-2, Class D	4.140%	08/15/24	3,400,000	3,418,974
DT Auto Owner Trust, Series 18-2, Class D (a)(b)	4.150%	03/15/24	4,000,000	4,004,387
Flagship Credit Auto Trust, Series 2014-1, Class E (a)	5.710%	08/16/21	1,000,000	1,007,206
FourSight Capital Automobile Receivables Trust, Series 2018-1, Class D (a)(c)	4.190%	11/15/23	1,900,000	1,893,201
FourSight Capital Automobile Receivables Trust, Series 2018-1, Class E (a)(c)	5.560%	01/16/24	1,500,000	1,500,165
FourSight Capital Automobile Receivables Trust, Series 2017-1, Class D (a)	5.280%	08/15/24	1,700,000	1,715,273
GLS Auto Receivables Trust, Series 2016-1A, Class C (a)	6.900%	10/15/21	1,900,000	1,971,431
GM Financial Automobile Leasing Trust, Series 2016-3, Class C	2.380%	05/20/20	1,000,000	992,546
GO Financial Auto Securitization Trust, Series 2015-2, Class B (a)	4.800%	08/17/20	5,603	5,609
Hertz Fleet Lease Funding LP, Series 2017-1, Class E (a)	5.800%	04/10/31	900,000	904,608
Hertz Fleet Lease Funding LP, Series 2018-1, Class E (a)	5.550%	05/10/32	2,750,000	2,750,997
Honor Automobile Trust Securitization, Series 2016-1A, Class A (a)	2.940%	11/15/19	264,117	264,149
Honor Automobile Trust Securitization, Series 2016-1A, Class C (a)	8.050%	11/15/22	5,160,000	5,254,181
Navistar Financial Dealer Master Trust, Series 2016-1, Class B (1MO LIBOR + 175) (a)(c)	3.841%	09/27/21	1,040,000	1,041,964
Navistar Financial Dealer Master Trust, Series 2016-1, Class D (1MO LIBOR + 330) (a)(c)	5.391%	09/27/21	570,000	573,109
NextGear Floorplan Master Owner Trust, Series 2018-1A, Class A1 (1MO LIBOR + 64) (a)(c)	2.713%	02/15/23	4,175,000	4,181,422
OneMain Direct Auto Receivables Trust, Series 2017-2A, Class E (a)	4.740%	11/14/25	3,000,000	2,975,256
OSCAR US Funding Trust, Series 16-2A, Class A2A (a)(c)	2.310%	11/15/19	1,312,949	1,310,724

26 DIAMOND HILL FUNDS | SEMI- ANNUAL REPORT | JUNE 30, 2018 | DIAMOND-HILL.COM

Diamond Hill Short Duration Total Return Fund
Schedule of Investments (Continued)
June 30, 2018 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 86.6% continued
Auto Loan — 22.1% continued
OSCAR US Funding Trust, Series 2017-1A, Class A2B (1MO LIBOR + 80) (a)(c)	2.846%	05/11/20	$3,578,016	$3,583,283
OSCAR US Funding Trust, Series 2017-2A, Class A2B (1MO LIBOR + 65) (a)(c)	2.696%	11/10/20	1,671,918	1,673,949
OSCAR US Funding Trust, Series 2018-1A, Class A2B (1MO LIBOR + 49) (a)(c)	2.536%	04/12/21	4,850,000	4,855,558
OSCAR US Funding Trust, Series 2017-1A, Class A3 (a)(c)	2.820%	06/10/21	1,400,000	1,393,960
Prestige Auto Receivables Trust, Series 2015-1, Class D (a)	3.050%	04/15/21	100,000	99,909
Prestige Auto Receivables Trust, Series 2015-1, Class E (a)(c)	4.670%	01/17/22	2,300,000	2,320,147
Santander Retail Auto Lease Trust, Series 2017-A, Class A4 (a)	2.370%	01/20/22	1,900,000	1,873,397
Santander Retail Auto Lease Trust, Series 2017-A, Class C (a)	2.960%	11/21/22	1,650,000	1,626,651
Securitized Term Auto Receivables Trust, Series 2017-2A, Class A4 (a)	2.289%	03/25/22	4,000,000	3,898,424
Skopos Auto Receivables Trust, Series 2018-1A, Class C (a)(c)	4.770%	04/17/23	3,000,000	2,987,998
Tesla Auto Lease Trust, Series 2018-A, Class E (a)(c)	4.940%	03/22/21	3,350,000	3,340,348
United Auto Credit Securitization Trust, Series 2017-1, Class E (a)	5.090%	03/10/23	2,350,000	2,357,964
Veros Auto Receivables Trust, Series 2017-1, Class A (a)	2.840%	04/17/23	1,137,637	1,132,988
Westlake Automobile Receivables Trust, Series 2018-2A, Class D (a)	4.000%	01/16/24	1,910,000	1,916,726
				94,112,196
Consumer — 23.3%
Arcadia Receivables Credit Trust, Series 2017-1, Class A (a)	3.250%	06/15/23	541,107	542,369
Arcadia Receivables Credit Trust, Series 2017-1, Class B (a)	5.500%	06/15/23	3,900,000	3,925,261
Citi Held for Asset Issuance, Series 2016-MF1, Class C (a)	10.390%	08/15/22	225,000	233,322
Consumer Installment Loan Trust, Series 2016-LD1, Class A (a)	3.960%	07/15/22	245,940	245,934
Consumer Loan Underlying Bond Credit Trust, Series 2017-P1, Class A (a)	2.420%	09/15/23	948,134	945,854
Consumer Loan Underlying Bond Credit Trust, Series 2017-P1, Class B (a)	3.560%	09/15/23	7,000,000	6,970,117
Consumer Loan Underlying Bond Credit Trust, Series 2017-P1, Class C (a)	5.020%	09/15/23	2,000,000	2,001,624

DIAMOND HILL FUNDS | SEMI- ANNUAL REPORT | JUNE 30, 2018 | DIAMOND-HILL.COM 27

Diamond Hill Short Duration Total Return Fund
Schedule of Investments (Continued)
June 30, 2018 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 86.6% continued
Consumer — 23.3% continued
Consumer Loan Underlying Bond Credit Trust, Series 17-NP2, Class B (a)(c)	3.500%	01/16/24	$800,000	$799,180
Consumer Loan Underlying Bond Credit Trust, Series 17-NP2, Class C (a)(c)	4.870%	01/16/24	2,000,000	2,010,515
Consumer Loan Underlying Bond Credit Trust, Series 2018-NP1, Class B (a)(c)	3.670%	05/15/24	1,900,000	1,896,524
Consumer Loan Underlying Bond Credit Trust, Series 2018-NP1, Class C (a)(c)	4.740%	05/15/24	2,000,000	1,998,642
Freedom Financial, Series 2018-1, Class A (a)	3.610%	07/18/24	6,000,000	5,999,495
Freedom Financial, Series 2018-1, Class B (a)	4.560%	07/18/24	4,000,000	3,999,901
LendingClub Issuance Trust, Series 2016-NP1, Class B (a)	6.500%	06/15/22	796,851	804,261
LendingClub Issuance Trust, Series 2016-NP2, Class B (a)	6.000%	01/17/23	3,500,000	3,550,024
Lendmark Funding Trust, Series 2017-1A, Class B (a)	3.770%	01/22/24	400,000	399,574
Lendmark Funding Trust, Series 2017-1A, Class C (a)	5.410%	01/22/24	2,300,000	2,356,642
Lendmark Funding Trust, Series 2016-2A, Class C (a)	6.640%	04/21/25	2,900,000	2,978,979
Mariner Finance Issuance Trust, Series 2017-AA, Class B (a)	4.740%	02/20/29	400,000	404,411
Mariner Finance Issuance Trust, Series 2017-AA, Class C (a)	6.730%	02/20/29	1,750,000	1,807,130
Mariner Finance Issuance Trust, Series 2017-BA, Class A (a)(c)	2.920%	12/20/29	400,000	394,166
Mariner Finance Issuance Trust, Series 2017-BA, Class C (a)	4.570%	12/20/29	10,150,000	9,939,208
MarketPlace Loan Trust, Series 2015-AV2, Class B (a)	5.750%	10/15/21	105,727	105,852
MarketPlace Loan Trust, Series 2015-AV2, Class C (a)	7.500%	10/15/21	2,073,802	2,090,788
Marlette Funding Trust, Series 2016-1A, Class A (a)	3.060%	01/17/23	8,443	8,442
Marlette Funding Trust, Series 2016-1A, Class B (a)	4.780%	01/17/23	100,000	100,738
Marlette Funding Trust, Series 2017-1A, Class B (a)	4.114%	03/15/24	3,100,000	3,118,081
Murray Hill MarketPlace Trust, Series 2016-LC1, Class B (a)	6.150%	11/25/22	67,133	67,187
OneMain Financial Issuance Trust, Series 2015-1A, Class B (a)	3.850%	03/18/26	3,945,000	3,971,013
OneMain Financial Issuance Trust, Series 2016-2A, Class B (a)	5.940%	03/20/28	6,130,000	6,196,270
Oportun Funding IV LLC, Series 2016-C, Class B (a)	4.850%	11/08/21	1,810,000	1,823,759
Oportun Funding VI LLC, Series 2017-A, Class B (a)	3.970%	06/08/23	2,500,000	2,469,260
Oportun Funding VII LLC, Series 2017-B, Class B (a)	4.260%	10/10/23	2,500,000	2,491,289

28 DIAMOND HILL FUNDS | SEMI- ANNUAL REPORT | JUNE 30, 2018 | DIAMOND-HILL.COM

Diamond Hill Short Duration Total Return Fund
Schedule of Investments (Continued)
June 30, 2018 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 86.6% continued
Consumer — 23.3% continued
Prosper Marketplace Issuance Trust, Series 2017-2A, Class B (a)	3.480%	09/15/23	$2,150,000	$2,147,518
Prosper Marketplace Issuance Trust, Series 2018-1A, Class B (a)(c)	3.900%	06/17/24	5,150,000	5,146,990
Purchasing Power Funding, Series 2018-A, Class C (a)(c)	3.780%	08/15/22	1,400,000	1,394,289
Purchasing Power Funding, Series 2018-A, Class D (a)(c)	4.660%	08/15/22	1,000,000	996,694
Springfield Funding Trust, Series 2015-AA, Class B (a)	3.620%	11/15/24	135,000	134,768
Upstart Securitization Trust, Series 2017-1, Class A (a)	2.639%	06/20/24	1,705,134	1,701,678
Upstart Securitization Trust, Series 2017-1, Class B (a)	3.802%	06/20/24	3,350,000	3,344,008
Upstart Securitization Trust, Series 2017-1, Class C (a)	6.350%	06/20/24	2,850,000	2,918,080
Upstart Securitization Trust, Series 2017-2, Class A (a)	2.508%	03/20/25	1,227,491	1,224,820
Upstart Securitization Trust, Series 2018-1, Class B (a)	3.887%	08/20/25	3,250,000	3,245,454
				98,900,111
Equipment — 5.6%
Ascentium Equipment Receivables Trust, Series 2016-2A, Class E (a)(c)	6.790%	10/10/24	900,000	940,971
Axis Equipment Finance Receivables Trust, Series 2016-1A, Class A (a)	2.210%	11/20/21	589,100	585,599
BCC Funding Corp., Series 2016-1, Class A2 (a)	2.200%	12/20/21	138,578	137,873
BCC Funding Corp., Series 2018-1A, Class E (a)(c)	6.000%	04/21/25	1,000,000	994,189
Business Jet Securities LLC, Series 2018-1, Class A (a)(c)	4.335%	02/15/33	6,436,847	6,447,835
Business Jet Securities LLC, Series 2018-1, Class B (a)(c)	6.048%	02/15/33	1,273,555	1,291,402
Business Jet Securities LLC, Series 18-2, Class A (a)	4.447%	06/15/33	7,750,000	7,749,868
Business Jet Securities LLC, Series 18-2, Class B (a)	5.437%	06/15/33	2,400,000	2,399,925
Dell Equipment Finance Trust, Series 2018-1, Class D (a)	3.850%	06/24/24	1,250,000	1,249,932
Global SC Finance SRL, Series 2014-1A, Class A2 (a)	3.090%	07/17/29	1,207,542	1,183,111
SCF Equipment Trust LLC, Series 2017-1A, Class A (a)	3.770%	01/20/23	970,965	971,923
				23,952,628
Non Agency CMBS — 18.0%
A10 Securitization, Series 2017-1A, Class A1FL (a)(c)	2.923%	03/15/36	6,302,423	6,260,082
A10 Securitization, Series 2017-1A, Class C (a)	4.050%	03/15/36	5,750,000	5,644,278
A10 Securitization, Series 2017-1A, Class D (a)	4.700%	03/15/36	3,250,000	3,169,909

DIAMOND HILL FUNDS | SEMI- ANNUAL REPORT | JUNE 30, 2018 | DIAMOND-HILL.COM 29

Diamond Hill Short Duration Total Return Fund
Schedule of Investments (Continued)
June 30, 2018 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 86.6% continued
Non Agency CMBS — 18.0% continued
AMSR Trust, Series 2016-SFR1, Class A (1MO LIBOR + 140) (a)(c)	3.485%	11/17/33	$3,500,000	$3,509,221
B2R Mortgage Trust, Series 2015-2, Class A (a)	3.336%	11/15/48	210,935	209,738
Bancorp Commercial Mortgage Trust (The), Series 2017-CRE2, Class C (1MO LIBOR + 235) (a)(c)	4.396%	08/15/32	4,750,000	4,767,820
Bancorp Commercial Mortgage Trust (The), Series 2016-CRE1, Class D (1MO LIBOR + 400) (a)(c)	8.110%	11/15/33	3,900,000	3,916,818
Commercial Mortgage Trust, Series 2014-TWC, Class B (1MO LIBOR + 160) (a)(c)	3.528%	02/13/32	1,340,000	1,341,086
Commercial Mortgage Trust, Series 2014-TWC, Class D (1MO LIBOR + 225) (a)(c)	4.296%	02/13/32	1,300,000	1,306,395
Commercial Mortgage Trust, Series 2012-CR2, Class E (c)	4.832%	08/15/45	250,000	237,435
Cosmopolitan Hotel Trust, Series 2017-CSMO, Class D (1MO LIBOR + 225) (a)(c)	4.323%	11/15/34	4,900,000	4,912,348
FirstKey Lending Trust, Series 2015-SFR1, Class A (a)	2.553%	03/09/47	396,757	394,627
Fort CRE LLC, Series 2016-1A, Class E (1MO LIBOR + 800) (a)(c)	10.091%	05/21/36	4,750,000	4,788,724
FREMF Mortgage Trust, Series 2012-K21, Class C (a)(c)	4.071%	07/25/22	610,000	597,320
FREMF Mortgage Trust, Series 2012-K23, Class C (a)(c)	3.782%	10/25/45	400,000	393,888
GS Mortgage Securities Trust, Series 2018-CHLL, Class D (1MO LIBOR + 165) (a)(c)	3.723%	02/15/37	2,900,000	2,896,661
Invitation Homes Trust, Series 2018-SFR1, Class E (1MO LIBOR + 245) (a)(c)	4.085%	03/17/37	2,600,000	2,607,523
Invitation Homes Trust, Series 2018-SFR2, Class E (1MO LIBOR + 200) (a)(c)	4.047%	06/17/37	3,500,000	3,510,551
Invitation Homes Trust, Series 2018-SFR3, Class D (1MO LIBOR + 165) (a)(c)	3.650%	07/17/37	2,850,000	2,851,779
Invitation Homes Trust, Series 2018-SFR3, Class E (1MO LIBOR + 200) (a)(c)	4.000%	07/17/37	3,500,000	3,502,053
Prime Finance Partners III, Series 2017-3, Class C (1MO LIBOR + 250) (a)(c)	4.573%	01/14/35	1,275,000	1,278,577
Prime Finance Partners III, Series 2017-3, Class D (1MO LIBOR + 350) (a)(c)	5.573%	01/14/35	500,000	502,010
Progress Residential Trust, Series 2015-SFR2, Class A (a)	2.740%	06/12/32	1,842,045	1,816,339
Progress Residential Trust, Series 2015-SFR3, Class A (a)	3.067%	11/12/32	99,040	98,043

30 DIAMOND HILL FUNDS | SEMI- ANNUAL REPORT | JUNE 30, 2018 | DIAMOND-HILL.COM

Diamond Hill Short Duration Total Return Fund
Schedule of Investments (Continued)
June 30, 2018 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 86.6% continued
Non Agency CMBS — 18.0% continued
Progress Residential Trust, Series 2015-SFR3, Class D (a)	4.673%	11/12/32	$135,000	$136,614
RAIT Trust, Series 2016-FL6, Class B (1MO LIBOR + 265) (a)(c)	4.697%	11/13/31	1,400,000	1,401,622
ReadyCap Commercial Mortgage Trust, Series 2017-FL1, Class B (a)(c)	3.741%	05/25/34	5,000,000	5,014,696
ReadyCap Commercial Mortgage Trust, Series 2017-FL1, Class D (1MO LIBOR + 385) (a)(c)	5.941%	05/25/34	1,750,000	1,760,078
ReadyCap Commercial Mortgage Trust, Series 2018-FL2, Class D (a)	4.680%	06/25/35	5,000,000	5,004,640
Resource Capital Corp. Ltd., Series 2017-CRE5, Class B (1MO LIBOR + 200) (a)(c)	3.939%	07/15/34	1,993,365	1,994,804
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class D (a)(c)	5.838%	02/15/44	665,000	673,641
				76,499,320
Non Agency MBS CMO — 2.1%
Arroyo Mortgage Trust, Series 2018-1, Class A1 (a)	3.763%	04/25/48	3,258,284	3,264,384
Cascade Funding Mortgage Trust, Series 2018-RM1, Class A1 (a)	4.580%	06/25/48	1,350,000	1,349,982
Cascade Funding Mortgage Trust, Series 2018-RM1, Class A2 (a)	5.875%	06/25/48	2,800,000	2,800,000
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A3 (c)	3.681%	08/25/34	14,874	15,146
COLT Funding LLC, Series 2016-2, Class M1 (a)	5.500%	09/25/46	750,000	751,875
First Horizon Mortgage Pass-Through Trust, Series 2005-AR1, Class 2A2 (c)	3.978%	04/25/35	204,297	208,825
RiverView HECM Trust, Series 2007-1, Class A (12MO LIBOR + 50) (a)(c)	2.840%	05/25/47	140,977	128,642
Sequoia Mortgage Trust, Series 2003-1, Class 1A (1MO LIBOR + 76) (c)	2.708%	04/20/33	194,423	190,976
Wells Fargo Mortgage Backed Securities, Series 2003-H, Class A1 (c)	3.620%	09/25/33	262,648	266,089
				8,975,919
Student Loan — 1.6%
College Ave Student Loans, Series 2017-A, Class B (a)	4.500%	11/26/46	660,000	655,558
College Ave Student Loans, Series 2018-A, Class B (a)(c)	4.750%	12/26/47	1,900,000	1,899,912
College Ave Student Loans, Series 2018-A, Class C (a)(c)	5.500%	12/26/47	900,000	868,282

DIAMOND HILL FUNDS | SEMI- ANNUAL REPORT | JUNE 30, 2018 | DIAMOND-HILL.COM 31

Diamond Hill Short Duration Total Return Fund
Schedule of Investments (Continued)
June 30, 2018 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 86.6% continued
Student Loan — 1.6% continued
CommonBond Student Loan Trust, Series 2017-BGS, Class C	4.440%	09/25/42	$1,000,000	$1,007,689
Earnest Student Loan Program LLC, Series 2016-C, Class A2 (a)	2.680%	07/25/35	448,924	439,080
Earnest Student Loan Program LLC, Series 2016-D, Class R	0.000%	01/25/41	5,000	353,150
Social Professional Loan Program, Series 2018-A, Class A1 (1MO LIBOR + 35) (a)(c)	2.441%	02/25/42	1,520,470	1,520,469
				6,744,140

Total Securitized				$368,382,034

Treasury — 5.3%
U.S. Treasury Notes	1.500%	08/31/18	2,500,000	2,498,300
U.S. Treasury Notes (b)	1.000%	09/15/18	2,000,000	1,996,160
U.S. Treasury Notes (b)	0.875%	10/15/18	6,000,000	5,980,682
U.S. Treasury Notes (b)	1.250%	12/31/18	6,000,000	5,972,578
U.S. Treasury Notes	3.125%	05/15/19	6,000,000	6,039,375

Total Treasury				$22,487,095

	Shares	Fair Value
Registered Investment Companies — 4.1%
State Street Institutional Liquid Reserves Fund, Premier Class, 2.08% (e)	7,467,184	$7,467,930
State Street Navigator Securities Lending Portfolio I, 2.06% (e)	9,894,063	9,894,063

Total Registered Investment Companies		$17,361,993
Total Investment Securities — 103.7%
(Cost $441,661,685)		$440,953,084

Net Other Assets (Liabilities) — (3.7)%		(15,590,131)

Net Assets — 100.0%		$425,362,953

(a)	Restricted securities not registered under the Securities Act of 1933. The total fair value of these securities as of June 30, 2018 was $360,192,292, representing 84.7% of net assets.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of June 30, 2018 was $9,689,242.
(c)	Variable rate security. The rate shown is the effective interest rate as of June 30, 2018. The benchmark on which the rate is calculated is shown parenthetically; otherwise, the rate fluctuations may be based on index changes, prepayment of underlying positions and/or other variables.
(d)	Percentage rounds to less than 0.1%.
(e)	The rate shown is the effective interest rate as of June 30, 2018.

AB – Aktiebolag

A/S – Aktieselskab

LIBOR – London Interbank Offered Rate

NA – National Association

NV – Naamloze Vennootschap

See accompanying Notes to Financial Statements.

32 DIAMOND HILL FUNDS | SEMI- ANNUAL REPORT | JUNE 30, 2018 | DIAMOND-HILL.COM

Diamond Hill Core Bond Fund
Schedule of Investments
June 30, 2018 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Corporate Credit — 17.8%
Banking — 6.1%
Bank of America Corp.	2.881%	04/24/23	$100,000	$97,229
Bank of America Corp. (b)	3.824%	01/20/28	100,000	97,509
Bank of Montreal (a)	1.350%	08/28/18	75,000	74,874
Bank of New York Mellon Corp. (The) (a)	3.000%	10/30/28	100,000	91,315
Bank of Nova Scotia	1.650%	06/14/19	65,000	64,298
Canadian Imperial Bank	1.600%	09/06/19	75,000	73,895
Capital One Financial Corp. (a)	3.750%	07/28/26	100,000	92,887
Citigroup, Inc.	3.300%	04/27/25	100,000	95,846
Citigroup, Inc. (b)	3.576%	07/01/26	100,000	99,976
Citigroup, Inc.	4.125%	07/25/28	150,000	143,550
Discover Financial Services, Inc.	4.100%	02/09/27	100,000	95,884
Goldman Sachs Group, Inc.	2.300%	12/13/19	25,000	24,753
Goldman Sachs Group, Inc. (3MO LIBOR + 111) (b)	3.472%	04/26/22	50,000	50,490
Goldman Sachs Group, Inc.	3.500%	01/23/25	80,000	77,232
Goldman Sachs Group, Inc.	3.500%	11/16/26	100,000	94,188
Huntington Bancshares, Inc.	2.300%	01/14/22	100,000	96,007
JPMorgan Chase & Co.	2.250%	01/23/20	100,000	98,725
JPMorgan Chase & Co. (3MO LIBOR + 100) (a)(b)	3.348%	01/15/23	100,000	101,145
JPMorgan Chase & Co. (b)	3.782%	02/01/28	100,000	97,393
JPMorgan Chase & Co. (b)	3.509%	01/23/29	100,000	94,831
Key Bank NA	2.500%	11/22/21	250,000	242,760
Morgan Stanley	3.737%	04/24/24	100,000	99,368
Morgan Stanley	3.700%	10/23/24	100,000	98,682
Morgan Stanley	3.125%	07/27/26	100,000	92,990
Morgan Stanley	3.625%	01/20/27	100,000	96,207
Regions Financial Corp.	2.750%	08/14/22	250,000	241,139
Royal Bank of Canada	1.500%	07/29/19	30,000	29,573
Toronto-Dominion Bank	1.450%	09/06/18	50,000	49,908
Toronto-Dominion Bank	1.450%	08/13/19	30,000	29,564
Wells Fargo & Co.	2.400%	01/15/20	250,000	247,588
Wells Fargo & Co. (a)	3.550%	09/29/25	100,000	96,907
Westpac Banking Corp.	1.600%	08/19/19	75,000	73,940
				3,160,653
Basic Industry — 0.1%
E.I. du Pont de Nemours & Co.	2.200%	05/01/20	75,000	73,924

Brokerage Asset Managers Exchanges — 0.2%
CBOE Holdings, Inc.	3.650%	01/12/27	100,000	96,461

Capital Goods — 0.5%
General Electric Capital Corp. (a)	6.750%	03/15/32	100,000	122,000
L-3 Communications Corp.	3.850%	12/15/26	50,000	48,096
Lennox International, Inc.	3.000%	11/15/23	100,000	95,162
				265,258
Communications — 1.5%
American Tower Corp.	2.250%	01/15/22	50,000	47,790
AT&T, Inc. (a)	3.200%	03/01/22	50,000	49,053
AT&T, Inc.	4.500%	05/15/35	100,000	92,439
Comcast Corp.	3.969%	11/01/47	144,000	126,736
Crown Castle International Corp.	2.250%	09/01/21	75,000	71,890
Deutsche Telekom International Finance (a)(c)	4.750%	06/21/38	100,000	98,227
Time Warner, Inc.	3.800%	02/15/27	100,000	94,553
Verizon Communications, Inc. (3MO LIBOR + 110) (b)	2.875%	05/15/25	100,000	99,886
Verizon Communications, Inc. (a)	4.125%	03/16/27	100,000	98,573
				779,147
Consumer Cyclical — 1.9%
BMW U.S. Capital LLC (c)	1.450%	09/13/19	25,000	24,562
CVS Health Corp.	5.050%	03/25/48	250,000	252,499

DIAMOND HILL FUNDS | SEMI- ANNUAL REPORT | JUNE 30, 2018 | DIAMOND-HILL.COM 33

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
June 30, 2018 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Corporate Credit — 17.8% continued
Consumer Cyclical — 1.9% continued
Daimler Finance NA LLC (c)	1.750%	10/30/19	$150,000	$147,368
Ford Motor Co. (a)	4.346%	12/08/26	100,000	97,764
Ford Motor Co.	7.450%	07/16/31	75,000	88,128
General Motors Financial Co. (a)	3.200%	07/06/21	35,000	34,542
General Motors Financial Co.	4.000%	10/06/26	100,000	94,769
Home Depot, Inc. (The)	3.500%	09/15/56	100,000	85,818
Nissan Motor Acceptance Corp. (c)	1.550%	09/13/19	75,000	73,649
Toyota Motor Credit Corp.	1.950%	04/17/20	75,000	73,721
				972,820
Consumer Non-Cyclical — 1.4%
Abbott Laboratories	4.750%	11/30/36	100,000	105,423
Actavis Funding SCS	4.550%	03/15/35	100,000	94,821
Amgen, Inc.	2.650%	05/11/22	140,000	135,542
Anheuser-Busch InBev SA/NV (a)	3.500%	01/12/24	100,000	99,482
Anheuser-Busch InBev SA/NV (a)	4.700%	02/01/36	100,000	101,287
Kroger Co. (The) (a)	2.650%	10/15/26	100,000	88,494
Thermo Fisher Scientific, Inc.	2.950%	09/19/26	100,000	92,349
				717,398
Electric — 1.1%
CMS Energy Corp.	2.950%	02/15/27	100,000	91,460
DTE Energy Co. (a)	2.850%	10/01/26	100,000	91,061
Entergy Corp.	2.950%	09/01/26	50,000	45,653
NextEra Energy, Inc.	1.649%	09/01/18	35,000	34,923
Public Service Electric & Gas Co.	2.250%	09/15/26	100,000	90,313
Sempra Energy	1.625%	10/07/19	30,000	29,433
Southern Power Co.	1.950%	12/15/19	55,000	54,066
Southwestern Electric Power	2.750%	10/01/26	100,000	91,752
WEC Energy Group, Inc.	3.375%	06/15/21	50,000	50,138
				578,799
Energy — 0.7%
Cimarex Energy Co. (a)	3.900%	05/15/27	100,000	95,985
Phillips 66 Partners LP (a)	3.550%	10/01/26	100,000	93,479
Shell International Finance BV (a)	6.375%	12/15/38	73,000	94,623
Valero Energy Corp. (a)	3.400%	09/15/26	100,000	94,650
				378,737
Finance Companies — 0.2%
American Express Credit Corp.	1.700%	10/30/19	100,000	98,447

Insurance — 1.4%
Jackson National Life Global Funding (b)(c)	2.807%	06/11/21	50,000	50,064
Jackson National Life Global Funding (c)	2.100%	10/25/21	50,000	47,890
Lincoln National Corp.	3.625%	12/12/26	100,000	94,845
Met Life Global Funding I (c)	1.350%	09/14/18	150,000	149,680
New York Life Global Funding (c)	2.350%	07/14/26	50,000	45,456
New York Life Global Holdings (c)	2.900%	01/17/24	100,000	96,907
Pricoa Global Funding I (c)	1.450%	09/13/19	150,000	147,485
Principal Life Global Funding II (c)	2.375%	11/21/21	100,000	96,769
				729,096
REITS — 1.6%
Alexandria Real Estate Equities, Inc.	3.950%	01/15/28	100,000	96,024
American Campus Communities, Inc.	3.625%	11/15/27	100,000	93,641
American Homes 4 Rent	4.250%	02/15/28	100,000	95,729
Boston Properties LP	2.750%	10/01/26	50,000	45,063
CubeSmart LP	3.125%	09/01/26	50,000	45,970
ERP Operating LP	2.850%	11/01/26	100,000	92,775
Life Storage LP	3.875%	12/15/27	100,000	94,601
Realty Income Corp.	3.875%	04/15/25	100,000	98,576
Realty Income Corp.	3.000%	01/15/27	100,000	91,491
Spirit Realty LP	4.450%	09/15/26	100,000	95,898
				849,768

34 DIAMOND HILL FUNDS | SEMI- ANNUAL REPORT | JUNE 30, 2018 | DIAMOND-HILL.COM

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
June 30, 2018 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Corporate Credit — 17.8% continued
Technology — 0.2%
Apple, Inc.	3.000%	06/20/27	$100,000	$95,013

Transportation — 0.9%
Continental Airlines Pass-Through Trust, Series 2012-1, Class B	6.250%	10/11/21	36,993	37,966
CSX Corp.	4.250%	11/01/66	100,000	86,374
Kirby Corp.	4.200%	03/01/28	100,000	98,508
Southwest Airlines Co.	3.000%	11/15/26	100,000	92,699
U.S. Airways Pass-Through Trust, Series 2011-1, Class A	7.125%	04/22/25	44,279	49,308
United Airlines Pass-Through Trust, Series 2007-1, Class A	6.636%	07/02/22	36,327	38,144
United Airlines Pass-Through Trust, Series 2013-1, Class B	5.375%	02/15/23	40,750	41,565
				444,564

Total Corporate Credit				$9,240,085

Government Related — 1.2%
Government Guaranteed — 0.9%
Tunisian Republic	1.416%	08/05/21	500,000	480,350

Government Owned, No Guarantee — 0.3%
Tennessee Valley Authority (a)	4.625%	09/15/60	125,000	149,755

Total Government Related				$630,105

Securitized — 60.9%
ABS-Other — 5.9%
Gold Key Resorts LLC, Series 2014-A, Class A (c)	3.220%	03/17/31	33,626	33,216
GoodGreen Trust, Series 2017-1A, Class A (c)	3.740%	10/15/52	131,130	131,368
Hero Funding Trust, Series 2016-2A, Class A (c)	3.750%	09/20/41	167,588	168,711
Hero Funding Trust, Series 2016-3A, Class A1 (c)	3.080%	09/20/42	113,253	111,346
Hero Funding Trust, Series 2016-3B, Class B (c)	5.240%	09/20/42	62,086	62,176
Hero Funding Trust, Series 2016-1R, Class A1 (c)	4.500%	09/21/42	59,763	59,464
Hero Funding Trust, Series 2016-4A, Class A1 (c)	3.570%	09/20/47	154,328	153,886
Hero Funding Trust, Series 2016-4B, Class B (c)	4.990%	09/20/47	77,260	76,736
Hero Funding Trust, Series 2017-3A, Class A1 (b)(c)	3.190%	09/20/48	139,729	135,087
Hero Funding Trust, Series 2018-1A, Class A2 (c)	4.670%	09/20/48	149,058	153,453
LTCG Securitization, Series 2018-A, Class A (c)	4.590%	06/15/48	100,000	100,009
MarketPlace Loan Trust, Series 2017-BS1, Class A (b)(c)	3.500%	01/18/22	182,564	182,144
Mosaic Solar Loans LLC, Series 2017-2A, Class B (c)	4.770%	09/20/42	100,000	100,434
Mosaic Solar Loans LLC, Series 2018-1A, Class A (c)	4.010%	06/22/43	190,506	191,026
New Residential Advance Receivables Trust, Series 2016-T4, Class DT4 (c)	4.387%	12/15/50	200,000	199,111
Ocwen Master Advance Receivables Trust, Series 2016-T1, Class AT1 (c)	2.521%	08/17/48	100,000	100,069

DIAMOND HILL FUNDS | SEMI- ANNUAL REPORT | JUNE 30, 2018 | DIAMOND-HILL.COM 35

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
June 30, 2018 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 60.9% continued
ABS-Other — 5.9% continued
Ocwen Master Advance Receivables Trust, Series 2016-T1, Class DT1 (c)	4.246%	08/17/48	$100,000	$100,150
Ocwen Master Advance Receivables Trust, Series 2017-T1, Class DT1 (c)	3.536%	09/15/48	100,000	99,805
OnDeck Asset Securitization Trust, Series 2018-1A, Class B (c)	4.020%	04/18/22	100,000	99,748
Renew Financial LLC, Series 2017-1A, Class A (c)	3.670%	09/20/52	80,909	80,301
Renew Financial LLC, Series 2017-1A, Class B (b)(c)	5.750%	09/20/52	86,911	88,361
Renew Financial LLC, Series 2017-2A, Class A (c)	3.220%	09/22/53	91,100	88,200
SPS Servicer Advance Receivables Trust, Series 2016-T2, Class CT2 (c)	3.590%	11/15/49	100,000	98,847
TES LLC, Series 2017-1A, Class A (c)	4.330%	10/20/47	197,357	195,268
Westgate Resorts, Series 2018-1A, Class B (c)	3.580%	12/20/31	241,243	239,805
				3,048,721
Agency CMBS — 4.0%
FNMA, Pool FN AE0834 (b)	3.977%	01/01/21	40,189	40,961
FNMA, Pool FN AN2213 (b)	2.810%	07/01/26	700,000	674,350
FNMA, Pool FN 464107	4.820%	12/01/29	153,913	162,670
FNMA, Pool FN AM9491	3.550%	08/01/30	182,114	182,688
FNMA, Pool FN 469130 (b)	4.870%	10/01/41	136,368	143,823
FNMA, Pool FN AM5015 (b)	4.940%	12/01/43	797,850	863,194
				2,067,686
Agency MBS CMO — 18.4%
FHLMC, Series 2646, Class ZH	5.000%	07/15/33	105,247	105,065
FHLMC, Series 2814, Class PH	6.000%	06/15/34	64,382	70,667
FHLMC, Series 4613, Class AF (1MO LIBOR + 110) (b)	3.173%	11/15/37	169,308	173,588
FHLMC, Series 3605, Class PB	4.500%	11/15/39	100,000	104,779
FHLMC, Series 3617, Class PC	4.500%	12/15/39	109,000	116,624
FHLMC, Series 3740, Class FC (1MO LIBOR + 50) (b)	2.573%	10/15/40	286,061	287,156
FHLMC, Series 3811, Class TA (b)	5.000%	02/15/41	262,142	294,905
FHLMC, Series 3895, Class BF (1MO LIBOR + 50) (b)	2.573%	07/15/41	190,313	192,928
FHLMC, Series 263, Class F5 (1MO LIBOR + 50) (b)	2.573%	06/15/42	159,532	161,564
FNMA, Series 1994-4, Class ZC	6.500%	01/25/24	53,110	56,818
FNMA, Series 2012-17, Class BC	3.500%	03/25/27	1,000,000	1,019,772
FNMA, Series 2002-86, Class PG	6.000%	12/25/32	131,079	144,023
FNMA, Series 2004-56, Class Z	7.500%	03/25/34	251,356	291,245
FNMA, Series 2004-17, Class BA	6.000%	04/25/34	204,117	238,115
FNMA, Series 2005-3, Class CG	5.500%	02/25/35	211,000	230,745
FNMA, Series 2005-68, Class PG	5.500%	08/25/35	75,421	80,794

36 DIAMOND HILL FUNDS | SEMI- ANNUAL REPORT | JUNE 30, 2018 | DIAMOND-HILL.COM

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
June 30, 2018 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 60.9% continued
Agency MBS CMO — 18.4% continued
FNMA, Series 2006-56, Class DC (1MO LIBOR + 65) (b)	2.741%	07/25/36	$210,169	$211,154
FNMA, Series 2009-19, Class TD	5.000%	08/25/36	98,803	106,940
FNMA, Series 2006-108, Class FD (1MO LIBOR + 38) (b)	2.471%	11/25/36	162,353	162,632
FNMA, Series 2007-39, Class NB	4.250%	05/25/37	199,872	208,771
FNMA, Series 2015-76, Class ZB (b)	4.000%	10/25/39	153,085	152,131
FNMA, Series 2009-103, Class MB (b)	3.875%	12/25/39	114,900	122,917
FNMA, Series 2010-2, Class LC	5.000%	02/25/40	200,000	217,242
FNMA, Series 2011-14, Class PB	5.000%	03/25/41	570,000	620,448
FNMA, Series 2011-57, Class PD	4.000%	07/25/41	321,407	330,429
FNMA, Series 411, Class A3	3.000%	08/25/42	101,708	98,436
FNMA, Series 2012-99, Class UY (b)	2.500%	09/25/42	288,000	245,047
FNMA, Series 2013-35, Class LP	3.000%	01/25/43	176,000	169,608
FNMA, Series 2013-35, Class CV	3.000%	02/25/43	350,000	336,063
FNMA, Series 2013-104, Class CY	5.000%	10/25/43	100,000	109,024
GNMA, Series 2004-49, Class MZ	6.000%	06/20/34	302,810	345,306
GNMA, Series 2005-13, Class BG	5.000%	02/20/35	170,000	184,899
GNMA, Series 2015-123, Class VB	3.500%	09/20/35	100,000	100,430
GNMA, Series 2009-2, Class PA	5.000%	12/20/38	112,281	117,310
GNMA, Series 2010-105, Class B	5.000%	08/20/40	292,879	312,644
GNMA, Series 2011-93, Class WB	4.000%	03/20/41	16,009	15,993
GNMA, Series 2013-22, Class GA (b)	2.500%	10/20/41	85,149	80,083
GNMA, Series 2012-74, Class LY (b)	2.500%	06/20/42	100,000	88,559
GNMA, Series 2012-113, Class NZ (b)	4.500%	09/20/42	235,632	244,448
GNMA, Series 2013-37, Class F (1MO LIBOR + 27) (b)	2.354%	03/20/43	70,816	70,163
GNMA, Series 2015-179, Class ZB	2.500%	02/20/45	52,471	42,172
GNMA, Series 2017-H18, Class EB (b)	4.544%	06/20/63	341,479	352,027
GNMA, Series 2014-H14, Class FA (1MO LIBOR + 50) (b)	2.383%	07/20/64	161,191	161,947
GNMA, Series 2014-H15, Class FA (1MO LIBOR + 50) (b)	2.417%	07/20/64	110,327	110,933
GNMA, Series 2016-H11, Class FD (12MO LIBOR + 40) (b)	3.063%	05/20/66	301,162	305,204
GNMA, Series 2017-H16, Class DB (b)	4.597%	08/20/67	249,415	256,781
Vendee Mortgage Trust, Series 1995-3, Class 1Z	7.250%	09/15/25	71,836	79,058
				9,527,587
Agency MBS CMO Derivatives — 4.0%
FHLMC, Series 3994, Class EI	3.000%	02/15/22	780,350	32,237
FHLMC, Series 3874, Class KI	4.500%	08/15/25	437,196	22,084
FHLMC, Series 3102, Class TA	7.500%	01/15/36	291,261	320,350
FHLMC, Series 3607, Class AO	0.000%	04/15/36	186,386	156,178

DIAMOND HILL FUNDS | SEMI- ANNUAL REPORT | JUNE 30, 2018 | DIAMOND-HILL.COM 37

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
June 30, 2018 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 60.9% continued
Agency MBS CMO Derivatives — 4.0% continued
FHLMC, Series 3199, Class OC	0.000%	08/15/36	$311,488	$272,971
FHLMC, Series 3318, Class AO	0.000%	05/15/37	13,057	11,583
FHLMC, Series 379, Class 1	0.000%	05/25/37	111,008	99,004
FHLMC, Series 3607, Class OP	0.000%	07/15/37	147,343	125,644
FHLMC, Series 3594, Class SP (b)	3.919%	12/15/37	45,558	47,126
FNMA, Series 2012-148, Class IA	4.000%	01/25/28	592,213	67,902
FNMA, Series 348, Class 11	6.000%	01/25/34	168,514	42,788
FNMA, Series 2005-45, Class PQ (1MO LIBOR + 550) (b)	3.409%	10/25/34	565,836	36,769
FNMA, Series 390, Class 32	6.500%	12/25/34	255,111	54,395
FNMA, Series 2006-96, Class MO	0.000%	10/25/36	127,298	115,828
FNMA, Series 2010-44, Class CS (-1*1MO LIBOR + 655) (b)	4.459%	05/25/40	189,156	22,623
FNMA, Series 2011-14, Class PI	5.000%	06/25/40	288,095	32,629
FNMA, Series 2014-42, Class SN (-1*1MO LIBOR + 605) (b)	3.959%	07/25/44	1,165,123	173,656
GNMA, Series 2010-47, Class PX (1MO LIBOR + 670) (b)	4.616%	06/20/37	890,467	122,523
GNMA, Series 2008-38, Class ID	6.000%	03/20/38	745,870	102,908
GNMA, Series 2008-40, Class SA (-1*1MO LIBOR + 640) (b)	4.315%	05/16/38	101,261	13,115
GNMA, Series 2014-141, Class IE	4.000%	08/20/43	731,846	61,627
GNMA, Series BC-H066, Class DI (b)	2.432%	05/31/64	1,251,896	29,084
GNMA, Series 2016-H20, Class GI (b)	0.656%	08/20/66	3,366,593	43,134
GNMA, Series 2017-H22, Class ID (b)	2.523%	11/20/67	954,543	18,714
GNMA, Series GNH-708, Class AI (b)	1.101%	05/20/68	2,000,000	57,500
				2,082,372
Agency MBS Passthrough — 1.4%
FHLMC, Pool FG G06085	6.500%	09/01/38	125,278	139,520
FNMA, Pool FN AT7120	3.500%	06/01/33	274,919	277,920
FNMA, Pool FN AS4073	4.000%	12/01/44	302,379	310,325
				727,765
Auto Loan — 6.0%
ACC Trust, Series 2018-1, Class A (c)	3.700%	12/21/20	135,261	135,302
American Credit Acceptance Receivables Trust, Series 2017-1, Class D (c)	3.540%	03/13/23	110,000	109,599
California Republic Auto Receivables Trust, Series 2015-4, Class C (c)	4.230%	09/15/22	100,000	99,702
CPS Auto Trust, Series 2016-C, Class A (c)	1.620%	01/15/20	5,659	5,655
CPS Auto Trust, Series 2017-D, Class C (c)	3.010%	10/17/22	100,000	98,909
CPS Auto Trust, Series 2018-B, Class D (c)	4.260%	03/15/24	153,000	153,394
Drive Auto Receivables Trust, Series 2017-3, Class D (c)	3.530%	12/15/23	100,000	99,626
Drive Auto Receivables Trust, Series 2018-2, Class D	4.140%	08/15/24	100,000	100,558
DT Auto Owner Trust, Series 2016-2A, Class D (b)(c)	5.430%	11/15/22	35,000	35,737

38 DIAMOND HILL FUNDS | SEMI- ANNUAL REPORT | JUNE 30, 2018 | DIAMOND-HILL.COM

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
June 30, 2018 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 60.9% continued
Auto Loan — 6.0% continued
FourSight Capital Automobile Receivables Trust, Series 2018-1, Class D (b)(c)	4.190%	11/15/23	$100,000	$99,642
FourSight Capital Automobile Receivables Trust, Series 2017-1, Class D (c)	5.280%	08/15/24	100,000	100,898
GLS Auto Receivables Trust, Series 2016-1A, Class C (c)	6.900%	10/15/21	100,000	103,760
Hertz Fleet Lease Funding LP, Series 2017-1, Class E (c)	5.800%	04/10/31	100,000	100,512
Hertz Fleet Lease Funding LP, Series 2018-1, Class E (c)	5.550%	05/10/32	250,000	250,091
Honor Automobile Trust Securitization, Series 2016-1A, Class A (c)	2.940%	11/15/19	62,694	62,702
Navistar Financial Dealer Master Trust, Series 2016-1, Class B (1MO LIBOR + 175) (b)(c)	3.841%	09/27/21	150,000	150,283
NextGear Floorplan Master Owner Trust, Series 2018-1A, Class A1 (1MO LIBOR + 64) (b)(c)	2.713%	02/15/23	150,000	150,231
OSCAR US Funding Trust, Series 2017-1A, Class A2B (1MO LIBOR + 80) (b)(c)	2.846%	05/11/20	215,598	215,916
OSCAR US Funding Trust, Series 2017-2A, Class A2B (1MO LIBOR + 65) (b)(c)	2.696%	11/10/20	191,314	191,546
OSCAR US Funding Trust, Series 2018-1A, Class A2B (1MO LIBOR + 49) (b)(c)	2.536%	04/12/21	100,000	100,115
OSCAR US Funding Trust, Series 2014-1A, Class A4 (c)	2.550%	12/15/21	241,774	241,225
Prestige Auto Receivables Trust, Series 2015-1, Class D (c)	3.050%	04/15/21	100,000	99,909
Prestige Auto Receivables Trust, Series 2015-1, Class E (b)(c)	4.670%	01/17/22	200,000	201,752
Santander Retail Auto Lease Trust, Series 2017-A, Class A4 (c)	2.370%	01/20/22	100,000	98,600
Santander Retail Auto Lease Trust, Series 2017-A, Class C (c)	2.960%	11/21/22	100,000	98,585
				3,104,249
Consumer — 5.2%
Arcadia Receivables Credit Trust, Series 2017-1, Class A (c)	3.250%	06/15/23	38,651	38,741
Consumer Loan Underlying Bond Credit Trust, Series 2017-P1, Class A (c)	2.420%	09/15/23	76,823	76,638
Consumer Loan Underlying Bond Credit Trust, Series 17-NP2, Class B (b)(c)	3.500%	01/16/24	200,000	199,795
Consumer Loan Underlying Bond Credit Trust, Series 2018-NP1, Class B (b)(c)	3.670%	05/15/24	100,000	99,817
Freedom Financial, Series 2018-1, Class B (c)	4.560%	07/18/24	100,000	99,998

DIAMOND HILL FUNDS | SEMI- ANNUAL REPORT | JUNE 30, 2018 | DIAMOND-HILL.COM 39

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
June 30, 2018 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 60.9% continued
Consumer — 5.2% continued
LendingClub Issuance Trust, Series 2016-NP1, Class B (c)	6.500%	06/15/22	$238,578	$240,797
Lendmark Funding Trust, Series 2017-1A, Class B (c)	3.770%	01/22/24	100,000	99,894
Lendmark Funding Trust, Series 2017-1A, Class C (c)	5.410%	01/22/24	150,000	153,694
Lendmark Funding Trust, Series 2016-2A, Class C (c)	6.640%	04/21/25	100,000	102,723
Mariner Finance Issuance Trust, Series 2017-AA, Class B (c)	4.740%	02/20/29	100,000	101,103
Mariner Finance Issuance Trust, Series 2017-BA, Class A (b)(c)	2.920%	12/20/29	100,000	98,542
Mariner Finance Issuance Trust, Series 2017-BA, Class C (c)	4.570%	12/20/29	250,000	244,808
MarketPlace Loan Trust, Series 2015-AV2, Class C (c)	7.500%	10/15/21	112,853	113,778
Marlette Funding Trust, Series 2016-1A, Class A (c)	3.060%	01/17/23	8,041	8,040
Marlette Funding Trust, Series 2017-1A, Class B (c)	4.114%	03/15/24	150,000	150,875
Marlette Funding Trust, Series 2018-1A, Class B (c)	3.190%	03/15/28	126,000	125,232
OneMain Financial Issuance Trust, Series 2016-2A, Class B (c)	5.940%	03/20/28	250,000	252,703
Prosper Marketplace Issuance Trust, Series 2017-2A, Class B (c)	3.480%	09/15/23	100,000	99,885
Prosper Marketplace Issuance Trust, Series 2018-1A, Class B (b)(c)	3.900%	06/17/24	100,000	99,942
Upstart Securitization Trust, Series 2017-1, Class A (c)	2.639%	06/20/24	89,744	89,562
Upstart Securitization Trust, Series 2017-1, Class B (c)	3.802%	06/20/24	150,000	149,732
Upstart Securitization Trust, Series 2017-2, Class A (c)	2.508%	03/20/25	64,605	64,464
				2,710,763
Equipment — 1.5%
Axis Equipment Finance Receivables Trust, Series 2016-1A, Class A (c)	2.210%	11/20/21	70,678	70,258
Business Jet Securities LLC, Series 2018-1, Class A (b)(c)	4.335%	02/15/33	111,472	111,662
Business Jet Securities LLC, Series 2018-1, Class B (b)(c)	6.048%	02/15/33	90,968	92,243
Business Jet Securities LLC, Series 18-2, Class A (c)	4.447%	06/15/33	250,000	249,996
Business Jet Securities LLC, Series 18-2, Class B (c)	5.437%	06/15/33	100,000	99,997
Global SC Finance SRL, Series 2014-1A, Class A2 (c)	3.090%	07/17/29	60,833	59,603
SCF Equipment Trust LLC, Series 2017-1A, Class A (c)	3.770%	01/20/23	69,355	69,423
				753,182

40 DIAMOND HILL FUNDS | SEMI- ANNUAL REPORT | JUNE 30, 2018 | DIAMOND-HILL.COM

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
June 30, 2018 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 60.9% continued
Non Agency CMBS — 9.0%
A10 Securitization, Series 2017-1A, Class A1FL (b)(c)	2.923%	03/15/36	$161,601	$160,515
A10 Securitization, Series 2017-1A, Class C (c)	4.050%	03/15/36	250,000	245,403
A10 Securitization, Series 2017-1A, Class D (c)	4.700%	03/15/36	250,000	243,839
American Homes 4 Rent, Series 2014-SFR2, Class D (c)	3.678%	12/17/36	140,590	140,785
American Homes 4 Rent, Series 2015-SFR1, Class A (c)	3.467%	04/17/52	121,523	120,323
AMSR Trust, Series 2016-SFR1, Class A (1MO LIBOR + 140) (b)(c)	3.485%	11/17/33	100,000	100,263
B2R Mortgage Trust, Series 2015-2, Class A (c)	3.336%	11/15/48	70,547	70,146
Bancorp Commercial Mortgage Trust (The), Series 2017-CRE2, Class C (1MO LIBOR + 235) (b)(c)	4.396%	08/15/32	250,000	250,938
Bancorp Commercial Mortgage Trust (The), Series 2016-CRE1, Class D (1MO LIBOR + 400) (b)(c)	8.110%	11/15/33	100,000	100,431
Barclays Commercial Mortgage Securities, Series 2016-ETC, Class A (c)	2.937%	08/14/36	100,000	93,743
Colony American Finance Ltd., Series 2016-1, Class A (c)	2.544%	06/15/48	148,502	145,896
Colony American Finance Ltd., Series 2016-2, Class B (c)	3.141%	11/15/48	150,000	144,580
Commercial Mortgage Trust, Series 2014-TWC, Class B (1MO LIBOR + 160) (b)(c)	3.528%	02/13/32	100,000	100,081
Cosmopolitan Hotel Trust, Series 2017-CSMO, Class D (1MO LIBOR + 225) (b)(c)	4.323%	11/15/34	100,000	100,252
FCRE LLC, Series 2016-1A, Class D (1MO LIBOR + 585) (b)(c)	7.941%	05/21/36	100,000	100,242
FirstKey Lending Trust, Series 2015-SFR1, Class A (c)	2.553%	03/09/47	44,630	44,390
FREMF Mortgage Trust, Series 2012-K21, Class C (b)(c)	4.071%	07/25/22	450,000	440,646
FREMF Mortgage Trust, Series 2012-K23, Class C (b)(c)	3.782%	10/25/45	90,000	88,625
GS Mortgage Securities Trust, Series 2018-CHLL, Class D (1MO LIBOR + 165) (b)(c)	3.723%	02/15/37	100,000	99,885
Invitation Homes Trust, Series 2018-SFR1, Class E (1MO LIBOR + 245) (b)(c)	4.085%	03/17/37	150,000	150,434
Invitation Homes Trust, Series 2018-SFR3, Class D (1MO LIBOR + 165) (b)(c)	3.650%	07/17/37	150,000	150,094
Prime Finance Partners III, Series 2017-3, Class C (1MO LIBOR + 250) (b)(c)	4.573%	01/14/35	100,000	100,281
Progress Residential Trust, Series 2015-SFR2, Class A (c)	2.740%	06/12/32	227,061	223,892

DIAMOND HILL FUNDS | SEMI- ANNUAL REPORT | JUNE 30, 2018 | DIAMOND-HILL.COM 41

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
June 30, 2018 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 60.9% continued
Non Agency CMBS — 9.0% continued
Progress Residential Trust, Series 2015-SFR3, Class A (c)	3.067%	11/12/32	$212,936	$210,792
Progress Residential Trust, Series 2015-SFR3, Class D (c)	4.673%	11/12/32	100,000	101,195
Progress Residential Trust, Series 2017-SFR2, Class B (c)	3.196%	12/17/34	100,000	97,133
RAIT Trust, Series 2016-FL6, Class B (1MO LIBOR + 265) (b)(c)	4.697%	11/13/31	100,000	100,116
ReadyCap Commercial Mortgage Trust, Series 2017-FL1, Class D (1MO LIBOR + 385) (b)(c)	5.941%	05/25/34	250,000	251,440
Resource Capital Corp. Ltd., Series 2017-CRE5, Class B (1MO LIBOR + 200) (b)(c)	3.939%	07/15/34	94,832	94,900
Tricon American Homes, Series 2016-SFR1, Class C (c)	3.487%	11/17/33	100,000	98,375
Tricon American Homes, Series 2018-SFR1, Class A (c)	3.530%	05/17/37	200,000	197,658
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class D (b)(c)	5.838%	02/15/44	100,000	101,299
				4,668,592
Non Agency MBS CMO — 0.8%
Arroyo Mortgage Trust, Series 2018-1, Class A1 (c)	3.763%	04/25/48	145,893	146,166
Cascade Funding Mortgage Trust, Series 2018-RM1, Class A1 (c)	4.580%	06/25/48	150,000	149,998
Structured Asset Securities Corp., Series 2003-37A, Class 2A (b)	3.688%	12/25/33	17,997	18,096
WaMu Mortgage Pass-Through Certificate, Series 2003-AR11, Class A6 (b)	3.365%	10/25/33	24,384	24,714
Wells Fargo Mortgage Backed Securities, Series 2003-H, Class A1 (b)	3.620%	09/25/33	66,635	67,508
				406,482
Student Loan — 4.7%
College Ave Student Loans, Series 2017-A, Class B (c)	4.500%	11/26/46	100,000	99,327
College Ave Student Loans, Series 2018-A, Class B (b)(c)	4.750%	12/26/47	100,000	99,995
College Ave Student Loans, Series 2018-A, Class C (b)(c)	5.500%	12/26/47	100,000	96,476
Earnest Student Loan Program LLC, Series 2016-C, Class A2 (c)	2.680%	07/25/35	115,438	112,906
Laurel Road Prime Student Loan, Series 2018-B, Class A2 (c)	3.540%	05/26/43	150,000	150,665
Social Professional Loan Program, Series 2015-B, Class A2 (c)	2.510%	09/27/32	113,784	112,021
Social Professional Loan Program, Series 2016-C, Class A2B (c)	2.360%	12/27/32	260,000	252,177
Social Professional Loan Program, Series 2015-D, Class B (b)(c)	3.590%	10/26/37	62,175	61,984

42 DIAMOND HILL FUNDS | SEMI- ANNUAL REPORT | JUNE 30, 2018 | DIAMOND-HILL.COM

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
June 30, 2018 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Securitized — 60.9% continued
Student Loan — 4.7% continued
Social Professional Loan Program, Series 2017-B, Class CFX (c)	4.440%	05/25/40	$150,000	$145,921
Social Professional Loan Program, Series 2017-E, Class A2B (b)(c)	2.720%	11/26/40	225,000	218,302
Social Professional Loan Program, Series 2017-E, Class C (c)	4.160%	11/26/40	700,000	684,891
Social Professional Loan Program, Series 2016-E, Class C (c)	4.430%	10/25/41	200,000	193,437
Social Professional Loan Program, Series 2018-A, Class A1 (1MO LIBOR + 35) (b)(c)	2.441%	02/25/42	190,059	190,059
				2,418,161

Total Securitized				$31,515,560

Treasury — 19.5%
U.S. Treasury Notes	1.250%	12/31/18	250,000	248,857
U.S. Treasury Notes	1.125%	01/15/19	150,000	149,162
U.S. Treasury Notes	1.375%	04/30/21	300,000	289,875
U.S. Treasury Notes	1.625%	11/15/22	1,000,000	955,156
U.S. Treasury Notes	2.000%	11/30/22	1,000,000	970,391
U.S. Treasury STRIPS (a)	0.000%	02/15/23	700,000	615,607
U.S. Treasury Bonds	1.500%	03/31/23	500,000	472,734
U.S. Treasury Notes	1.625%	04/30/23	100,000	94,984
U.S. Treasury Notes	2.500%	05/15/24	250,000	246,035
U.S. Treasury Notes	2.250%	11/15/24	250,000	241,846
U.S. Treasury STRIPS	0.000%	02/15/25	300,000	248,251
U.S. Treasury Notes	2.000%	08/15/25	950,000	899,717
U.S. Treasury Notes	2.250%	11/15/25	100,000	96,160
U.S. Treasury Notes	1.625%	02/15/26	525,000	481,564
U.S. Treasury STRIPS (a)	0.000%	05/15/28	1,000,000	747,964
U.S. Treasury STRIPS (a)	0.000%	11/15/31	250,000	167,734
U.S. Treasury STRIPS	0.000%	02/15/33	600,000	387,068
U.S. Treasury Bonds (a)	4.250%	05/15/39	100,000	120,508
U.S. Treasury Bonds	3.875%	08/15/40	550,000	632,113
U.S. Treasury Notes	4.250%	11/15/40	300,000	363,316
U.S. Treasury Bonds (a)	4.750%	02/15/41	450,000	582,574
U.S. Treasury STRIPS	0.000%	08/15/41	150,000	74,660
U.S. Treasury Bonds	2.750%	11/15/42	800,000	768,344
U.S. Treasury Bonds	3.750%	11/15/43	200,000	227,078

Total Treasury				$10,081,698

DIAMOND HILL FUNDS | SEMI- ANNUAL REPORT | JUNE 30, 2018 | DIAMOND-HILL.COM 43

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
June 30, 2018 (Unaudited)

	Shares	Fair Value
Registered Investment Companies — 8.7%
State Street Institutional Liquid Reserves Fund, Premier Class, 2.08% (d)	357,398	$357,433
State Street Navigator Securities Lending Portfolio I, 2.06% (d)	4,165,963	4,165,963

Total Registered Investment Companies		$4,523,396

Total Investment Securities — 108.1%
(Cost $57,368,288)		$55,990,844

Net Other Assets (Liabilities) — (8.1)%		(4,202,976)

Net Assets — 100.0%		$51,787,868

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of June 30, 2018 was $4,082,871.
(b)	Variable rate security. The rate shown is the effective interest rate as of June 30, 2018. The benchmark on which the rate is calculated is shown parenthetically; otherwise, the rate fluctuations may be based on index changes, prepayment of underlying positions and/or other variables.
(c)	Restricted securities not registered under the Securities Act of 1933. The total fair value of these securities as of June 30, 2018 was $17,877,331, representing 34.5% of net assets.
(d)	The rate shown is the effective interest rate as of June 30, 2018.

BV – Besloten Vennootschap

LIBOR – London Interbank Offered Rate

NA – National Association

NV – Naamloze Bennootschap

SA – Societe Anonyme

SCS – Sociedad en Comandita Simple

See accompanying Notes to Financial Statements.

Diamond Hill Corporate Credit Fund
Schedule of Investments
June 30, 2018 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Collateralized Debt Obligations — 0.1%
Alesco Preferred Funding Ltd. IV, Class PNN *		03/23/35	$621,631	$228,227
Alesco Preferred Funding Ltd., Class PPNE *		03/23/35	336,608	117,801
Fort Sheridan ABS CDO Ltd., Series 05-1A, Class PPN2 *		11/05/41	611,948	262,359
Taberna Preferred Funding Ltd., Class PPN2 *		07/05/35	1,175,564	431,062
Total Collateralized Debt Obligations				1,039,449

Corporate Bonds — 88.0%
Automotive — 1.5%
Delphi Jersey Holdings plc (a)	5.000%	10/01/25	1,500,000	1,430,625
Fiat Chrysler Automobiles NV (b)	5.250%	04/15/23	9,300,000	9,369,750
				10,800,375
Banking — 7.4%
Popular, Inc.	7.000%	07/01/19	51,037,000	51,802,555

Basic Industry — 9.1%
Axalta Coating Systems Dutch Holding (a)	4.875%	08/15/24	6,559,000	6,509,808
Beacon Escrow Corp. (a)(b)	4.875%	11/01/25	3,300,000	3,052,500
Century Communities, Inc.	6.875%	05/15/22	19,660,000	20,118,078
Century Communities, Inc.	5.875%	07/15/25	14,927,000	14,106,015
Mueller Industries, Inc. (b)	6.000%	03/01/27	15,000,000	14,700,000
Summit Materials LLC	8.500%	04/15/22	3,667,000	3,928,640
Valvoline, Inc.	5.500%	07/15/24	1,155,000	1,166,550
				63,581,591
Consumer Goods — 4.9%
Clearwater Seafoods, Inc. (a)	6.875%	05/01/25	5,850,000	5,616,000
Cooke Omega/Alpha Vessel (a)	8.500%	12/15/22	3,117,000	3,148,170
Coty, Inc. (a)(b)	6.500%	04/15/26	7,420,000	7,118,563
KAR Auction Services, Inc. (a)	5.125%	06/01/25	5,134,000	4,902,970
Pilgrim's Pride Corp. (a)(b)	5.875%	09/30/27	14,608,000	13,548,920
				34,334,623

44 DIAMOND HILL FUNDS | SEMI- ANNUAL REPORT | JUNE 30, 2018 | DIAMOND-HILL.COM

Diamond Hill Corporate Credit Fund
Schedule of Investments (Continued)
June 30, 2018 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Corporate Bonds — 88.0% continued
Energy — 8.8%
Centennial Resource Production LLC (a)	5.375%	01/15/26	$1,606,000	$1,561,835
Diamondback Energy, Inc.	4.750%	11/01/24	3,625,000	3,534,375
Diamondback Energy, Inc. (b)	5.375%	05/31/25	2,407,000	2,407,000
Diamondback Energy, Inc. (a)	5.375%	05/31/25	2,935,000	2,927,663
Energen Corp.	4.625%	09/01/21	2,846,000	2,831,770
Energen Corp.	7.125%	02/15/28	14,821,000	15,969,628
Oceaneering International, Inc. (b)	6.000%	02/01/28	4,950,000	4,915,060
Parsley Energy LLC (a)	5.375%	01/15/25	75,000	74,438
Resolute Energy Corp.	8.500%	05/01/20	5,167,000	5,163,770
Welltec A/S (a)(b)	9.500%	12/01/22	21,525,000	21,632,625
				61,018,164
Financial Services — 13.2%
Alliance Data Systems Corp. (a)(b)	5.375%	08/01/22	30,142,000	30,288,941
Credit Acceptance Corp. (b)	6.125%	02/15/21	3,550,000	3,563,313
Credit Acceptance Corp.	7.375%	03/15/23	6,430,000	6,638,975
Nationstar Mortgage/Capital Corp.	7.875%	10/01/20	10,805,000	10,845,519
Nationstar Mortgage/Capital Corp. (b)	6.500%	07/01/21	3,605,000	3,594,906
Nationstar Mortgage/Capital Corp.	6.500%	06/01/22	4,101,000	4,070,243
Provident Funding Associates LP (a)	6.375%	06/15/25	4,775,000	4,648,701
Quicken Loans, Inc. (a)	5.750%	05/01/25	11,415,000	11,172,773
USIS Merger Sub, Inc. (a)	6.875%	05/01/25	10,073,000	10,022,635
Vantiv, Inc. (a)(b)	4.375%	11/15/25	7,375,000	7,037,373
				91,883,379
Health Care — 2.6%
Davita Healthcare Partners, Inc. (b)	5.125%	07/15/24	3,479,000	3,374,630
HCA Holdings, Inc.	7.750%	07/15/36	3,583,000	3,780,065
Kindred Healthcare, Inc.	8.750%	01/15/23	5,521,000	5,883,343
Teva Pharmaceuticals Finance Netherlands III BV (b)	6.000%	04/15/24	5,030,000	5,023,091
				18,061,129
Insurance — 3.8%
MGIC Investment Corp.	5.750%	08/15/23	8,142,000	8,304,840
Radian Group, Inc.	4.500%	10/01/24	225,000	217,125
Wand Merger Corp. (a)	8.125%	07/15/23	14,320,000	14,570,600
Wand Merger Corp. (a)	9.125%	07/15/26	3,000,000	3,000,000
				26,092,565
Leisure — 2.9%
CCM Merger, Inc. (a)	6.000%	03/15/22	11,631,000	11,838,031
Golden Nugget, Inc. (a)	6.750%	10/15/24	2,225,000	2,225,401
Station Casinos LLC (a)(b)	5.000%	10/01/25	2,095,000	1,969,300
Wynn Las Vegas LLC (a)(b)	5.500%	03/01/25	3,917,000	3,848,453
				19,881,185
Media — 11.4%
Altice SA (a)(b)	7.750%	05/15/22	7,485,000	7,241,738
Altice SA (a)(b)	8.125%	01/15/24	6,450,000	6,417,750
Cimpress NV (a)	7.000%	06/15/26	29,200,000	29,820,499
CSC Holdings LLC (a)(b)	10.125%	01/15/23	6,777,000	7,471,643
CSC Holdings LLC (a)	10.875%	10/15/25	3,385,000	3,902,228
Liberty Interactive LLC (b)	8.250%	02/01/30	5,347,000	5,671,296
Netflix, Inc. (b)	5.875%	02/15/25	4,025,000	4,128,805
Quad Graphics, Inc.	7.000%	05/01/22	2,380,000	2,427,600
Townsquare Media, Inc. (a)(b)	6.500%	04/01/23	13,256,000	11,930,399
				79,011,958
Real Estate — 3.6%
Crescent Communities, Inc. (a)	8.875%	10/15/21	9,191,000	9,696,505
iStar Financial, Inc.	4.625%	09/15/20	7,430,000	7,318,550
Kennedy Wilson, Inc. (b)	5.875%	04/01/24	8,512,000	8,256,640
				25,271,695

DIAMOND HILL FUNDS | SEMI- ANNUAL REPORT | JUNE 30, 2018 | DIAMOND-HILL.COM 45

Diamond Hill Corporate Credit Fund
Schedule of Investments (Continued)
June 30, 2018 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Corporate Bonds — 88.0% continued
Retail — 6.9%
Arch Merger Sub, Inc. (a)(b)	8.500%	09/15/25	$14,332,000	$13,364,590
FirstCash, Inc.	5.375%	06/01/24	8,619,000	8,597,453
L Brands, Inc.	6.875%	11/01/35	2,095,000	1,864,550
Nathan's Famous, Inc. (a)	6.625%	11/01/25	15,794,000	15,951,939
Signet UK Finance plc (b)	4.700%	06/15/24	8,178,000	7,681,403
Wolverine World Wide (a)	5.000%	09/01/26	602,000	571,900
				48,031,835
Services — 2.4%
Diebold, Inc. (b)	8.500%	04/15/24	12,330,000	11,810,043
Laureate Education, Inc. (a)	8.250%	05/01/25	11,000	11,736
Matthews International Corp. (a)	5.250%	12/01/25	2,605,000	2,494,288
Ritchie Bros. Auctioneers, Inc. (a)	5.375%	01/15/25	2,419,000	2,346,430
				16,662,497
Technology & Electronics — 2.2%
Conduent, Inc. (a)	10.500%	12/15/24	8,075,000	9,659,720
First Data Corp. (a)	7.000%	12/01/23	2,530,000	2,635,197
Symantec Corp. (a)(b)	5.000%	04/15/25	2,925,000	2,832,860
				15,127,777
Telecommunications — 6.5%
CB Escrow Corp. (a)	8.000%	10/15/25	4,247,000	3,960,328
Cincinnati Bell, Inc. (a)(b)	7.000%	07/15/24	9,736,000	8,884,100
Cogent Communications, Inc. (a)	5.625%	04/15/21	22,545,000	22,685,906
Frontier Communications Corp. (a)(b)	8.500%	04/01/26	9,800,000	9,457,000
				44,987,334
Transportation — 0.8%
Allegiant Travel Co.	5.500%	07/15/19	3,425,000	3,442,125
Mobile Mini, Inc.	5.875%	07/01/24	2,066,000	2,091,825
United Airlines Pass-Through Trust, Series 2013-1	5.375%	02/15/23	258,086	263,247
				5,797,197

Total Corporate Bonds				$612,345,859

	Shares	Fair Value
Registered Investment Companies — 30.6%
Diamond Hill Short Duration Total Return Fund, Class Y (c)	2,625,976	$26,469,842
State Street Institutional Liquid Reserves Fund, Premier Class, 2.08% (d)	60,794,342	60,800,421
State Street Navigator Securities Lending Portfolio I, 2.06% (d)	125,397,283	125,397,283

Total Registered Investment Companies		$212,667,546

Total Investment Securities — 118.7%
(Cost $834,137,610)		$826,052,854

Net Other Assets (Liabilities) — (18.7)%		(130,320,649)

Net Assets — 100.0%		$695,732,205

(a)	Restricted securities not registered under the Securities Act of 1933. The total fair value of these securities as of June 30, 2018 was $343,483,081, representing 49.4% of net assets.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of June 30, 2018 was $122,663,845.
(c)	Affiliated Fund.
(d)	The rate shown is the effective interest rate as of June 30, 2018.

46 DIAMOND HILL FUNDS | SEMI- ANNUAL REPORT | JUNE 30, 2018 | DIAMOND-HILL.COM

Diamond Hill Corporate Credit Fund
Schedule of Investments (Continued)
June 30, 2018 (Unaudited)

*

Restricted and illiquid securities not registered under the securities act of 1933 and valued at fair value by the Fair Value Committee based on procedures approved by the Board of Trustees are as follows:

	Acquisition Date	Current Cost	Fair Value	Value as a % of Net Assets
Alesco Preferred Funding Ltd. IV, Class PNN	December-04	$621,631	$228,227	0.03%
Alesco Preferred Funding Ltd., Class PNNE	March-05	336,608	117,801	0.02%
Fort Sheridan ABS CDO Ltd., Series 05-1A, Class PPN2	March-05	515,236	262,359	0.04%
Taberna Preferred Funding Ltd., Class PPN2	March-05	1,044,567	431,062	0.06%
		$2,518,042	$1,039,449	0.15%

A/S – Aktieselskab

BV – Besloten Vennootschap

NV – Naamloze Vennootschap

plc – Public Limited Company

SA – Societe Anonyme

See accompanying Notes to Financial Statements.

Diamond Hill High Yield Fund
Schedule of Investments
June 30, 2018 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Corporate Bonds — 96.1%
ABS-Other — 0.5%
Access Point Financial, Series 2017-A (a)	5.820%	04/15/29	$250,000	$248,399

Auto Loan — 1.7%
CIG Auto Receivables Trust, Series 2017-1A (a)	5.330%	12/16/24	400,000	399,039
CPS Auto Trust, Series 2017-A (a)	7.070%	04/15/24	250,000	261,579
Honor Automobile Trust Securitization, Series 2016-1A (a)	8.050%	11/15/22	200,000	203,650
				864,268
Automotive — 1.8%
Delphi Jersey Holdings plc (a)	5.000%	10/01/25	250,000	238,438
Fiat Chrysler Automobiles NV (b)	5.250%	04/15/23	650,000	654,875
				893,313
Banking — 6.8%
Popular, Inc.	7.000%	07/01/19	3,350,000	3,400,250

Basic Industry — 8.8%
Axalta Coating Systems Dutch Holding (a)	4.875%	08/15/24	550,000	545,875
Beacon Escrow Corp. (a)(b)	4.875%	11/01/25	600,000	555,000
Century Communities, Inc.	6.875%	05/15/22	325,000	332,572
Century Communities, Inc.	5.875%	07/15/25	1,700,000	1,606,500
Mueller Industries, Inc. (b)	6.000%	03/01/27	1,250,000	1,225,000
Valvoline, Inc.	5.500%	07/15/24	100,000	101,000
				4,365,947
Capital Goods — 0.3%
Welbilt, Inc.	9.500%	02/15/24	151,000	166,289

DIAMOND HILL FUNDS | SEMI- ANNUAL REPORT | JUNE 30, 2018 | DIAMOND-HILL.COM 47

Diamond Hill High Yield Fund
Schedule of Investments (Continued)
June 30, 2018 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Corporate Bonds — 96.1% continued
Consumer — 1.2%
Arcadia Receivables Credit Trust, Series 2017-1 (a)	5.500%	06/15/23	$223,000	$224,444
Cascade Funding Mortgage Trust, Series 2018-RM1 (a)	5.875%	06/25/48	200,000	200,000
Upstart Securitization Trust, Series 2017-1 (a)	6.350%	06/20/24	150,000	153,583
				578,027
Consumer Goods — 7.0%
Clearwater Seafoods, Inc. (a)	6.875%	05/01/25	450,000	432,000
Cooke Omega/Alpha Vessel (a)	8.500%	12/15/22	350,000	353,500
Coty, Inc. (a)(b)	6.500%	04/15/26	925,000	887,422
KAR Auction Services, Inc. (a)	5.125%	06/01/25	525,000	501,375
Pilgrim's Pride Corp. (a)(b)	5.875%	09/30/27	1,400,000	1,298,500
				3,472,797
Energy — 14.0%
Centennial Resource Production LLC (a)	5.375%	01/15/26	400,000	389,000
Diamondback Energy, Inc.	4.750%	11/01/24	273,000	266,175
Diamondback Energy, Inc. (b)	5.375%	05/31/25	375,000	375,000
Diamondback Energy, Inc. (a)	5.375%	05/31/25	175,000	174,563
Energen Corp.	7.125%	02/15/28	2,815,000	3,033,163
Oceaneering International, Inc.	6.000%	02/01/28	300,000	297,882
Resolute Energy Corp.	8.500%	05/01/20	600,000	599,625
Welltec A/S (a)	9.500%	12/01/22	1,825,000	1,834,125
				6,969,533
Equipment — 0.2%
Ascentium Equipment Receivables Trust, Series 2016-2A (a)(c)	6.790%	10/10/24	100,000	104,552

Financial Services — 9.3%
Alliance Data Systems Corp. (a)(b)	5.375%	08/01/22	1,650,000	1,658,044
Credit Acceptance Corp.	6.125%	02/15/21	300,000	301,125
Credit Acceptance Corp.	7.375%	03/15/23	525,000	542,063
Nationstar Mortgage/Capital Corp.	7.875%	10/01/20	150,000	150,562
Provident Funding Associates LP (a)	6.375%	06/15/25	275,000	267,726
Quicken Loans, Inc. (a)	5.750%	05/01/25	850,000	831,963
USIS Merger Sub, Inc. (a)	6.875%	05/01/25	575,000	572,125
Vantiv, Inc. (a)	4.375%	11/15/25	325,000	310,121
				4,633,729
Health Care — 3.1%
Davita Healthcare Partners, Inc.	5.125%	07/15/24	225,000	218,250
HCA Holdings, Inc.	7.750%	07/15/36	675,000	712,125
Kindred Healthcare, Inc.	8.750%	01/15/23	390,000	415,596
Teva Pharmaceuticals Finance Netherlands III BV (b)	6.000%	04/15/24	200,000	199,725
				1,545,696
Insurance — 5.4%
MGIC Investment Corp.	5.750%	08/15/23	350,000	357,000
Radian Group, Inc.	4.500%	10/01/24	75,000	72,375
Wand Merger Corp. (a)	8.125%	07/15/23	250,000	254,375
Wand Merger Corp. (a)	9.125%	07/15/26	2,000,000	2,000,000
				2,683,750
Leisure — 3.0%
CCM Merger, Inc. (a)	6.000%	03/15/22	450,000	458,010
Golden Nugget, Inc. (a)	6.750%	10/15/24	350,000	350,063
Station Casinos LLC (a)	5.000%	10/01/25	325,000	305,500
Wynn Las Vegas LLC (a)	5.500%	03/01/25	375,000	368,437
				1,482,010

48 DIAMOND HILL FUNDS | SEMI- ANNUAL REPORT | JUNE 30, 2018 | DIAMOND-HILL.COM

Diamond Hill High Yield Fund
Schedule of Investments (Continued)
June 30, 2018 (Unaudited)

	Coupon	Maturity	Shares / Par Value	Fair Value
Corporate Bonds — 96.1% continued
Media — 11.8%
Altice SA (a)(b)	7.750%	05/15/22	$450,000	$435,375
Altice SA (a)(b)	8.125%	01/15/24	550,000	547,250
Cimpress NV (a)	7.000%	06/15/26	2,500,000	2,553,125
CSC Holdings LLC (a)	10.875%	10/15/25	375,000	432,300
Graham Holdings Co. (a)(b)	5.750%	06/01/26	250,000	252,500
Liberty Interactive LLC	8.250%	02/01/30	125,000	132,581
Netflix, Inc.	5.875%	02/15/25	200,000	205,158
Netflix, Inc. (a)	5.875%	11/15/28	200,000	201,940
Quad Graphics, Inc.	7.000%	05/01/22	200,000	204,000
Townsquare Media, Inc. (a)(b)	6.500%	04/01/23	1,025,000	922,500
				5,886,729
Non Agency CMBS — 0.5%
Fort CRE LLC, Series 2016-1A (1MO LIBOR + 800) (a)(c)	9.213%	05/21/36	250,000	252,038

Real Estate — 2.7%
Crescent Communities, Inc. (a)	8.875%	10/15/21	537,000	566,535
Kennedy Wilson, Inc.	5.875%	04/01/24	800,000	776,000
				1,342,535
Retail — 7.2%
Arch Merger Sub, Inc. (a)(b)	8.500%	09/15/25	1,100,000	1,025,750
FirstCash, Inc.	5.375%	06/01/24	750,000	748,125
L Brands, Inc.	6.875%	11/01/35	325,000	289,250
Nathan's Famous, Inc. (a)	6.625%	11/01/25	1,250,000	1,262,500
Wolverine World Wide (a)	5.000%	09/01/26	245,000	232,750
				3,558,375
Services — 2.5%
Diebold, Inc.	8.500%	04/15/24	600,000	574,698
Matthews International Corp. (a)	5.250%	12/01/25	275,000	263,312
Ritchie Bros. Auctioneers, Inc. (a)	5.375%	01/15/25	425,000	412,250
				1,250,260
Technology & Electronics — 1.9%
Conduent, Inc. (a)	10.500%	12/15/24	275,000	328,969
Match Group, Inc. (a)	5.000%	12/15/27	106,000	98,580
Symantec Corp. (a)	5.000%	04/15/25	550,000	532,675
				960,224
Telecommunications — 4.6%
CB Escrow Corp. (a)	8.000%	10/15/25	925,000	862,563
Cincinnati Bell, Inc. (a)	7.000%	07/15/24	125,000	114,062
Cogent Communications, Inc. (a)	5.625%	04/15/21	500,000	503,125
Frontier Communications Corp. (a)(b)	8.500%	04/01/26	850,000	820,250
				2,300,000
Transportation — 1.8%
Allegiant Travel Co.	5.500%	07/15/19	250,000	251,250
Continental Airlines Pass-Through Trust, Series 2012-1	6.250%	10/11/21	38,966	39,990
Continental Airlines Pass-Through Trust, Series 2012-2	5.500%	04/29/22	123,955	126,347
Mobile Mini, Inc.	5.875%	07/01/24	225,000	227,812
U.S. Airways Pass-Through Trust, Series 2012-2	6.750%	12/03/22	225,008	237,339
				882,738

Total Corporate Bonds				$47,841,459

DIAMOND HILL FUNDS | SEMI- ANNUAL REPORT | JUNE 30, 2018 | DIAMOND-HILL.COM 49

Diamond Hill High Yield Fund
Schedule of Investments (Continued)
June 30, 2018 (Unaudited)

	Shares	Fair Value
Registered Investment Companies — 17.7%
State Street Institutional Liquid Reserves Fund, Premier Class, 2.08% (d)	$2,317,907	$2,318,139
State Street Navigator Securities Lending Portfolio I, 2.06% (d)	6,508,048	6,508,048

Total Registered Investment Companies		$8,826,187

Total Investment Securities — 113.8%
(Cost $56,939,161)		$56,667,646

Net Other Assets (Liabilities) — (13.8)%		(6,889,856)

Net Assets — 100.0%		$49,777,790

(a)	Restricted securities not registered under the Securities Act of 1933. The total fair value of these securities as of June 30, 2018 was $28,753,358, representing 57.8% of net assets.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of June 30, 2018 was $6,374,026.
(c)	Variable rate security. The rate shown is the effective interest rate as of June 30, 2018. The benchmark on which the rate is calculated is shown parenthetically; otherwise, the rate fluctuations may be based on index changes, prepayment of underlying positions and/or other variables.
(d)	The rate shown is the effective interest rate as of June 30, 2018.

A/S – Aktieselskab

BV – Besloten Vennootschap

LIBOR – London Interbank Offered Rate

NV – Naamloze Vennootschap

plc – Public Limited Company

SA – Societe Anonyme

See accompanying Notes to Financial Statements.

50 DIAMOND HILL FUNDS | SEMI- ANNUAL REPORT | JUNE 30, 2018 | DIAMOND-HILL.COM

Diamond Hill Funds
Tabular Presentation of Schedules of Investments
June 30, 2018 (Unaudited)

Diamond Hill Small Cap Fund
Sector Allocation	% of Net Assets
Financials	24.7%
Industrials	17.7%
Consumer Discretionary	14.2%
Real Estate	6.6%
Consumer Staples	5.3%
Information Technology	5.2%
Energy	3.9%
Health Care	3.4%
Utilities	2.2%
Telecommunication Services	0.6%
Materials	0.5%
Registered Investment Companies	23.5%
Other
Net Other Assets (Liabilities)	-7.8%
100.0%

Russell 2000 Index Sector Allocation	% of Index
Financials	18.0%
Industrials	14.9%
Consumer Discretionary	13.4%
Real Estate	7.1%
Consumer Staples	2.8%
Information Technology	14.8%
Energy	5.0%
Health Care	15.7%
Utilities	3.3%
Telecommunication Services	0.7%
Materials	4.3%
100.0%

Diamond Hill Small-Mid Cap Fund
Sector Allocation	% of Net Assets
Financials	27.4%
Consumer Discretionary	13.3%
Industrials	11.0%
Real Estate	8.6%
Information Technology	8.5%
Consumer Staples	7.7%
Health Care	5.1%
Energy	3.6%
Materials	3.3%
Utilities	3.2%
Registered Investment Companies	15.6%
Other
Net Other Assets (Liabilities)	-7.3%
100.0%

Russell 2500 Index Sector Allocation	% of Index
Financials	15.9%
Consumer Discretionary	13.4%
Industrials	15.0%
Real Estate	9.6%
Information Technology	15.9%
Consumer Staples	2.8%
Health Care	12.7%
Energy	4.9%
Materials	5.8%
Utilities	3.5%
Telecommunication Services	0.5%
100.0%

DIAMOND HILL FUNDS | SEMI- ANNUAL REPORT | JUNE 30, 2018 | DIAMOND-HILL.COM 51

Diamond Hill Funds
Tabular Presentation of Schedules of Investments (Continued)
June 30, 2018 (Unaudited)

Diamond Hill Mid Cap Fund
Sector Allocation	% of Net Assets
Financials	28.2%
Consumer Discretionary	16.0%
Industrials	11.9%
Consumer Staples	8.0%
Real Estate	7.2%
Information Technology	6.0%
Health Care	4.6%
Energy	4.0%
Materials	3.4%
Utilities	2.4%
Registered Investment Companies	12.1%
Other
Net Other Assets (Liabilities)	-3.8%
100%

Russell Midcap Index Sector Allocation	% of Index
Financials	13.8%
Consumer Discretionary	14.3%
Industrials	13.5%
Consumer Staples	4.5%
Real Estate	8.9%
Information Technology	18.2%
Health Care	9.6%
Energy	5.3%
Materials	5.5%
Utilities	6.0%
Telecommunication Services	0.4%
100.0%

Diamond Hill Large Cap Fund
Sector Allocation	% of Net Assets
Financials	27.0%
Consumer Discretionary	16.0%
Health Care	14.9%
Information Technology	13.5%
Consumer Staples	9.2%
Industrials	8.8%
Energy	5.4%
Materials	3.8%
Registered Investment Companies	2.5%
Other
Net Other Assets (Liabilities)	-1.1%
100.0%

Russell 1000 Index Sector Allocation	% of Index
Financials	14.0%
Consumer Discretionary	13.6%
Health Care	13.6%
Information Technology	25.4%
Consumer Staples	6.0%
Industrials	9.9%
Energy	6.1%
Materials	3.0%
Real Estate	3.6%
Utilities	2.9%
Telecommunication Services	1.9%
100.0%

52 DIAMOND HILL FUNDS | SEMI- ANNUAL REPORT | JUNE 30, 2018 | DIAMOND-HILL.COM

Diamond Hill Funds
Tabular Presentation of Schedules of Investments (Continued)
June 30, 2018 (Unaudited)

Diamond Hill All Cap Select Fund
Sector Allocation	% of Net Assets
Financials	31.8%
Industrials	15.9%
Consumer Discretionary	15.8%
Consumer Staples	10.3%
Information Technology	8.5%
Health Care	7.7%
Energy	3.4%
Materials	1.8%
Real Estate	1.2%
Registered Investment Companies	5.8%
Other
Net Other Assets (Liabilities)	-2.2%
100.0%

Russell 3000 Index Sector Allocation	% of Index
Financials	14.3%
Industrials	10.2%
Consumer Discretionary	13.6%
Consumer Staples	5.8%
Information Technology	24.7%
Health Care	13.8%
Energy	6.0%
Materials	3.1%
Real Estate	3.8%
Utilities	2.9%
Telecommunication Services	1.8%
100.0%

Diamond Hill Long-Short Fund
Long Portfolio Sector Allocation	% of Net Assets
Financials	23.3%
Information Technology	14.5%
Consumer Discretionary	13.3%
Industrials	11.6%
Consumer Staples	6.9%
Health Care	6.4%
Energy	4.1%
Materials	2.8%
Telecommunication Services	1.9%
Registered Investment Companies	34.1%

Short Portfolio Sector Allocation	% of Net Assets
Consumer Discretionary	-8.2%
Information Technology	-2.9%
Financials	-2.8%
Health Care	-2.2%
Industrials	-2.1%
Utilities	-1.7%
Energy	-1.0%
Materials	-0.2%
Other
Segregated Cash With Custodian	26.5%
Net Other Assets (Liabilities)	-24.3%
100.0%

Russell 1000 Index Sector Allocation	% of Index
Financials	14.0%
Information Technology	25.4%
Consumer Discretionary	13.6%
Industrials	9.9%
Consumer Staples	6.0%
Health Care	13.6%
Energy	6.1%
Materials	3.0%
Telecommunication Services	1.9%
Real Estate	3.6%
Utilities	2.9%
100.0%

DIAMOND HILL FUNDS | SEMI- ANNUAL REPORT | JUNE 30, 2018 | DIAMOND-HILL.COM 53

Diamond Hill Funds
Tabular Presentation of Schedules of Investments (Continued)
June 30, 2018 (Unaudited)

Diamond Hill Research Opportunities Fund
Long Portfolio Sector Allocation	% of Net Assets
Consumer Discretionary	24.1%
Industrials	21.5%
Financials	18.1%
Health Care	15.8%
Information Technology	14.7%
Telecommunication Services	4.8%
Materials	4.0%
Real Estate	3.5%
Energy	2.3%
Consumer Staples	1.0%
Registered Investment Companies	28.1%

Short Portfolio Sector Allocation	% of Net Assets
Consumer Discretionary	-6.7%
Information Technology	-4.9%
Financials	-3.4%
Health Care	-2.2%
Industrials	-1.5%
Telecommunication Services	-1.1%
Utilities	-0.6%
Energy	-0.3%
Real Estate	-0.3%
Consumer Staples	-0.2%
Materials	-0.2%
Other
Segregated Cash With Custodian	11.6%
Net Other Assets (Liabilities)	-28.1%
100.0%

Russell 3000 Index Sector Allocation	% of Index
Consumer Discretionary	13.6%
Industrials	10.2%
Financials	14.3%
Health Care	13.8%
Information Technology	24.7%
Telecommunication Services	1.8%
Materials	3.1%
Real Estate	3.8%
Energy	6.0%
Consumer Staples	5.8%
Utilities	2.9%
100.0%

Diamond Hill Financial Long-Short Fund
Long Portfolio Sector Allocation	% of Net Assets
Banks, Thrifts & Mortgage Finance	39.0%
Insurance	20.5%
Equity Real Estate Investment Trusts (REITs)	14.3%
Capital Markets	9.2%
Consumer Financial Services	7.2%
Diversified Financial Services	5.7%
IT Services	3.8%
Registered Investment Companies	28.7%

Short Portfolio Sector Allocation	% of Net Assets
Insurance	-5.9%
Banks, Thrifts & Mortgage Finance	-3.2%
Equity Real Estate Investment Trusts (REITs)	-2.9%
IT Services	-1.6%
Other
Segregated Cash With Custodian	13.1%
Net Other Assets (Liabilities)	-27.9%
100.0%

Russell 3000 Financials Index Sector Allocation	% of Index
Banks, Thrifts & Mortgage Finance	31.2%
Insurance	12.3%
REITs & Real Estate Management	19.4%
Capital Markets	13.4%
Consumer Financial Services	3.5%
Diversified Financial Services	6.5%
IT Services	13.7%
100.0%

54 DIAMOND HILL FUNDS | SEMI- ANNUAL REPORT | JUNE 30, 2018 | DIAMOND-HILL.COM

Diamond Hill Funds
Tabular Presentation of Schedules of Investments (Continued)
June 30, 2018 (Unaudited)

Diamond Hill Global Fund
Sector Allocation	% of Net Assets
Financials	30.5%
Consumer Discretionary	14.5%
Industrials	13.8%
Health Care	12.6%
Information Technology	10.9%
Consumer Staples	9.8%
Materials	3.3%
Energy	2.4%
Telecommunication Services	1.3%
Registered Investment Companies	5.7%
Other
Net Other Assets (Liabilities)	-4.8%
100.0%

Morningstar Global Markets Index	% of Index
Financials	17.3%
Consumer Discretionary	12.7%
Industrials	11.7%
Health Care	11.0%
Information Technology	17.9%
Consumer Staples	7.6%
Materials	5.7%
Energy	6.5%
Telecommunication Services	2.5%
Real Estate	4.1%
Utilities	3.0%
100.0%

Diamond Hill Short Duration Total Return Fund
Sector Allocation	% of Net Assets
Securitized	86.6%
Corporate Credit	7.7%
Treasury	5.3%
Registered Investment Companies	4.1%
Other
Net Other Assets (Liabilities)	-3.7%
100.0%

Bloomberg Barclays U.S. 1-3 Yr. Gov./Credit Index Sector Allocation	% of Index
Treasury	63.0%
Corporate Credit	24.4%
Non-Corporate Credit	8.0%
Agency	4.6%
100.0%

Diamond Hill Core Bond Fund
Sector Allocation	% of Net Assets
Securitized	60.9%
Treasury	19.5%
Corporate Credit	17.8%
Government Related	1.2%
Registered Investment Companies	8.7%
Other
Net Other Assets (Liabilities)	-8.1%
100.0%

Bloomberg Barclays U.S. Aggregate Index Sector Allocation	% of Index
Treasury	37.8%
Agency RMBS/CMBS	28.9%
Corporate Credit	25.0%
Non-Corporate Credit	5.0%
Agency	1.6%
Non-Agency RMBS/CMBS	1.2%
Asset-Backed Securities	0.5%
100.0%

DIAMOND HILL FUNDS | SEMI- ANNUAL REPORT | JUNE 30, 2018 | DIAMOND-HILL.COM 55

Diamond Hill Funds
Tabular Presentation of Schedules of Investments (Continued)
June 30, 2018 (Unaudited)

Diamond Hill Corporate Credit Fund
Sector Allocation	% of Net Assets
Financial Services	13.2%
Media	11.4%
Basic Industry	9.1%
Energy	8.8%
Banking	7.4%
Retail	6.9%
Telecommunications	6.5%
Consumer Goods	4.9%
Insurance	3.8%
Real Estate	3.6%
Leisure	2.9%
Health Care	2.6%
Services	2.4%
Technology & Electronics	2.2%
Automotive	1.5%
Transportation	0.8%
Registered Investment Companies	30.6%
Other
Collateralized Debt Obligations	0.1%
Net Other Assets (Liabilities)	-18.7%
100.0%

ICE BofA ML U.S. Corporate & High Yield Index Sector Allocation	% of Index
Financial Services	2.6%
Media	4.8%
Basic Industry	5.6%
Energy	11.9%
Banking	18.9%
Retail	3.8%
Telecommunications	5.6%
Consumer Goods	5.7%
Insurance	3.8%
Real Estate	2.0%
Leisure	0.9%
Health Care	8.9%
Services	1.8%
Technology & Electronics	7.4%
Automotive	2.7%
Transportation	1.9%
Utilities	6.9%
Capital Goods	4.8%
100.0%

Diamond Hill High Yield Fund
Sector Allocation	% of Net Assets
Energy	14.0%
Media	11.8%
Financial Services	9.3%
Basic Industry	8.8%
Retail	7.2%
Consumer Goods	7.0%
Banking	6.8%
Insurance	5.4%
Telecommunications	4.6%
Health Care	3.1%
Leisure	3.0%
Real Estate	2.7%
Services	2.5%
Technology & Electronics	1.9%
Automotive	1.8%
Transportation	1.8%
Auto Loan	1.7%
Consumer	1.2%
ABS - Other	0.5%
Non Agency CMBS	0.5%
Capital Goods	0.3%
Equipment	0.2%
Registered Investment Companies	17.7%
Other
Net Other Assets (Liabilities)	-13.8%
100.0%

ICE BofA ML U.S. High Yield Index Sector Allocation	% of Index
Energy	14.0%
Media	11.5%
Financial Services	3.8%
Basic Industry	12.1%
Retail	4.8%
Consumer Goods	2.5%
Banking	3.3%
Insurance	1.0%
Telecommunications	9.7%
Health Care	9.8%
Leisure	4.4%
Real Estate	0.6%
Services	5.3%
Technology & Electronics	6.1%
Automotive	2.3%
Transportation	0.9%
Capital Goods	5.4%
Utilities	2.5%
100.0%

56 DIAMOND HILL FUNDS | SEMI- ANNUAL REPORT | JUNE 30, 2018 | DIAMOND-HILL.COM

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DIAMOND HILL FUNDS | SEMI- ANNUAL REPORT | JUNE 30, 2018 | DIAMOND-HILL.COM 57

Diamond Hill Funds
Statements of Assets & Liabilities
June 30, 2018 (Unaudited)

	Small Cap Fund	Small-Mid Cap Fund	Mid Cap Fund
Assets
Investment in unaffiliated securities, at cost	$1,132,675,617	$2,157,244,344	$110,665,387
Investment in affiliated securities, at cost	52,490,199	47,994,072	2,201,262
Investment securities, at fair value — including $109,305,683, $181,810,228, $4,535,346, $63,670,632, $3,336,788, $925,279,024, $17,004,662, $8,649,719, $512,423 and $9,689,242 of securities loaned	$1,514,790,655	$2,619,477,604	$125,412,278
Investment in affiliated securities, at fair value	52,520,434	47,992,021	2,196,911
Cash	—	—	—
Cash deposits with custodian for securities sold short	—	—	—
Receivable for fund shares issued	440,207	5,626,197	128,720
Receivable for dividends and interest	1,827,458	3,088,901	129,919
Receivable for investments sold	—	7,610,193	113,583
Prepaid expenses and other assets	15,446	13,948	631
Total Assets	1,569,594,200	2,683,808,864	127,982,042

Liabilities
Securities sold short, at fair value (proceeds $—, $—, $—, $—, $—, $707,650,526, $10,491,430, $3,306,248, $— and $—)	—	—	—
Bank overdraft	—	—	—
Payable for securities purchased	—	5,849,207	289,065
Payable for expenses and fees on securities sold short	—	—	—
Payable for fund shares redeemed	1,272,293	1,341,708	23,358
Payable for return of collateral received	113,652,595	188,757,519	4,726,716
Payable to Investment Adviser	951,808	1,548,957	61,436
Payable to Administrator	193,963	248,556	15,084
Accrued distribution and service fees	99,011	71,023	5,159
Payable to accountant and custodian	1,237	2,794	100
Total Liabilities	116,170,907	197,819,764	5,120,918

Net Assets	$1,453,423,293	$2,485,989,100	$122,861,124

Components of Net Assets
Paid-in capital	$964,791,557	$1,988,549,697	$106,610,953
Accumulated net investment income (loss)	6,728,170	4,181,542	493,342
Accumulated net realized gains (losses) from investment transactions and foreign currency transactions	99,758,293	31,026,652	1,014,289
Net unrealized appreciation (depreciation) on investments and foreign currency translations	382,145,273	462,231,209	14,742,540
Net Assets	$1,453,423,293	$2,485,989,100	$122,861,124
Net Assets
Class A Shares	$311,097,898	$205,999,985	$24,797,074
Class C Shares	$39,840,728	$34,506,710	$—
Class I Shares	$901,430,063	$1,139,901,867	$66,477,906
Class Y Shares	$201,054,604	$1,105,580,538	$31,586,144
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)
Class A Shares	8,694,335	9,126,035	1,790,169
Class C Shares	1,285,201	1,673,403	—
Class I Shares	24,787,410	49,954,694	4,777,499
Class Y Shares	5,523,076	48,327,012	2,263,076
Net Asset Value, offering (except Class A Shares) and redemption price per share:
Class A Shares	$35.78	$22.57	$13.85
Class C Shares(A)	$31.00	$20.62	$—
Class I Shares	$36.37	$22.82	$13.91
Class Y Shares	$36.40	$22.88	$13.96
Maximum Offering Price
Maximum sales charge — Class A Shares	5.00%	5.00%	5.00%
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A Shares	$37.66	$23.76	$14.58

(A)	Redemption price per share varies based on the holding period.

See accompanying Notes to Financial Statements.

58 DIAMOND HILL FUNDS | SEMI- ANNUAL REPORT | JUNE 30, 2018 | DIAMOND-HILL.COM

Large Cap Fund	All Cap Select Fund	Long-Short Fund	Research Opportunities Fund	Financial Long-Short Fund	Global Fund	Short Duration Total Return Fund

$4,778,922,935	$191,858,562	$3,867,660,472	$74,239,159	$35,880,461	$15,805,215	$441,661,685
—	2,875,960	89,786,383	—	—	—	—
$6,050,638,636	$216,944,393	$4,722,924,812	$85,744,981	$39,752,785	$15,255,873	$440,953,084
—	2,878,198	89,801,926	—	—	—	—
—	—	—	—	—	—	402,628
—	—	1,070,527,296	7,211,211	4,065,808	—	—
5,875,500	145,847	2,361,865	—	19,001	—	184,700
4,310,057	245,165	5,258,848	82,068	26,826	23,219	1,242,038
—	2,229,218	10,653,920	494,183	679,451	—	—
466	1,349	25,992	3,355	4,722	—	—
6,060,824,659	222,444,170	5,901,554,659	93,535,798	44,548,593	15,279,092	442,782,450

—	—	852,313,587	13,302,926	4,214,345	—	—
—	—	—	—	275,616	3	—
—	3,670,757	44,334,894	425,659	—	190,234	7,367,351
—	—	952,336	18,718	21,111	—	—
4,719,963	134,268	7,539,964	77,943	156,114	—	3,379
65,781,420	3,426,431	946,140,560	17,450,120	8,881,126	524,887	9,894,063
2,488,425	124,226	3,054,314	49,200	25,840	8,428	119,706
786,495	24,520	565,134	7,033	4,921	901	32,387
332,546	10,429	142,750	3,053	3,128	7	2,511
3,959	100	6,365	130	503	—	100
74,112,808	7,390,731	1,855,049,904	31,334,782	13,582,704	724,460	17,419,497

$5,986,711,851	$215,053,439	$4,046,504,755	$62,201,016	$30,965,889	$14,554,632	$425,362,953

$4,613,963,647	$179,676,641	$3,209,583,162	$53,979,542	$27,545,657	$14,940,288	$425,589,440
35,234,272	1,193,934	14,029,573	(95,559)	119,610	93,605	48,725
65,798,231	9,094,795	112,275,198	(377,293)	336,395	70,081	433,389
1,271,715,701	25,088,069	710,616,822	8,694,326	2,964,227	(549,342)	(708,601)
$5,986,711,851	$215,053,439	$4,046,504,755	$62,201,016	$30,965,889	$14,554,632	$425,362,953

$1,179,853,619	$11,348,609	$278,627,193	$6,292,856	$6,729,150	$37,661	$11,249,050
$102,416,036	$9,285,943	$100,252,479	$1,956,644	$2,009,159	$—	$—
$3,686,628,147	$128,430,159	$3,421,599,479	$33,361,125	$22,227,580	$3,087,272	$150,189,795
$1,017,814,049	$65,988,728	$246,025,604	$20,590,391	$—	$11,429,699	$263,924,108

45,973,979	704,090	11,015,309	266,343	277,227	2,736	1,117,023
4,226,110	612,646	4,447,596	87,401	90,910	—	—
142,558,811	7,906,351	131,873,121	1,394,031	911,630	223,923	14,907,787
39,302,490	4,052,990	9,438,798	858,164	—	828,509	26,186,486

$25.66	$16.12	$25.29	$23.63	$24.27	$13.77	$10.07
$24.23	$15.16	$22.54	$22.39	$22.10	$—	$—
$25.86	$16.24	$25.95	$23.93	$24.38	$13.79	$10.07
$25.90	$16.28	$26.07	$23.99	$—	$13.80	$10.08

5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	2.25%
$27.01	$16.97	$26.62	$24.87	$25.55	$14.49	$10.30

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | SEMI- ANNUAL REPORT | JUNE 30, 2018 | DIAMOND-HILL.COM 59

Diamond Hill Funds
Statements of Assets & Liabilities (Continued)
June 30, 2018 (Unaudited)

	Core Bond Fund	Corporate Credit Fund	High Yield Fund
Assets
Investment in unaffiliated securities, at cost	$57,368,288	$807,718,400	$56,939,161
Investment in affiliated securities, at cost	—	26,419,210	—
Investment securities, at fair value — including $4,082,871, $122,663,845 and $6,374,026 of securities loaned	$55,990,844	$799,583,012	$56,667,646
Investment in affiliated securities, at fair value	—	26,469,842	—
Cash	—	—	100,195
Receivable for fund shares issued	—	2,668,511	11,800
Receivable for dividends and interest	244,130	11,558,208	893,504
Receivable for investments sold	—	15,125,424	2,799,276
Prepaid expenses and other assets	—	7,602	—
Total Assets	56,234,974	855,412,599	60,472,421

Liabilities
Payable for securities purchased	249,980	33,608,586	4,161,649
Payable for fund shares redeemed	13,666	290,938	178
Payable for return of collateral received	4,165,963	125,397,283	6,508,048
Payable to Investment Adviser	12,729	253,502	20,255
Payable to Administrator	3,760	96,216	4,084
Accrued distribution and service fees	908	33,641	317
Payable to accountant and custodian	100	228	100
Total Liabilities	4,447,106	159,680,394	10,694,631

Net Assets	$51,787,868	$695,732,205	$49,777,790

Components of Net Assets
Paid-in capital	$53,289,935	$700,524,276	$49,648,846
Accumulated (distributions in excess of) net investment income	(15,419)	336,654	22,870
Accumulated net realized gains (losses) from investment transactions	(109,204)	2,956,031	377,589
Net unrealized depreciation on investments	(1,377,444)	(8,084,756)	(271,515)
Net Assets	$51,787,868	$695,732,205	$49,777,790
Net Assets
Class A Shares	$4,440,606	$69,144,144	$1,559,428
Class C Shares	$—	$24,632,407	$—
Class I Shares	$10,754,017	$576,059,501	$19,105,876
Class Y Shares	$36,593,245	$25,896,153	$29,112,486
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)
Class A Shares	460,713	6,194,070	146,355
Class C Shares	—	2,214,672	—
Class I Shares	1,115,534	51,773,440	1,791,737
Class Y Shares	3,793,824	2,328,642	2,730,800
Net Asset Value, offering (except Class A Shares) and redemption price per share:
Class A Shares	$9.64	$11.16	$10.66
Class C Shares(A)	$—	$11.12	$—
Class I Shares	$9.64	$11.13	$10.66
Class Y Shares	$9.65	$11.12	$10.66
Maximum Offering Price
Maximum sales charge — Class A Shares	3.50%	3.50%	3.50%
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A Shares	$9.99	$11.56	$11.05

(A)	Redemption price per share varies based on the holding period.

See accompanying Notes to Financial Statements.

60 DIAMOND HILL FUNDS | SEMI- ANNUAL REPORT | JUNE 30, 2018 | DIAMOND-HILL.COM

Diamond Hill Funds
Statements of Operations
For the six months ended June 30, 2018 (Unaudited)

	Small Cap Fund	Small-Mid Cap Fund	Mid Cap Fund	Large Cap Fund	All Cap Select Fund
Investment Income
Dividends	$20,641,391	$16,497,929	$916,692	$56,580,246	$1,450,195
Income distributions from affiliated investments	969,802	862,130	39,465	—	51,704
Securities lending income	520,032	973,833	27,291	92,664	5,050
Foreign taxes withheld	(49,941)	(72,184)	(1,368)	—	—
Total Investment Income	22,081,284	18,261,708	982,080	56,672,910	1,506,949

Expenses
Investment advisory fees	5,702,335	9,293,305	366,349	14,761,878	706,280
Administration fees	1,201,455	1,572,914	93,299	4,892,815	151,124
Distribution fees — Class A	414,929	269,325	32,132	1,575,033	16,140
Distribution and service fees — Class C	212,249	177,978	—	548,542	51,811
Other fees	3,176	5,273	737	12,012	909
Total Expenses	7,534,144	11,318,795	492,517	21,790,280	926,264
Advisory fees waived by Adviser	(93,485)	(82,560)	(3,779)	—	(4,951)
Net Expenses	7,440,659	11,236,235	488,738	21,790,280	921,313

Net Investment Income	14,640,625	7,025,473	493,342	34,882,630	585,636

Realized and Unrealized Gains on Investments
Net realized gains on investment transactions	77,179,477	41,196,253	1,563,709	61,099,747	9,253,477
Net realized losses on sales from affiliated investments	(4,768)	—	—	—	—
Net change in unrealized appreciation (depreciation) on unaffiliated investments	(85,202,888)	(6,875,253)	(143,560)	(269,245,490)	(7,878,730)
Net change in unrealized appreciation (depreciation) on affiliated investments	(155,925)	(140,552)	(6,434)	—	(8,429)
Net Realized and Unrealized Gains (Losses) on Investments	(8,184,104)	34,180,448	1,413,715	(208,145,743)	1,366,318

Change in Net Assets from Operations	$6,456,521	$41,205,921	$1,907,057	$(173,263,113)	$1,951,954

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | SEMI- ANNUAL REPORT | JUNE 30, 2018 | DIAMOND-HILL.COM 61

Diamond Hill Funds
Statements of Operations
For the six months ended June 30, 2018 (Unaudited)

	Long-Short Fund	Research Opportunities Fund	Financial Long-Short Fund	Global Fund(A)	Short Duration Total Return Fund
Investment Income
Dividends	$37,734,575	$423,499	$362,929	$153,283	$137,735
Income distributions from affiliated investments	1,598,889	—	—	—	—
Interest	7,397,992	73,094	22,403	—	7,353,469
Securities lending income	1,063,787	18,837	10,119	484	8,457
Foreign taxes withheld	(63,194)	(7,051)	(3,475)	(9,471)	—
Total Investment Income	47,732,049	508,379	391,976	144,296	7,499,661

Expenses
Investment advisory fees	20,327,759	301,892	161,484	42,218	638,253
Administration fees	3,862,295	45,799	31,472	4,381	172,869
Distribution fees — Class A	399,823	9,516	9,129	30	21,838
Distribution and service fees — Class C	535,750	12,435	9,762	—	—
Other fees	49	853	563	2,513	1,320
Expenses and fees on securities sold short	8,729,707	119,485	62,327	—	—
Total Expenses	33,855,383	489,980	274,737	49,142	834,280
Advisory fees waived by Adviser	(152,907)	—	—	—	—
Net Expenses	33,702,476	489,980	274,737	49,142	834,280

Net Investment Income	14,029,573	18,399	117,239	95,154	6,665,381

Realized and Unrealized Gains (Losses) on Investments
Net realized gains (losses) on investment transactions	264,744,291	(439,900)	439,699	536,283	129,606
Net realized losses on closed short positions	(132,008,338)	(27,323)	(158,820)	—	—
Net realized losses on foreign currency transactions	—	(560)	(1,196)	(1,549)	—
Net change in unrealized appreciation (depreciation) on unaffiliated investments and foreign currency translations	(228,701,949)	607,190	(944,938)	(549,342)	(1,335,310)
Net change in unrealized appreciation (depreciation) on affiliated investments	(261,062)	—	—	—	—
Net Realized and Unrealized Gains (Losses) on Investments	(96,227,058)	139,407	(665,255)	(14,608)	(1,205,704)

Change in Net Assets from Operations	$(82,197,485)	$157,806	$(548,016)	$80,546	$5,459,677

(A)	Inception date of the Fund is December 31, 2017. Fund commenced operations on January 2, 2018.

See accompanying Notes to Financial Statements.

62 DIAMOND HILL FUNDS | SEMI- ANNUAL REPORT | JUNE 30, 2018 | DIAMOND-HILL.COM

Diamond Hill Funds
Statements of Operations
For the six months ended June 30, 2018 (Unaudited)

	Core Bond Fund	Corporate Credit Fund	High Yield Fund
Investment Income
Dividends	$7,557	$462,293	$20,032
Income distributions from affiliated investments	—	475,505	—
Interest	782,922	20,309,596	1,448,370
Securities Lending Income	4,980	174,371	10,898
Total Investment Income	795,459	21,421,765	1,479,300

Expenses
Investment advisory fees	72,048	1,499,614	104,446
Administration fees	22,848	582,360	21,788
Distribution fees — Class A	4,843	81,604	1,188
Distribution and service fees — Class C	—	126,523	—
Other fees	683	1,801	677
Total Expenses	100,422	2,291,902	128,099
Advisory fees waived by Adviser	—	(45,535)	—
Net Expenses	100,422	2,246,367	128,099

Net Investment Income	695,037	19,175,398	1,351,201

Realized and Unrealized Gains (Losses) on Investments
Net realized gains (losses) on investment transactions	(85,155)	3,242,961	357,429
Net change in unrealized appreciation (depreciation) on unaffiliated investments and foreign currency translations	(875,027)	(12,791,928)	(877,583)
Net change in unrealized appreciation (depreciation) on affiliated investments	—	(77,523)	—
Net Realized and Unrealized Losses on Investments	(960,182)	(9,626,490)	(520,154)

Change in Net Assets from Operations	$(265,145)	$9,548,908	$831,047

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | SEMI- ANNUAL REPORT | JUNE 30, 2018 | DIAMOND-HILL.COM 63

Diamond Hill Funds
Statements of Changes in Net Assets

	Small Cap Fund		Small-Mid Cap Fund
	For the six months ended June 30, 2018 (Unaudited)	For the year ended December 31, 2017	For the six months ended June 30, 2018 (Unaudited)	For the year ended December 31, 2017
From Operations
Net investment income	$14,640,625	$5,178,552	$7,025,473	$9,873,840
Net realized gains on investment transactions	77,179,477	147,218,437	41,196,253	66,260,357
Net realized gains (losses) on sales from affiliated investments	(4,768)	65,225	—	—
Net change in unrealized appreciation (depreciation) on investments	(85,358,813)	6,182,314	(7,015,805)	125,614,368
Change in Net Assets from Operations	6,456,521	158,644,528	41,205,921	201,748,565

Distributions to Shareholders
From net investment income:
Class A	—	(1,321,528)	—	(303,334)
Class I	—	(5,991,674)	—	(5,389,337)
Class Y	—	(1,640,786)	—	(6,497,241)
From net realized gains on investments
Class A	—	(21,620,193)	—	(6,718,003)
Class C	—	(3,195,681)	—	(1,205,479)
Class I	—	(51,638,884)	—	(32,256,093)
Class Y	—	(12,317,380)	—	(32,514,902)
Change in Net Assets from Distributions to Shareholders	—	(97,726,126)	—	(84,884,389)
Change in net assets from capital transactions	(43,096,189)	(360,698,751)	(68,020,186)	87,305,574

Total Change in Net Assets	(36,639,668)	(299,780,349)	(26,814,265)	204,169,750

Net Assets:
Beginning of period	1,490,062,961	1,789,843,310	2,512,803,365	2,308,633,615
End of period	$1,453,423,293	$1,490,062,961	$2,485,989,100	$2,512,803,365
Accumulated Net Investment Income (Loss)	$6,728,170	$(7,912,455)	$4,181,542	$(2,843,931)

See accompanying Notes to Financial Statements.

64 DIAMOND HILL FUNDS | SEMI- ANNUAL REPORT | JUNE 30, 2018 | DIAMOND-HILL.COM

Diamond Hill Funds
Statements of Changes in Net Assets

	Small Cap Fund		Small-Mid Cap Fund
	For the six months ended June 30, 2018 (Unaudited)	For the year ended December 31, 2017	For the six months ended June 30, 2018 (Unaudited)	For the year ended December 31, 2017
Capital Transactions
Class A
Proceeds from shares sold	$17,494,314	$43,255,689	$17,958,759	$36,452,472
Reinvested distributions	—	19,872,410	—	6,829,088
Payments for shares redeemed	(65,401,030)	(160,780,052)	(44,540,725)	(116,201,345)
Change in Net Assets from Class A Share Transactions	(47,906,716)	(97,651,953)	(26,581,966)	(72,919,785)
Class C
Proceeds from shares sold	383,789	1,046,500	1,779,544	3,119,654
Reinvested distributions	—	3,046,615	—	1,083,083
Payments for shares redeemed	(7,447,425)	(13,140,561)	(5,139,776)	(11,302,980)
Change in Net Assets from Class C Share Transactions	(7,063,636)	(9,047,446)	(3,360,232)	(7,100,243)
Class I
Proceeds from shares sold	160,105,317	207,519,695	134,664,297	251,743,493
Reinvested distributions	—	53,175,469	—	32,592,789
Payments for shares redeemed	(140,280,035)	(492,010,322)	(127,681,366)	(236,950,259)
Change in Net Assets from Class I Share Transactions	19,825,282	(231,315,158)	6,982,931	47,386,023
Class Y
Proceeds from shares sold	12,828,597	65,381,792	63,586,164	269,513,443
Reinvested distributions	—	13,923,088	—	38,051,626
Payments for shares redeemed	(20,779,716)	(101,989,074)	(108,647,083)	(187,625,490)
Change in Net Assets from Class Y Share Transactions	(7,951,119)	(22,684,194)	(45,060,919)	119,939,579
Change in net assets from capital transactions:	$(43,096,189)	$(360,698,751)	$(68,020,186)	$87,305,574
Share Transactions:
Class A
Issued	488,845	1,231,341	800,396	1,664,263
Reinvested	—	566,117	—	311,412
Redeemed	(1,830,085)	(4,546,243)	(1,990,108)	(5,285,514)
Change in shares outstanding	(1,341,240)	(2,748,785)	(1,189,712)	(3,309,839)
Class C
Issued	12,372	33,943	86,456	155,374
Reinvested	—	100,251	—	53,965
Redeemed	(240,091)	(425,207)	(250,703)	(559,494)
Change in shares outstanding	(227,719)	(291,013)	(164,247)	(350,155)
Class I
Issued	4,368,183	5,796,796	5,933,179	11,400,492
Reinvested	—	1,487,039	—	1,465,206
Redeemed	(3,863,510)	(13,791,406)	(5,618,422)	(10,707,040)
Change in shares outstanding	504,673	(6,507,571)	314,757	2,158,658
Class Y
Issued	352,513	1,822,073	2,801,191	12,148,534
Reinvested	—	388,760	—	1,705,402
Redeemed	(573,784)	(2,824,566)	(4,781,985)	(8,434,929)
Change in shares outstanding	(221,271)	(613,733)	(1,980,794)	5,419,007
Change in total shares outstanding	(1,285,557)	(10,161,102)	(3,019,996)	3,917,671

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | SEMI- ANNUAL REPORT | JUNE 30, 2018 | DIAMOND-HILL.COM 65

Diamond Hill Funds
Statements of Changes in Net Assets

	Mid Cap Fund		Large Cap Fund
	For the six months ended June 30, 2018 (Unaudited)	For the year ended December 31, 2017	For the six months ended June 30, 2018 (Unaudited)	For the year ended December 31, 2017
From Operations
Net investment income	$493,342	$532,032	$34,882,630	$57,379,263
Net realized gains on investment transactions	1,563,709	977,014	61,099,747	216,008,773
Net change in unrealized appreciation (depreciation) on investments	(149,994)	8,133,171	(269,245,490)	635,590,500
Change in Net Assets from Operations	1,907,057	9,642,217	(173,263,113)	908,978,536

Distributions to Shareholders
From net investment income:
Class A	—	(57,610)	—	(10,246,592)
Class C	—	—	—	(182,822)
Class I	—	(304,384)	—	(37,412,120)
Class Y	—	(179,996)	—	(9,474,688)
From net realized gains on investments	—		—
Class A	—	(323,672)	—	(48,625,612)
Class C	—	—	—	(4,361,901)
Class I	—	(776,190)	—	(126,753,506)
Class Y	—	(409,536)	—	(29,965,617)
Change in Net Assets from Distributions to Shareholders	—	(2,051,388)	—	(267,022,858)
Change in net assets from capital transactions	(1,139,491)	55,685,995	313,532,849	1,126,764,825

Total Change in Net Assets	767,566	63,276,824	140,269,736	1,768,720,503

Net Assets:
Beginning of year	122,093,558	58,816,734	5,846,442,115	4,077,721,612
End of year	$122,861,124	$122,093,558	$5,986,711,851	$5,846,442,115
Accumulated Net Investment Income	$493,342	$—	$35,234,272	$351,642

See accompanying Notes to Financial Statements.

66 DIAMOND HILL FUNDS | SEMI- ANNUAL REPORT | JUNE 30, 2018 | DIAMOND-HILL.COM

Diamond Hill Funds
Statements of Changes in Net Assets

	Mid Cap Fund		Large Cap Fund
	For the six months ended June 30, 2018 (Unaudited)	For the year ended December 31, 2017	For the six months ended June 30, 2018 (Unaudited)	For the year ended December 31, 2017
Capital Transactions
Class A
Proceeds from shares sold	$3,062,708	$22,041,226	$84,185,362	$219,577,307
Reinvested distributions	—	368,762	—	58,105,716
Payments for shares redeemed	(4,489,542)	(5,300,997)	(213,981,321)	(259,447,690)
Change in Net Assets from Class A Share Transactions	(1,426,834)	17,108,991	(129,795,959)	18,235,333
Class C
Proceeds from shares sold	—	—	11,724,019	23,933,486
Reinvested distributions	—	—	—	4,291,336
Payments for shares redeemed	—	—	(20,733,599)	(22,789,348)
Change in Net Assets from Class C Share Transactions	—	—	(9,009,580)	5,435,474
Class I
Proceeds from shares sold	12,041,736	38,211,310	742,695,641	1,503,237,486
Reinvested distributions	—	996,637	—	130,980,753
Payments for shares redeemed	(9,881,510)	(7,795,801)	(486,532,334)	(608,117,842)
Change in Net Assets from Class I Share Transactions	2,160,226	31,412,146	256,163,307	1,026,100,397
Class Y
Proceeds from shares sold	1,152,248	7,439,870	275,343,529	216,754,188
Reinvested distributions	—	242,018	—	38,139,331
Payments for shares redeemed	(3,025,131)	(517,030)	(79,168,448)	(177,899,898)
Change in Net Assets from Class Y Share Transactions	(1,872,883)	7,164,858	196,175,081	76,993,621
Change in net assets from capital transactions:	$(1,139,491)	$55,685,995	$313,532,849	$1,126,764,825
Share Transactions:
Class A
Issued	220,671	1,684,618	3,218,365	8,823,702
Reinvested	—	27,333	—	2,203,772
Redeemed	(323,659)	(406,802)	(8,158,233)	(10,349,496)
Change in shares outstanding	(102,988)	1,305,149	(4,939,868)	677,978
Class C
Issued	—	—	466,380	1,002,019
Reinvested	—	—	—	172,860
Redeemed	—	—	(837,054)	(949,750)
Change in shares outstanding	—	—	(370,674)	225,129
Class I
Issued	870,410	2,913,937	28,113,034	59,051,534
Reinvested	—	73,297	—	4,923,533
Redeemed	(713,851)	(586,851)	(18,504,439)	(23,981,084)
Change in shares outstanding	156,559	2,400,383	9,608,595	39,993,983
Class Y
Issued	83,559	571,830	10,560,509	8,566,956
Reinvested	—	17,739	—	1,431,646
Redeemed	(219,475)	(39,081)	(2,994,197)	(6,991,868)
Change in shares outstanding	(135,916)	550,488	7,566,312	3,006,734
Change in total shares outstanding	(82,345)	4,256,020	11,864,365	43,903,824

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | SEMI- ANNUAL REPORT | JUNE 30, 2018 | DIAMOND-HILL.COM 67

Diamond Hill Funds
Statements of Changes in Net Assets

	All Cap Select Fund		Long-Short Fund
	For the six months ended June 30, 2018 (Unaudited)	For the year ended December 31, 2017	For the six months ended June 30, 2018 (Unaudited)	For the year ended December 31, 2017
From Operations
Net investment income	$585,636	$608,856	$14,029,573	$1,606,600
Net realized gains (losses) on investment transactions	9,253,477	16,146,928	264,744,291	(247,239,323)
Net realized gains (losses) on closed short positions	—	—	(132,008,338)	308,978,428
Net change in unrealized appreciation (depreciation) on investments	(7,887,159)	10,864,775	(228,963,011)	200,916,292
Change in Net Assets from Operations	1,951,954	27,620,559	(82,197,485)	264,261,997

Distributions to Shareholders
From net investment income:
Class A	—	—	—	—
Class I	—	(123,325)	—	(1,069,047)
Class Y	—	(33,195)	—	(316,452)
From net realized gains on investments
Class A	—	—	—	(7,598,222)
Class C	—	—	—	(2,720,287)
Class I	—	—	—	(83,447,184)
Class Y	—	—	—	(5,492,843)
Change in Net Assets from Distributions to Shareholders	—	(156,520)	—	(100,644,035)
Change in net assets from capital transactions	30,687,715	16,068,901	(638,022,536)	180,260,316

Total Change in Net Assets	32,639,669	43,532,940	(720,220,021)	343,878,278

Net Assets:
Beginning of period	182,413,770	138,880,830	4,766,724,776	4,422,846,498
End of period	$215,053,439	$182,413,770	$4,046,504,755	$4,766,724,776
Accumulated Net Investment Income	$1,193,934	$608,298	$14,029,573	$—

See accompanying Notes to Financial Statements.

68 DIAMOND HILL FUNDS | SEMI- ANNUAL REPORT | JUNE 30, 2018 | DIAMOND-HILL.COM

Diamond Hill Funds
Statements of Changes in Net Assets

	All Cap Select Fund		Long-Short Fund
	For the six months ended June 30, 2018 (Unaudited)	For the year ended December 31, 2017	For the six months ended June 30, 2018 (Unaudited)	For the year ended December 31, 2017
Capital Transactions
Class A
Proceeds from shares sold	$596,705	$1,503,266	$20,958,507	$56,139,940
Reinvested distributions	—	—	—	6,833,236
Payments for shares redeemed	(2,831,066)	(5,473,374)	(95,463,070)	(179,295,930)
Change in Net Assets from Class A Share Transactions	(2,234,361)	(3,970,108)	(74,504,563)	(116,322,754)
Class C
Proceeds from shares sold	298,870	678,560	1,171,268	4,471,994
Reinvested distributions	—	—	—	2,436,942
Payments for shares redeemed	(2,125,423)	(3,815,356)	(13,595,514)	(40,715,362)
Change in Net Assets from Class C Share Transactions	(1,826,553)	(3,136,796)	(12,424,246)	(33,806,426)
Class I
Proceeds from shares sold	20,066,826	42,578,943	423,169,306	1,161,341,128
Reinvested distributions	—	119,642	—	68,586,680
Payments for shares redeemed	(29,376,789)	(19,015,397)	(964,347,932)	(924,213,793)
Change in Net Assets from Class I Share Transactions	(9,309,963)	23,683,188	(541,178,626)	305,714,015
Class Y
Proceeds from shares sold	50,137,701	2,447,592	25,015,240	84,275,911
Reinvested distributions	—	28,884	—	2,989,663
Payments for shares redeemed	(6,079,109)	(2,983,859)	(34,930,341)	(62,590,093)
Change in Net Assets from Class Y Share Transactions	44,058,592	(507,383)	(9,915,101)	24,675,481
Change in net assets from capital transactions:	$30,687,715	$16,068,901	$(638,022,536)	$180,260,316
Share Transactions:
Class A
Issued	36,724	105,675	816,004	2,193,777
Reinvested	—	—	—	267,341
Redeemed	(174,883)	(384,577)	(3,712,620)	(7,017,787)
Change in shares outstanding	(138,159)	(278,902)	(2,896,616)	(4,556,669)
Class C
Issued	19,549	50,614	50,932	194,601
Reinvested	—	—	—	106,556
Redeemed	(139,815)	(284,375)	(594,390)	(1,766,507)
Change in shares outstanding	(120,266)	(233,761)	(543,458)	(1,465,350)
Class I
Issued	1,236,985	2,826,911	15,986,034	44,372,451
Reinvested	—	7,399	—	2,619,467
Redeemed	(1,789,086)	(1,329,505)	(36,937,288)	(35,305,935)
Change in shares outstanding	(552,101)	1,504,805	(20,951,254)	11,685,983
Class Y
Issued	3,084,196	169,956	926,769	3,200,554
Reinvested	—	1,783	—	113,593
Redeemed	(371,653)	(206,442)	(1,329,482)	(2,389,929)
Change in shares outstanding	2,712,543	(34,703)	(402,713)	924,218
Change in total shares outstanding	1,902,017	957,439	(24,794,041)	6,568,182

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | SEMI- ANNUAL REPORT | JUNE 30, 2018 | DIAMOND-HILL.COM 69

Diamond Hill Funds
Statements of Changes in Net Assets

	Research Opportunities Fund		Financial Long-Short Fund
	For the six months ended June 30, 2018 (Unaudited)	For the year ended December 31, 2017	For the six months ended June 30, 2018 (Unaudited)	For the year ended December 31, 2017
From Operations
Net investment income (loss)	$18,399	$(182,572)	$117,239	$3,576
Net realized gains (losses) on investment transactions	(439,900)	5,954,064	439,699	3,007,004
Net realized losses on closed short positions	(27,323)	(2,872,262)	(158,820)	(82,821)
Net realized losses on foreign currency transactions	(560)	(2,626)	(1,196)	—
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	607,190	4,490,196	(944,938)	681,514
Change in Net Assets from Operations	157,806	7,386,800	(548,016)	3,609,273

Distributions to Shareholders
From net investment income:
Class A	—	—	—	—
Class I	—	—	—	—
Class Y	—	—	—	(34,066)
From net realized gains on investments
Class A	—	(403,031)	—	—
Class C	—	(79,709)	—	—
Class I	—	(938,790)	—	—
Class Y	—	(414,461)	—	—
Change in Net Assets from Distributions to Shareholders	—	(1,835,991)	—	(34,066)
Change in net assets from capital transactions	(6,841,871)	11,842,542	(3,480,245)	(973,610)

Total Change in Net Assets	(6,684,065)	17,393,351	(4,028,261)	2,601,597

Net Assets:
Beginning of period	68,885,081	51,491,730	34,994,150	32,392,553
End of period	$62,201,016	$68,885,081	$30,965,889	$34,994,150
Accumulated Net Investment Income (Loss)	$(95,559)	$(113,398)	$119,610	$3,567

See accompanying Notes to Financial Statements.

70 DIAMOND HILL FUNDS | SEMI- ANNUAL REPORT | JUNE 30, 2018 | DIAMOND-HILL.COM

Diamond Hill Funds
Statements of Changes in Net Assets

	Research Opportunities Fund		Financial Long-Short Fund
	For the six months ended June 30, 2018 (Unaudited)	For the year ended December 31, 2017	For the six months ended June 30, 2018 (Unaudited)	For the year ended December 31, 2017
Capital Transactions
Class A
Proceeds from shares sold	$742,695	$11,940,060	$321,754	$1,669,624
Reinvested distributions	—	394,023	—	—
Payments for shares redeemed	(4,915,098)	(6,683,375)	(2,713,682)	(3,548,598)
Change in Net Assets from Class A Share Transactions	(4,172,403)	5,650,708	(2,391,928)	(1,878,974)
Class C
Proceeds from shares sold	83,198	1,211,811	151,071	170,318
Reinvested distributions	—	74,816	—	—
Payments for shares redeemed	(924,460)	(1,706,468)	(19,196)	(159,088)
Change in Net Assets from Class C Share Transactions	(841,262)	(419,841)	131,875	11,230
Class I
Proceeds from shares sold	4,947,636	12,580,946	3,934,642	3,366,779
Reinvested distributions	—	923,625	—	33,376
Payments for shares redeemed	(6,749,889)	(9,043,871)	(5,154,834)	(2,506,021)
Change in Net Assets from Class I Share Transactions	(1,802,253)	4,460,700	(1,220,192)	894,134
Class Y
Proceeds from shares sold	442,791	5,653,805	—	—
Reinvested distributions	—	129,874	—	—
Payments for shares redeemed	(468,744)	(3,632,704)	—	—
Change in Net Assets from Class Y Share Transactions	(25,953)	2,150,975	—	—
Change in net assets from capital transactions:	$(6,841,871)	$11,842,542	$(3,480,245)	$(973,610)
Share Transactions:
Class A
Issued	31,758	524,342	12,976	72,547
Reinvested	—	17,013	—	—
Redeemed	(212,549)	(288,383)	(110,432)	(157,516)
Change in shares outstanding	(180,791)	252,972	(97,456)	(84,969)
Class C
Issued	3,742	56,134	6,782	8,111
Reinvested	—	3,396	—	—
Redeemed	(41,751)	(79,274)	(839)	(7,334)
Change in shares outstanding	(38,009)	(19,744)	5,943	777
Class I
Issued	208,531	549,585	158,898	143,684
Reinvested	—	39,437	—	1,342
Redeemed	(284,306)	(395,655)	(210,586)	(108,534)
Change in shares outstanding	(75,775)	193,367	(51,688)	36,492
Class Y
Issued	18,694	236,990	—	—
Reinvested	—	5,534	—	—
Redeemed	(20,060)	(157,561)	—	—
Change in shares outstanding	(1,366)	84,963	—	—
Change in total shares outstanding	(295,941)	511,558	(143,201)	(47,700)

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | SEMI- ANNUAL REPORT | JUNE 30, 2018 | DIAMOND-HILL.COM 71

Diamond Hill Funds
Statements of Changes in Net Assets

	Global Fund	Short Duration Total Return Fund
	For the period ended June 30, 2018 (Unaudited)(A)	For the six months ended June 30, 2018 (Unaudited)	For the year ended December 31, 2017
From Operations
Net investment income	$95,154	$6,665,381	$8,849,902
Net realized gains on investment transactions	536,283	129,606	1,174,769
Net realized losses on foreign currency transactions	(1,549)	—	—
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(549,342)	(1,335,310)	1,207,100
Change in Net Assets from Operations	80,546	5,459,677	11,231,771

Distributions to Shareholders
From net investment income:
Class A	—	(277,899)	(256,909)
Class I	—	(1,683,937)	(1,239,565)
Class Y	—	(4,732,419)	(7,682,908)
From net realized gains on investments
Class A	(464)	—	(25,838)
Class I	(5,489)	—	(75,188)
Class Y	(460,249)	—	(289,271)
Change in Net Assets from Distributions to Shareholders	(466,202)	(6,694,255)	(9,569,679)
Change in net assets from capital transactions	14,940,288	113,660,226	113,818,751

Total Change in Net Assets	14,554,632	112,425,648	115,480,843

Net Assets:
Beginning of period	—	312,937,305	197,456,462
End of period	$14,554,632	$425,362,953	$312,937,305
Accumulated Net Investment Income	$93,605	$48,725	$77,599

(A)	Inception date of the Fund is December 31, 2017. Fund commenced operations on January 2, 2018.

See accompanying Notes to Financial Statements.

72 DIAMOND HILL FUNDS | SEMI- ANNUAL REPORT | JUNE 30, 2018 | DIAMOND-HILL.COM

Diamond Hill Funds
Statements of Changes in Net Assets

	Global Fund	Short Duration Total Return Fund
	For the period ended June 30, 2018 (Unaudited)(A)	For the six months ended June 30, 2018 (Unaudited)	For the year ended December 31, 2017
Capital Transactions
Class A
Proceeds from shares sold	$38,649	$3,769,241	$20,314,417
Reinvested distributions	464	275,685	279,855
Payments for shares redeemed	—	(13,246,724)	(229,746)
Change in Net Assets from Class A Share Transactions	39,113	(9,201,798)	20,364,526
Class I
Proceeds from shares sold	4,899,919	97,887,711	57,643,231
Reinvested distributions	5,489	1,188,198	1,130,737
Payments for shares redeemed	(2,090,277)	(9,708,584)	(12,402,283)
Change in Net Assets from Class I Share Transactions	2,815,131	89,367,325	46,371,685
Class Y
Proceeds from shares sold	11,625,795	49,933,907	85,196,939
Reinvested distributions	460,249	4,549,664	7,972,179
Payments for shares redeemed	—	(20,988,872)	(46,086,578)
Change in Net Assets from Class Y Share Transactions	12,086,044	33,494,699	47,082,540
Change in net assets from capital transactions:	$14,940,288	$113,660,226	$113,818,751
Share Transactions:
Class A
Issued	2,703	373,781	2,002,547
Reinvested	33	27,358	27,636
Redeemed	—	(1,313,754)	(22,690)
Change in shares outstanding	2,736	(912,615)	2,007,493
Class I
Issued	366,042	9,704,118	5,695,476
Reinvested	381	117,887	111,778
Redeemed	(142,500)	(962,053)	(1,225,484)
Change in shares outstanding	223,923	8,859,952	4,581,770
Class Y
Issued	796,525	4,942,033	8,442,227
Reinvested	31,984	451,208	788,597
Redeemed	—	(2,079,402)	(4,549,405)
Change in shares outstanding	828,509	3,313,839	4,681,419
Change in total shares outstanding	1,055,168	11,261,176	11,270,682

(A)	Inception date of the Fund is December 31, 2017. Fund commenced operations on January 2, 2018.

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | SEMI- ANNUAL REPORT | JUNE 30, 2018 | DIAMOND-HILL.COM 73

Diamond Hill Funds
Statements of Changes in Net Assets

	Core Bond Fund		Corporate Credit Fund
	For the six months ended June 30, 2018 (Unaudited)	For the year ended December 31, 2017	For the six months ended June 30, 2018 (Unaudited)	For the year ended December 31, 2017
From Operations
Net investment income	$695,037	$1,031,854	$19,175,398	$32,388,847
Net realized gains (losses) on investment transactions	(85,155)	59,298	3,242,961	3,594,371
Net change in unrealized appreciation (depreciation) on investments	(875,027)	609,589	(12,869,451)	8,677,351
Change in Net Assets from Operations	(265,145)	1,700,741	9,548,908	44,660,569

Distributions to Shareholders
From net investment income:
Class A	(52,141)	(65,632)	(1,767,608)	(3,965,873)
Class C	—	—	(585,016)	(1,225,096)
Class I	(143,193)	(232,212)	(15,721,733)	(26,272,760)
Class Y	(518,873)	(786,931)	(727,847)	(1,310,086)
From net realized gains on investments
Class A	—	—	—	(295,389)
Class C	—	—	—	(123,938)
Class I	—	—	—	(2,442,011)
Class Y	—	—	—	(116,600)
Change in Net Assets from Distributions to Shareholders	(714,207)	(1,084,775)	(18,802,204)	(35,751,753)
Change in net assets from capital transactions	8,943,751	3,523,989	52,613,884	110,005,158

Total Change in Net Assets	7,964,399	4,139,955	43,360,588	118,913,974

Net Assets:
Beginning of period	43,823,469	39,683,514	652,371,617	533,457,643
End of period	$51,787,868	$43,823,469	$695,732,205	$652,371,617
Accumulated (Distributions in Excess of ) Net Investment Income	$(15,419)	$3,751	$336,654	$(36,540)

See accompanying Notes to Financial Statements.

74 DIAMOND HILL FUNDS | SEMI- ANNUAL REPORT | JUNE 30, 2018 | DIAMOND-HILL.COM

Diamond Hill Funds
Statements of Changes in Net Assets

	Core Bond Fund		Corporate Credit Fund
	For the six months ended June 30, 2018 (Unaudited)	For the year ended December 31, 2017	For the six months ended June 30, 2018 (Unaudited)	For the year ended December 31, 2017
Capital Transactions
Class A
Proceeds from shares sold	$1,279,079	$1,517,609	$19,405,982	$32,379,322
Reinvested distributions	51,697	65,510	1,626,862	3,803,643
Payments for shares redeemed	(296,855)	(320,470)	(15,176,327)	(44,425,321)
Change in Net Assets from Class A Share Transactions	1,033,921	1,262,649	5,856,517	(8,242,356)
Class C
Proceeds from shares sold	—	—	1,235,057	3,493,037
Reinvested distributions	—	—	472,548	1,041,427
Payments for shares redeemed	—	—	(3,386,933)	(7,987,804)
Change in Net Assets from Class C Share Transactions	—	—	(1,679,328)	(3,453,340)
Class I
Proceeds from shares sold	1,755,725	1,676,150	104,188,016	183,507,810
Reinvested distributions	142,760	230,965	13,049,842	25,054,913
Payments for shares redeemed	(546,512)	(458,620)	(69,732,048)	(90,498,834)
Change in Net Assets from Class I Share Transactions	1,351,973	1,448,495	47,505,810	118,063,889
Class Y
Proceeds from shares sold	6,062,031	99,000	2,013,987	4,844,305
Reinvested distributions	518,872	786,931	690,050	1,089,270
Payments for shares redeemed	(23,046)	(73,086)	(1,773,152)	(2,296,610)
Change in Net Assets from Class Y Share Transactions	6,557,857	812,845	930,885	3,636,965
Change in net assets from capital transactions:	$8,943,751	$3,523,989	$52,613,884	$110,005,158
Share Transactions:
Class A
Issued	132,721	154,214	1,724,790	2,862,161
Reinvested	5,352	6,658	145,032	335,528
Redeemed	(30,731)	(32,531)	(1,349,894)	(3,910,089)
Change in shares outstanding	107,342	128,341	519,928	(712,400)
Class C
Issued	—	—	110,143	309,224
Reinvested	—	—	42,274	92,184
Redeemed	—	—	(301,774)	(706,615)
Change in shares outstanding	—	—	(149,357)	(305,207)
Class I
Issued	181,964	170,393	9,278,340	16,221,834
Reinvested	14,775	23,482	1,167,333	2,217,197
Redeemed	(56,554)	(46,582)	(6,213,263)	(7,995,095)
Change in shares outstanding	140,185	147,293	4,232,410	10,443,936
Class Y
Issued	622,401	10,082	179,437	429,260
Reinvested	53,676	80,012	61,745	96,447
Redeemed	(2,388)	(7,511)	(157,672)	(202,630)
Change in shares outstanding	673,689	82,583	83,510	323,077
Change in total shares outstanding	921,216	358,217	4,686,491	9,749,406

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | SEMI- ANNUAL REPORT | JUNE 30, 2018 | DIAMOND-HILL.COM 75

Diamond Hill Funds
Statements of Changes in Net Assets

	High Yield Fund
	For the six months ended June 30, 2018 (Unaudited)	For the year ended December 31, 2017
From Operations
Net investment income	$1,351,201	$1,850,933
Net realized gains on investment transactions	357,429	886,142
Net change in unrealized appreciation (depreciation) on investments	(877,583)	223,959
Change in Net Assets from Operations	831,047	2,961,034

Distributions to Shareholders
From net investment income:
Class A	(31,232)	(16,068)
Class I	(495,979)	(1,022,957)
Class Y	(805,075)	(825,889)
From net realized gains on investments
Class A	—	(7,547)
Class I	—	(338,862)
Class Y	—	(367,223)
Change in Net Assets from Distributions to Shareholders	(1,332,286)	(2,578,546)
Change in net assets from capital transactions	19,175,360	(1,204,552)

Total Change in Net Assets	18,674,121	(822,064)

Net Assets:
Beginning of period	31,103,669	31,925,733
End of period	$49,777,790	$31,103,669
Accumulated Net Investment Income	$22,870	$3,955

See accompanying Notes to Financial Statements.

76 DIAMOND HILL FUNDS | SEMI- ANNUAL REPORT | JUNE 30, 2018 | DIAMOND-HILL.COM

Diamond Hill Funds
Statements of Changes in Net Assets

	High Yield Fund
	For the six months ended June 30, 2018 (Unaudited)	For the year ended December 31, 2017
Capital Transactions
Class A
Proceeds from shares sold	$1,289,177	$230,678
Reinvested distributions	28,735	23,615
Payments for shares redeemed	(38,884)	(143,666)
Change in Net Assets from Class A Share Transactions	1,279,028	110,627
Class I
Proceeds from shares sold	5,569,433	7,800,470
Reinvested distributions	488,035	1,346,604
Payments for shares redeemed	(956,100)	(19,346,390)
Change in Net Assets from Class I Share Transactions	5,101,368	(10,199,316)
Class Y
Proceeds from shares sold	12,285,356	7,977,563
Reinvested distributions	805,075	1,193,112
Payments for shares redeemed	(295,467)	(286,538)
Change in Net Assets from Class Y Share Transactions	12,794,964	8,884,137
Change in net assets from capital transactions:	$19,175,360	$(1,204,552)
Share Transactions:
Class A
Issued	119,825	21,029
Reinvested	2,688	2,167
Redeemed	(3,614)	(13,081)
Change in shares outstanding	118,899	10,115
Class I
Issued	518,960	714,928
Reinvested	45,583	123,748
Redeemed	(88,856)	(1,774,253)
Change in shares outstanding	475,687	(935,577)
Class Y
Issued	1,140,503	731,551
Reinvested	75,248	109,430
Redeemed	(27,599)	(25,972)
Change in shares outstanding	1,188,152	815,009
Change in total shares outstanding	1,782,738	(110,453)

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | SEMI- ANNUAL REPORT | JUNE 30, 2018 | DIAMOND-HILL.COM 77

Small Cap Fund
Financial Highlights

Selected data for a share outstanding throughout the periods indicated

Small Cap Fund	Net asset value beginning of period	Net investment income (loss)(A)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Dividends from net investment income
Class A
For the six months ended June 30, 2018 (Unaudited)	$35.62	0.33		(0.17)	0.16	—
For the year ended December 31, 2017	$34.39	0.06		3.55	3.61	(0.13)
For the year ended December 31, 2016	$30.89	0.00	(G)	4.36	4.36	—
For the year ended December 31, 2015	$32.61	(0.05)		(1.17)	(1.22)	(0.09)
For the year ended December 31, 2014	$32.72	(0.11)		1.57	1.46	—
For the year ended December 31, 2013	$24.95	0.00	(G)	9.86	9.86	(0.03)

Class C
For the six months ended June 30, 2018 (Unaudited)	$30.98	0.17		(0.15)	0.02	—
For the year ended December 31, 2017	$30.30	(0.19)		3.12	2.93	—
For the year ended December 31, 2016	$27.51	(0.23)		3.88	3.65	—
For the year ended December 31, 2015	$29.23	(0.25)		(1.06)	(1.31)	—
For the year ended December 31, 2014	$29.70	(0.33)		1.43	1.10	—
For the year ended December 31, 2013	$22.94	(0.21)		9.03	8.82	—

Class I
For the six months ended June 30, 2018 (Unaudited)	$36.15	0.39		(0.17)	0.22	—
For the year ended December 31, 2017	$34.87	0.17		3.61	3.78	(0.25)
For the year ended December 31, 2016	$31.28	0.10		4.42	4.52	(0.07)
For the year ended December 31, 2015	$33.04	0.05		(1.20)	(1.15)	(0.20)
For the year ended December 31, 2014	$33.10	(0.02)		1.59	1.57	(0.06)
For the year ended December 31, 2013	$25.21	0.07		9.98	10.05	(0.10)

Class Y
For the six months ended June 30, 2018 (Unaudited)	$36.17	0.41		(0.18)	0.23	—
For the year ended December 31, 2017	$34.89	0.20		3.62	3.82	(0.29)
For the year ended December 31, 2016	$31.29	0.13		4.43	4.56	(0.10)
For the year ended December 31, 2015	$33.05	0.12		(1.23)	(1.11)	(0.24)
For the year ended December 31, 2014	$33.09	0.03		1.60	1.63	(0.10)
For the year ended December 31, 2013	$25.20	0.12		9.97	10.09	(0.14)

(A)	Net investment income (loss) per share has been calculated using the average daily shares outstanding during the period.

(B)	Total returns shown exclude the effect of applicable sales charges.

(C)	The Fund's adviser has contractually agreed to waive fees in the pro-rata amount of the management fee charged by the underlying Diamond Hill Fund on each Fund's investment in such other Diamond Hill Fund. If such fee waiver had not occurred, the ratios would have been as indicated.

(D)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

See accompanying Notes to Financial Statements.

78 DIAMOND HILL FUNDS | SEMI- ANNUAL REPORT | JUNE 30, 2018 | DIAMOND-HILL.COM

Distributions from net realized gains	Total distributions	Net asset value end of period	Total return(B)		Net assets at end of period (000’s)	Ratio of total net expenses to average net assets		Ratio of total gross expenses to average net assets(C)		Ratio of net investment income (loss) to average net assets		Portfolio turnover rate(D)

—	—	$35.78	0.45	%(E)	$311,098	1.26	%(F)	1.27	%(F)	1.82	%(F)	12	%(E)
(2.25)	(2.38)	$35.62	10.62%		$357,512	1.27%		1.28%		0.11%		7%
(0.86)	(0.86)	$34.39	14.10%		$439,681	1.29%		1.29%		0.00	%(H)	15%
(0.41)	(0.50)	$30.89	(3.73)%		$492,810	1.29%		1.29%		(0.15)%		17%
(1.57)	(1.57)	$32.61	4.60%		$571,941	1.30%		1.30%		(0.34)%		16%
(2.06)	(2.09)	$32.72	39.70%		$571,167	1.31%		1.31%		(0.01)%		43%

—	—	$31.00	0.06	%(E)	$39,841	2.01	%(F)	2.02	%(F)	1.05	%(F)	12	%(E)
(2.25)	(2.25)	$30.98	9.80%		$46,868	2.02%		2.03%		(0.67)%		7%
(0.86)	(0.86)	$30.30	13.25%		$54,664	2.04%		2.04%		(0.75)%		15%
(0.41)	(0.41)	$27.51	(4.47)%		$57,875	2.04%		2.04%		(0.87)%		17%
(1.57)	(1.57)	$29.23	3.86%		$51,794	2.05%		2.05%		(1.07)%		16%
(2.06)	(2.06)	$29.70	38.64%		$46,476	2.06%		2.06%		(0.76)%		43%

—	—	$36.37	0.61	%(E)	$901,430	0.96	%(F)	0.97	%(F)	2.15	%(F)	12	%(E)
(2.25)	(2.50)	$36.15	10.95%		$877,913	0.97%		0.98%		0.41%		7%
(0.86)	(0.93)	$34.87	14.45%		$1,073,671	0.99%		0.99%		0.32%		15%
(0.41)	(0.61)	$31.28	(3.47)%		$882,350	1.02%		1.02%		0.16%		17%
(1.57)	(1.63)	$33.04	4.86%		$659,199	1.05%		1.05%		(0.06)%		16%
(2.06)	(2.16)	$33.10	40.08%		$550,844	1.06%		1.06%		0.22%		43%

—	—	$36.40	0.64	%(E)	$201,055	0.85	%(F)	0.86	%(F)	2.26	%(F)	12	%(E)
(2.25)	(2.54)	$36.17	11.06%		$207,770	0.87%		0.88%		0.53%		7%
(0.86)	(0.96)	$34.89	14.57%		$221,827	0.89%		0.89%		0.40%		15%
(0.41)	(0.65)	$31.29	(3.36)%		$221,624	0.90%		0.90%		0.37%		17%
(1.57)	(1.67)	$33.05	5.06%		$157,665	0.90%		0.90%		0.10%		16%
(2.06)	(2.20)	$33.09	40.25%		$101,026	0.91%		0.91%		0.40%		43%

(E)	Not annualized.

(F)	Annualized.

(G)	Amount is less than $0.005.

(H)	Amount is less than 0.005%.

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | SEMI- ANNUAL REPORT | JUNE 30, 2018 | DIAMOND-HILL.COM 79

Small-Mid Cap Fund
Financial Highlights

Selected data for a share outstanding throughout the periods indicated

Small-Mid Cap Fund	Net asset value beginning of period	Net investment income (loss)(A)	Net realized and unrealized gains on investments	Total from investment operations	Dividends from net investment income
Class A
For the six months ended June 30, 2018 (Unaudited)	$22.24	0.03	0.30	0.33	—
For the year ended December 31, 2017	$21.18	0.03	1.73	1.76	(0.03)
For the year ended December 31, 2016	$18.29	0.01	3.25	3.26	(0.01)
For the year ended December 31, 2015	$18.33	0.01	0.17	0.18	(0.03)
For the year ended December 31, 2014	$17.73	0.03	1.23	1.26	(0.02)
For the year ended December 31, 2013	$13.13	0.04	5.35	5.39	(0.03)

Class C
For the six months ended June 30, 2018 (Unaudited)	$20.39	(0.05)	0.28	0.23	—
For the year ended December 31, 2017	$19.60	(0.13)	1.59	1.46	—
For the year ended December 31, 2016	$17.06	(0.12)	3.02	2.90	—
For the year ended December 31, 2015	$17.21	(0.12)	0.16	0.04	—
For the year ended December 31, 2014	$16.80	(0.10)	1.15	1.05	—
For the year ended December 31, 2013	$12.54	(0.07)	5.09	5.02	—

Class I
For the six months ended June 30, 2018 (Unaudited)	$22.45	0.06	0.31	0.37	—
For the year ended December 31, 2017	$21.39	0.10	1.74	1.84	(0.11)
For the year ended December 31, 2016	$18.46	0.07	3.29	3.36	(0.07)
For the year ended December 31, 2015	$18.47	0.07	0.17	0.24	(0.06)
For the year ended December 31, 2014	$17.87	0.08	1.22	1.30	(0.06)
For the year ended December 31, 2013	$13.21	0.09	5.38	5.47	(0.05)

Class Y
For the six months ended June 30, 2018 (Unaudited)	$22.49	0.08	0.31	0.39	—
For the year ended December 31, 2017	$21.42	0.12	1.75	1.87	(0.13)
For the year ended December 31, 2016	$18.48	0.09	3.29	3.38	(0.08)
For the year ended December 31, 2015	$18.49	0.09	0.17	0.26	(0.08)
For the year ended December 31, 2014	$17.87	0.11	1.23	1.34	(0.08)
For the year ended December 31, 2013	$13.20	0.12	5.38	5.50	(0.07)

(A)	Net investment income (loss) per share has been calculated using the average daily shares outstanding during the period.

(B)	Total returns shown exclude the effect of applicable sales charges.

(C)	The Fund's adviser has contractually agreed to waive fees in the pro-rata amount of the management fee charged by the underlying Diamond Hill Fund on each Fund's investment in such other Diamond Hill Fund. If such fee waiver had not occurred, the ratios would have been as indicated.

See accompanying Notes to Financial Statements.

80 DIAMOND HILL FUNDS | SEMI- ANNUAL REPORT | JUNE 30, 2018 | DIAMOND-HILL.COM

Distributions from net realized gains	Total distributions	Net asset value end of period	Total return(B)		Net assets at end of period (000’s)	Ratio of total net expenses to average net assets		Ratio of total gross expenses to average net assets(C)		Ratio of net investment income (loss) to average net assets		Portfolio turnover rate(D)

—	—	$22.57	1.48	%(E)	$206,000	1.21	%(F)	1.22	%(F)	0.25	%(F)	12	%(E)
(0.67)	(0.70)	$22.24	8.35%		$229,411	1.22%		1.23%		0.09%		15%
(0.36)	(0.37)	$21.18	17.81%		$288,634	1.24%		1.24%		0.12%		17%
(0.19)	(0.22)	$18.29	0.98%		$156,122	1.24%		1.24%		0.06%		21%
(0.64)	(0.66)	$18.33	7.17%		$100,820	1.25%		1.25%		0.18%		27%
(0.76)	(0.79)	$17.73	41.25%		$61,563	1.26%		1.26%		0.27%		35%

—	—	$20.62	1.13	%(E)	$34,507	1.96	%(F)	1.97	%(F)	(0.49	)%(F)	12	%(E)
(0.67)	(0.67)	$20.39	7.49%		$37,472	1.97%		1.98%		(0.66)%		15%
(0.36)	(0.36)	$19.60	16.98%		$42,875	1.99%		1.99%		(0.65)%		17%
(0.19)	(0.19)	$17.06	0.24%		$32,963	1.99%		1.99%		(0.69)%		21%
(0.64)	(0.64)	$17.21	6.33%		$25,276	2.00%		2.00%		(0.59)%		27%
(0.76)	(0.76)	$16.80	40.21%		$19,184	2.01%		2.01%		(0.45)%		35%

—	—	$22.82	1.65	%(E)	$1,139,902	0.92	%(F)	0.93	%(F)	0.56	%(F)	12	%(E)
(0.67)	(0.78)	$22.45	8.63%		$1,114,337	0.92%		0.93%		0.41%		15%
(0.36)	(0.43)	$21.39	18.18%		$1,015,403	0.94%		0.94%		0.41%		17%
(0.19)	(0.25)	$18.46	1.32%		$506,730	0.97%		0.97%		0.35%		21%
(0.64)	(0.70)	$18.47	7.36%		$264,824	1.00%		1.00%		0.42%		27%
(0.76)	(0.81)	$17.87	41.64%		$148,927	1.01%		1.01%		0.54%		35%

—	—	$22.88	1.73	%(E)	$1,105,581	0.80	%(F)	0.81	%(F)	0.67	%(F)	12	%(E)
(0.67)	(0.80)	$22.49	8.77%		$1,131,583	0.82%		0.83%		0.51%		15%
(0.36)	(0.44)	$21.42	18.29%		$961,721	0.84%		0.84%		0.49%		17%
(0.19)	(0.27)	$18.48	1.41%		$602,951	0.85%		0.85%		0.48%		21%
(0.64)	(0.72)	$18.49	7.60%		$300,815	0.85%		0.85%		0.62%		27%
(0.76)	(0.83)	$17.87	41.88%		$106,068	0.86%		0.86%		0.73%		35%

(D)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(E)	Not annualized.

(F)	Annualized.

See accompanying Notes to Financial Statements

DIAMOND HILL FUNDS | SEMI- ANNUAL REPORT | JUNE 30, 2018 | DIAMOND-HILL.COM 81

Mid Cap Fund
Financial Highlights

Selected data for a share outstanding throughout the periods indicated

Mid Cap Fund(A)	Net asset value beginning of period	Net investment income(B)	Net realized and unrealized gains on investments	Total from investment operations	Dividends from net investment income
Class A
For the six months ended June 30, 2018 (Unaudited)	$13.66	0.04	0.15	0.19	—
For the year ended December 31, 2017	$12.59	0.04	1.23	1.27	(0.03)
For the year ended December 31, 2016	$10.71	0.03	1.93	1.96	(0.02)
For the year ended December 31, 2015	$10.70	0.04	0.01	0.05	(0.04)
For the year ended December 31, 2014	$10.00	0.06	0.70	0.76	(0.06)

Class I
For the six months ended June 30, 2018 (Unaudited)	$13.70	0.06	0.15	0.21	—
For the year ended December 31, 2017	$12.62	0.08	1.24	1.32	(0.07)
For the year ended December 31, 2016	$10.74	0.07	1.92	1.99	(0.05)
For the year ended December 31, 2015	$10.72	0.07	0.01	0.08	(0.06)
For the year ended December 31, 2014	$10.00	0.09	0.70	0.79	(0.07)

Class Y
For the six months ended June 30, 2018 (Unaudited)	$13.73	0.07	0.16	0.23	—
For the year ended December 31, 2017	$12.65	0.09	1.24	1.33	(0.08)
For the year ended December 31, 2016	$10.75	0.08	1.94	2.02	(0.06)
For the year ended December 31, 2015	$10.73	0.08	0.01	0.09	(0.07)
For the year ended December 31, 2014	$10.00	0.09	0.71	0.80	(0.07)

(A)	Inception date of the Fund is December 31, 2013. Fund commenced public offering on January 2, 2014.

(B)	Net investment income per share has been calculated using the average daily shares outstanding during the period.

(C)	Total returns shown exclude the effect of applicable sales charges

(D)	The Fund's adviser has contractually agreed to waive fees in the pro-rata amount of the management fee charged by the underlying Diamond Hill Fund on each Fund's investment in such other Diamond Hill Fund. If such fee waiver had not occurred, the ratios would have been as indicated.

See accompanying Notes to Financial Statements.

82 DIAMOND HILL FUNDS | SEMI- ANNUAL REPORT | JUNE 30, 2018 | DIAMOND-HILL.COM

Distributions from net realized gains	Total distributions	Net asset value end of period	Total return(C)		Net assets at end of period (000’s)	Ratio of total net expenses to average net assets		Ratio of total gross expenses to average net assets(D)		Ratio of net investment income to average net assets		Portfolio turnover rate(E)

—	—	$13.85	1.39	%(F)	$24,797	1.06	%(G)	1.07	%(G)	0.55	%(G)	11	%(F)
(0.17)	(0.20)	$13.66	10.13%		$25,853	1.07%		1.08%		0.28%		11%
(0.06)	(0.08)	$12.59	18.29%		$7,403	1.14%		1.14%		0.31%		17%
—	(0.04)	$10.71	0.44%		$3,082	1.14%		1.14%		0.35%		29%
—	(0.06)	$10.70	7.57%		$2,120	1.15%		1.15%		0.59%		28%

—	—	$13.91	1.53	%(F)	$66,478	0.77	%(G)	0.78	%(G)	0.84	%(G)	11	%(F)
(0.17)	(0.24)	$13.70	10.47%		$63,298	0.77%		0.79%		0.57%		11%
(0.06)	(0.11)	$12.62	18.56%		$28,031	0.85%		0.85%		0.67%		17%
—	(0.06)	$10.74	0.74%		$3,337	0.87%		0.87%		0.61%		29%
—	(0.07)	$10.72	7.91%		$2,743	0.90%		0.90%		0.87%		28%

—	—	$13.96	1.68	%(F)	$31,586	0.66	%(G)	0.67	%(G)	0.94	%(G)	11	%(F)
(0.17)	(0.25)	$13.73	10.51%		$32,943	0.67%		0.68%		0.65%		11%
(0.06)	(0.12)	$12.65	18.76%		$23,383	0.75%		0.75%		0.71%		17%
—	(0.07)	$10.75	0.84%		$12,077	0.75%		0.75%		0.72%		29%
—	(0.07)	$10.73	8.02%		$11,419	0.75%		0.75%		0.87%		28%

(E)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(F)	Not annualized.

(G)	Annualized.

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | SEMI- ANNUAL REPORT | JUNE 30, 2018 | DIAMOND-HILL.COM 83

Large Cap Fund
Financial Highlights

Selected data for a share outstanding throughout the periods indicated

Large Cap Fund	Net asset value beginning of period	Net investment income(A)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Dividends from net investment income
Class A
For the six months ended June 30, 2018 (Unaudited)	$26.45	0.12	(0.91)	(0.79)	—
For the year ended December 31, 2017	$23.06	0.24	4.35	4.59	(0.20)
For the year ended December 31, 2016	$21.44	0.25	2.82	3.07	(0.24)
For the year ended December 31, 2015	$22.71	0.19	(0.43)	(0.24)	(0.18)
For the year ended December 31, 2014	$21.49	0.21	2.01	2.22	(0.19)
For the year ended December 31, 2013	$16.54	0.18	5.79	5.97	(0.16)

Class C
For the six months ended June 30, 2018 (Unaudited)	$25.07	0.03	(0.87)	(0.84)	—
For the year ended December 31, 2017	$21.94	0.05	4.12	4.17	(0.04)
For the year ended December 31, 2016	$20.49	0.08	2.68	2.76	(0.10)
For the year ended December 31, 2015	$21.77	0.02	(0.41)	(0.39)	(0.04)
For the year ended December 31, 2014	$20.68	0.04	1.93	1.97	(0.07)
For the year ended December 31, 2013	$15.98	0.03	5.58	5.61	(0.05)

Class I
For the six months ended June 30, 2018 (Unaudited)	$26.62	0.16	(0.92)	(0.76)	—
For the year ended December 31, 2017	$23.20	0.32	4.38	4.70	(0.28)
For the year ended December 31, 2016	$21.55	0.31	2.86	3.17	(0.31)
For the year ended December 31, 2015	$22.83	0.25	(0.44)	(0.19)	(0.24)
For the year ended December 31, 2014	$21.58	0.27	2.03	2.30	(0.24)
For the year ended December 31, 2013	$16.61	0.24	5.80	6.04	(0.21)

Class Y
For the six months ended June 30, 2018 (Unaudited)	$26.64	0.18	(0.92)	(0.74)	—
For the year ended December 31, 2017	$23.21	0.35	4.38	4.73	(0.30)
For the year ended December 31, 2016	$21.56	0.34	2.85	3.19	(0.33)
For the year ended December 31, 2015	$22.84	0.28	(0.44)	(0.16)	(0.27)
For the year ended December 31, 2014	$21.59	0.31	2.02	2.33	(0.27)
For the year ended December 31, 2013	$16.60	0.26	5.83	6.09	(0.24)

(A)	Net investment income per share has been calculated using the average daily shares outstanding during the period.

(B)	Total returns shown exclude the effect of applicable sales charges.

(C)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

See accompanying Notes to Financial Statements.

84 DIAMOND HILL FUNDS | SEMI- ANNUAL REPORT | JUNE 30, 2018 | DIAMOND-HILL.COM

Distributions from net realized gains	Total distributions	Net asset value end of period	Total return(B)		Net assets at end of period (000’s)	Ratio of total expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover rate(C)

—	—	$25.66	(2.99	)%(D)	$1,179,854	0.97	%(E)	0.96	%(E)	11	%(D)
(1.00)	(1.20)	$26.45	19.95%		$1,346,869	0.98%		0.96%		18%
(1.21)	(1.45)	$23.06	14.26%		$1,158,652	0.99%		1.12%		23%
(0.85)	(1.03)	$21.44	(1.10)%		$1,122,165	1.04%		0.85%		20%
(0.81)	(1.00)	$22.71	10.42%		$1,182,155	1.05%		0.94%		24%
(0.86)	(1.02)	$21.49	36.33%		$878,903	1.06%		0.92%		21%

—	—	$24.23	(3.35	)%(D)	$102,416	1.72	%(E)	0.21	%(E)	11	%(D)
(1.00)	(1.04)	$25.07	19.04%		$115,257	1.73%		0.21%		18%
(1.21)	(1.31)	$21.94	13.40%		$95,923	1.74%		0.37%		23%
(0.85)	(0.89)	$20.49	(1.83)%		$84,550	1.79%		0.10%		20%
(0.81)	(0.88)	$21.77	9.60%		$83,781	1.80%		0.19%		24%
(0.86)	(0.91)	$20.68	35.33%		$53,241	1.81%		0.18%		21%

—	—	$25.86	(2.86	)%(D)	$3,686,628	0.67	%(E)	1.25	%(E)	11	%(D)
(1.00)	(1.28)	$26.62	20.30%		$3,538,859	0.68%		1.25%		18%
(1.21)	(1.52)	$23.20	14.63%		$2,156,390	0.70%		1.41%		23%
(0.85)	(1.09)	$21.55	(0.85)%		$1,803,130	0.77%		1.11%		20%
(0.81)	(1.05)	$22.83	10.74%		$1,606,797	0.80%		1.20%		24%
(0.86)	(1.07)	$21.58	36.60%		$1,295,477	0.81%		1.18%		21%

—	—	$25.90	(2.78	)%(D)	$1,017,814	0.56	%(E)	1.35	%(E)	11	%(D)
(1.00)	(1.30)	$26.64	20.42%		$845,457	0.58%		1.36%		18%
(1.21)	(1.54)	$23.21	14.74%		$666,756	0.60%		1.49%		23%
(0.85)	(1.12)	$21.56	(0.74)%		$430,568	0.65%		1.23%		20%
(0.81)	(1.08)	$22.84	10.89%		$373,711	0.65%		1.36%		24%
(0.86)	(1.10)	$21.59	36.87%		$302,458	0.66%		1.32%		21%

(D)	Not annualized.

(E)	Annualized.

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | SEMI- ANNUAL REPORT | JUNE 30, 2018 | DIAMOND-HILL.COM 85

All Cap Select Fund
Financial Highlights

Selected data for a share outstanding throughout the periods indicated

All Cap Select Fund	Net asset value beginning of period	Net investment income (loss)(A)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Dividends from net investment income
Class A
For the six months ended June 30, 2018 (Unaudited)	$16.01	0.03	0.08	0.11	—
For the year ended December 31, 2017	$13.35	0.03	2.63	2.66	—
For the year ended December 31, 2016	$12.36	(0.01)	1.17	1.16	—
For the year ended December 31, 2015	$12.96	0.00	(G)	(0.19)	(0.19)	—
For the year ended December 31, 2014	$13.00	0.05	1.38	1.43	(0.05)
For the year ended December 31, 2013	$10.45	0.05	4.48	4.53	(0.09)

Class C
For the six months ended June 30, 2018 (Unaudited)	$15.11	(0.03)	0.08	0.05	—
For the year ended December 31, 2017	$12.69	(0.07)	2.49	2.42	—
For the year ended December 31, 2016	$11.85	(0.09)	1.10	1.01	—
For the year ended December 31, 2015	$12.54	(0.10)	(0.18)	(0.28)	—
For the year ended December 31, 2014	$12.67	(0.05)	1.34	1.29	—
For the year ended December 31, 2013	$10.25	(0.04)	4.38	4.34	(0.03)

Class I
For the six months ended June 30, 2018 (Unaudited)	$16.11	0.05	0.08	0.13	—
For the year ended December 31, 2017	$13.40	0.07	2.65	2.72	(0.01)
For the year ended December 31, 2016	$12.39	0.03	1.16	1.19	(0.01)
For the year ended December 31, 2015	$12.95	0.03	(0.18)	(0.15)	—
For the year ended December 31, 2014	$12.97	0.09	1.38	1.47	(0.07)
For the year ended December 31, 2013	$10.43	0.09	4.46	4.55	(0.12)

Class Y
For the six months ended June 30, 2018 (Unaudited)	$16.14	0.06	0.08	0.14	—
For the year ended December 31, 2017	$13.42	0.09	2.65	2.74	(0.02)
For the year ended December 31, 2016	$12.41	0.04	1.17	1.21	(0.03)
For the year ended December 31, 2015	$12.96	0.05	(0.19)	(0.14)	—
For the year ended December 31, 2014	$12.99	0.10	1.39	1.49	(0.10)
For the year ended December 31, 2013	$10.43	0.11	4.48	4.59	(0.14)

(A)	Net investment income (loss) per share has been calculated using the average daily shares outstanding during the period.

(B)	Total returns shown exclude the effect of applicable sales charges.

(C)	The Fund's adviser has contractually agreed to waive fees in the pro-rata amount of the management fee charged by the underlying Diamond Hill Fund on each Fund's investment in such other Diamond Hill Fund. If such fee waiver had not occurred, the ratios would have been as indicated.

See accompanying Notes to Financial Statements.

86 DIAMOND HILL FUNDS | SEMI- ANNUAL REPORT | JUNE 30, 2018 | DIAMOND-HILL.COM

Distributions from net realized gains	Total distributions	Net asset value end of period	Total return(B)		Net assets at end of period (000’s)	Ratio of total net expenses to average net assets		Ratio of total gross expenses to average net assets(C)		Ratio of net investment income (loss) to average net assets		Portfolio turnover rate(D)

—	—	$16.12	0.69	%(E)	$11,349	1.16	%(F)	1.17	%(F)	0.31	%(F)	29	%(E)
—	—	$16.01	19.93%		$13,480	1.17%		1.18%		0.21%		52%
(0.17)	(0.17)	$13.35	9.37%		$14,963	1.19%		1.19%		(0.09)%		70%
(0.41)	(0.41)	$12.36	(1.44)%		$43,638	1.19%		1.19%		(0.01)%		89%
(1.42)	(1.47)	$12.96	11.30%		$12,963	1.20%		1.20%		0.36%		53%
(1.89)	(1.98)	$13.00	44.04%		$8,905	1.22%		1.22%		0.42%		70%

—	—	$15.16	0.33	%(E)	$9,286	1.91	%(F)	1.92	%(F)	(0.43	)%(F)	29	%(E)
—	—	$15.11	19.07%		$11,072	1.92%		1.93%		(0.54)%		52%
(0.17)	(0.17)	$12.69	8.51%		$12,269	1.94%		1.94%		(0.81)%		70%
(0.41)	(0.41)	$11.85	(2.21)%		$15,022	1.94%		1.94%		(0.78)%		89%
(1.42)	(1.42)	$12.54	10.46%		$8,265	1.95%		1.95%		(0.39)%		53%
(1.89)	(1.92)	$12.67	43.08%		$5,533	1.97%		1.97%		(0.35)%		70%

—	—	$16.24	0.81	%(E)	$128,430	0.87	%(F)	0.88	%(F)	0.62	%(F)	29	%(E)
—	(0.01)	$16.11	20.33%		$136,233	0.87%		0.88%		0.52%		52%
(0.17)	(0.18)	$13.40	9.62%		$93,192	0.90%		0.90%		0.24%		70%
(0.41)	(0.41)	$12.39	(1.14)%		$81,408	0.92%		0.92%		0.25%		89%
(1.42)	(1.49)	$12.95	11.57%		$31,999	0.95%		0.95%		0.64%		53%
(1.89)	(2.01)	$12.97	44.35%		$46,787	0.97%		0.97%		0.66%		70%

—	—	$16.28	0.87	%(E)	$65,989	0.75	%(F)	0.76	%(F)	0.77	%(F)	29	%(E)
—	(0.02)	$16.14	20.45%		$21,628	0.77%		0.78%		0.61%		52%
(0.17)	(0.20)	$13.42	9.72%		$18,456	0.80%		0.80%		0.36%		70%
(0.41)	(0.41)	$12.41	(1.06)%		$10,703	0.80%		0.80%		0.35%		89%
(1.42)	(1.52)	$12.96	11.74%		$8,746	0.80%		0.80%		0.76%		53%
(1.89)	(2.03)	$12.99	44.70%		$6,534	0.82%		0.82%		0.82%		70%

(D)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(E)	Not annualized.

(F)	Annualized.

(G)	Amount is less than $0.005.

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | SEMI- ANNUAL REPORT | JUNE 30, 2018 | DIAMOND-HILL.COM 87

Long-Short Fund
Financial Highlights

Selected data for a share outstanding throughout the periods indicated

Long-Short Fund	Net asset value beginning of period	Net investment income (loss)(A)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Dividends from net investment income
Class A
For the six months ended June 30, 2018 (Unaudited)	$25.76	0.05	(0.52)	(0.47)	—
For the year ended December 31, 2017	$24.91	(0.05)	1.45	1.40	—
For the year ended December 31, 2016	$23.36	(0.09)	2.49	2.40	—
For the year ended December 31, 2015	$23.87	(0.11)	(0.29)	(0.40)	—
For the year ended December 31, 2014	$22.26	(0.08)	1.69	1.61	—
For the year ended December 31, 2013	$18.15	(0.05)	4.21	4.16	(0.05)

Class C
For the six months ended June 30, 2018 (Unaudited)	$23.04	(0.04)	(0.46)	(0.50)	—
For the year ended December 31, 2017	$22.51	(0.22)	1.30	1.08	—
For the year ended December 31, 2016	$21.34	(0.24)	2.26	2.02	—
For the year ended December 31, 2015	$21.98	(0.27)	(0.26)	(0.53)	—
For the year ended December 31, 2014	$20.65	(0.23)	1.56	1.33	—
For the year ended December 31, 2013	$16.93	(0.19)	3.91	3.72	—

Class I
For the six months ended June 30, 2018 (Unaudited)	$26.39	0.09	(0.53)	(0.44)	—
For the year ended December 31, 2017	$25.43	0.02	1.50	1.52	(0.01)
For the year ended December 31, 2016	$23.77	(0.02)	2.53	2.51	—
For the year ended December 31, 2015	$24.22	(0.05)	(0.29)	(0.34)	—
For the year ended December 31, 2014	$22.52	(0.02)	1.72	1.70	—
For the year ended December 31, 2013	$18.35	0.00	(I)	4.26	4.26	(0.09)

Class Y
For the six months ended June 30, 2018 (Unaudited)	$26.49	0.10	(0.52)	(0.42)	—
For the year ended December 31, 2017	$25.53	0.05	1.49	1.54	(0.03)
For the year ended December 31, 2016	$23.83	0.01	2.54	2.55	—
For the year ended December 31, 2015	$24.25	(0.02)	(0.29)	(0.31)	—
For the year ended December 31, 2014	$22.52	0.01	1.72	1.73	—
For the year ended December 31, 2013	$18.35	0.04	4.25	4.29	(0.12)

(A)	Net investment income (loss) per share has been calculated using the average daily shares outstanding during the period.

(B)	Total returns shown exclude the effect of applicable sales charges.

(C)	This fund invests in short positions and as such incurs certain expenses and fees. If such expenses and fees had not occurred, the ratios of total expenses to average net assets would have been 1.37% for Class A, 2.12% for Class C, 1.07% for Class I and 0.96% for Class Y.

(D)	The Fund's adviser has contractually agreed to waive fees in the pro-rata amount of the management fee charged by the underlying Diamond Hill Fund on each Fund's investment in such other Diamond Hill Fund. If such fee waiver had not occurred, the ratios would have been as indicated.

See accompanying Notes to Financial Statements.

88 DIAMOND HILL FUNDS | SEMI- ANNUAL REPORT | JUNE 30, 2018 | DIAMOND-HILL.COM

Distributions from net realized gains	Total distributions	Net asset value end of period	Total return(B)		Net assets at end of period (000’s)	Ratio of total net expenses to average net assets(C)		Ratio of total gross expenses to average net assets(D)		Ratio of net investment income (loss) to average net assets		Portfolio turnover rate(E)

—	—	$25.29	(1.82	)%(F)	$278,627	1.75	%(G)	1.76	%(G)	0.36	%(G)	33	%(F)
(0.55)	(0.55)	$25.76	5.65%		$358,395	1.95%		1.96%		(0.22)%		43	%(H)
(0.85)	(0.85)	$24.91	10.26%		$460,104	2.06%		2.06%		(0.20)%		45%
(0.11)	(0.11)	$23.36	(1.67)%		$569,218	1.89%		1.89%		(0.47)%		81%
—	—	$23.87	7.23%		$703,572	1.83%		1.83%		(0.33)%		60%
—	(0.05)	$22.26	22.92%		$858,112	1.83%		1.83%		(0.25)%		30%

—	—	$22.54	(2.17	)%(F)	$100,252	2.50	%(G)	2.51	%(G)	(0.39	)%(G)	33	%(F)
(0.55)	(0.55)	$23.04	4.83%		$115,009	2.70%		2.71%		(0.97)%		43	%(H)
(0.85)	(0.85)	$22.51	9.45%		$145,313	2.81%		2.81%		(1.13)%		45%
(0.11)	(0.11)	$21.34	(2.40)%		$169,861	2.64%		2.64%		(1.22)%		81%
—	—	$21.98	6.44%		$170,278	2.58%		2.58%		(1.09)%		60%
—	—	$20.65	21.97%		$130,388	2.58%		2.58%		(0.99)%		30%

—	—	$25.95	(1.67	)%(F)	$3,421,599	1.45	%(G)	1.46	%(G)	0.66	%(G)	33	%(F)
(0.55)	(0.56)	$26.39	5.99%		$4,032,586	1.65%		1.66%		0.09%		43	%(H)
(0.85)	(0.85)	$25.43	10.55%		$3,589,749	1.76%		1.76%		(0.09)%		45%
(0.11)	(0.11)	$23.77	(1.40)%		$3,382,697	1.62%		1.62%		(0.21)%		81%
—	—	$24.22	7.55%		$2,817,671	1.58%		1.58%		(0.09)%		60%
—	(0.09)	$22.52	23.19%		$1,859,054	1.58%		1.58%		0.00	%(J)	30%

—	—	$26.07	(1.59	)%(F)	$246,026	1.34	%(G)	1.35	%(G)	0.77	%(G)	33	%(F)
(0.55)	(0.58)	$26.49	6.07%		$260,735	1.55%		1.56%		0.19%		43	%(H)
(0.85)	(0.85)	$25.53	10.69%		$227,680	1.67%		1.67%		0.02%		45%
(0.11)	(0.11)	$23.83	(1.27)%		$290,928	1.50%		1.50%		(0.08)%		81%
—	—	$24.25	7.68%		$280,595	1.43%		1.43%		0.06%		60%
—	(0.12)	$22.52	23.39%		$168,835	1.43%		1.43%		0.18%		30%

(E)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(F)	Not annualized.

(G)	Annualized.

(H)	The portfolio turnover rate for 2017 would have been 32% if the absolute value of securities sold short liability was included in the denominator of the calculation.

(I)	Amount is less than $0.005.

(J)	Amount is less than 0.005%.

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | SEMI- ANNUAL REPORT | JUNE 30, 2018 | DIAMOND-HILL.COM 89

Research Opportunities Fund
Financial Highlights

Selected data for a share outstanding throughout the periods indicated

Research Opportunities Fund	Net asset value beginning of period	Net investment income (loss)(A)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Dividends from net investment income
Class A
For the six months ended June 30, 2018 (Unaudited)	$23.56	(0.02)	0.09	0.07	—
For the year ended December 31, 2017	$21.44	(0.12)	2.89	2.77	—
For the year ended December 31, 2016	$19.70	(0.04)	1.94	1.90	—
For the year ended December 31, 2015	$22.52	(0.06)	(1.14)	(1.20)	—
For the year ended December 31, 2014	$22.82	(0.07)	1.62	1.55	(0.02)
For the year ended December 31, 2013	$18.34	(0.10)	6.01	5.91	—

Class C
For the six months ended June 30, 2018 (Unaudited)	$22.40	(0.10)	0.09	(0.01)	—
For the year ended December 31, 2017	$20.57	(0.28)	2.76	2.48	—
For the year ended December 31, 2016	$19.06	(0.19)	1.86	1.67	—
For the year ended December 31, 2015	$22.00	(0.21)	(1.11)	(1.32)	—
For the year ended December 31, 2014	$22.49	(0.24)	1.58	1.34	—
For the year ended December 31, 2013	$18.22	(0.26)	5.96	5.70	—

Class I
For the six months ended June 30, 2018 (Unaudited)	$23.83	0.01	0.09	0.10	—
For the year ended December 31, 2017	$21.61	(0.06)	2.93	2.87	—
For the year ended December 31, 2016	$19.81	0.02	1.94	1.96	—
For the year ended December 31, 2015	$22.61	(0.01)	(1.13)	(1.14)	(0.04)
For the year ended December 31, 2014	$22.90	(0.01)	1.62	1.61	(0.07)
For the year ended December 31, 2013	$18.36	(0.04)	6.01	5.97	(0.00	)(H)

Class Y
For the six months ended June 30, 2018 (Unaudited)	$23.88	0.03	0.08	0.11	—
For the year ended December 31, 2017	$21.63	(0.03)	2.93	2.90	—
For the year ended December 31, 2016	$19.80	0.04	1.95	1.99	—
For the year ended December 31, 2015	$22.64	0.02	(1.14)	(1.12)	(0.10)
For the year ended December 31, 2014	$22.92	0.03	1.62	1.65	(0.10)
For the year ended December 31, 2013	$18.36	0.00	(H)	6.02	6.02	(0.03)

(A)	Net investment income (loss) per share has been calculated using the average daily shares outstanding during the period.

(B)	Total returns shown exclude the effect of applicable sales charges.

(C)	This fund invests in short positions and as such incurs certain expenses and fees. If such expenses and fees had not occurred, the ratios of total expenses to average net assets would have been 1.42% for Class A, 2.17% for Class C, 1.13% for Class I and 1.01% for Class Y.

(D)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

See accompanying Notes to Financial Statements.

90 DIAMOND HILL FUNDS | SEMI- ANNUAL REPORT | JUNE 30, 2018 | DIAMOND-HILL.COM

Distributions from net realized gains	Total distributions	Net asset value end of period	Total return(B)		Net assets at end of period (000’s)	Ratio of total expenses to average net assets(C)		Ratio of net investment income (loss) to average net assets		Portfolio turnover rate(D)

—	—	$23.63	0.30	%(E)	$6,293	1.80	%(F)	(0.25	)%(F)	36	%(E)
(0.65)	(0.65)	$23.56	12.98%		$10,533	1.84%		(0.52)%		83	%(G)
(0.16)	(0.16)	$21.44	9.64%		$4,162	2.10%		(0.16)%		67%
(1.62)	(1.62)	$19.70	(5.29)%		$8,637	1.83%		(0.27)%		147%
(1.83)	(1.85)	$22.52	6.96%		$9,492	1.74%		(0.29)%		57%
(1.43)	(1.43)	$22.82	32.43%		$6,836	1.77%		(0.45)%		72%

—	—	$22.39	(0.04	)%(E)	$1,957	2.55	%(F)	(0.95	)%(F)	36	%(E)
(0.65)	(0.65)	$22.40	12.12%		$2,810	2.59%		(1.31)%		83	%(G)
(0.16)	(0.16)	$20.57	8.76%		$2,986	2.85%		(0.93)%		67%
(1.62)	(1.62)	$19.06	(5.96)%		$5,097	2.58%		(0.96)%		147%
(1.83)	(1.83)	$22.00	6.17%		$668	2.49%		(1.03)%		57%
(1.43)	(1.43)	$22.49	31.48%		$494	2.52%		(1.19)%		72%

—	—	$23.93	0.42	%(E)	$33,361	1.50	%(F)	0.10	%(F)	36	%(E)
(0.65)	(0.65)	$23.83	13.34%		$35,021	1.54%		(0.23)%		83	%(G)
(0.16)	(0.16)	$21.61	9.89%		$27,588	1.80%		0.05%		67%
(1.62)	(1.66)	$19.81	(5.00)%		$26,186	1.57%		(0.03)%		147%
(1.83)	(1.90)	$22.61	7.21%		$49,920	1.49%		(0.05)%		57%
(1.43)	(1.43)	$22.90	32.76%		$43,018	1.52%		(0.17)%		72%

—	—	$23.99	0.46	%(E)	$20,590	1.39	%(F)	0.22	%(F)	36	%(E)
(0.65)	(0.65)	$23.88	13.47%		$20,521	1.44%		(0.14)%		83	%(G)
(0.16)	(0.16)	$21.63	10.05%		$16,755	1.70%		0.19%		67%
(1.62)	(1.72)	$19.80	(4.91)%		$15,285	1.44%		0.10%		147%
(1.83)	(1.93)	$22.64	7.37%		$17,307	1.34%		0.11%		57%
(1.43)	(1.46)	$22.92	32.99%		$15,468	1.37%		0.02%		72%

(E)	Not annualized.

(F)	Annualized.

(G)	The portfolio turnover rate for 2017 would have been 68% if the absolute value of the securities sold short liability was included in the denominator of the calculation.

(H)	Amount is less than $0.005.

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | SEMI- ANNUAL REPORT | JUNE 30, 2018 | DIAMOND-HILL.COM 91

Financial Long-Short Fund
Financial Highlights

Selected data for a share outstanding throughout the periods indicated

Financial Long-Short Fund	Net asset value beginning of period	Net investment income (loss)(A)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Dividends from net investment income
Class A
For the six months ended June 30, 2018 (Unaudited)	$24.67	0.06	(0.46)	(0.40)	—
For the year ended December 31, 2017	$22.11	(0.03)	2.59	2.56	—
For the year ended December 31, 2016	$18.62	0.03	3.46	3.49	—
For the year ended December 31, 2015	$19.61	0.00	(H)	(0.92)	(0.92)	(0.07)
For the year ended December 31, 2014	$18.13	(0.02)	1.50	1.48	—
For the year ended December 31, 2013	$13.24	(0.05)	4.94	4.89	—

Class C
For the six months ended June 30, 2018 (Unaudited)	$22.54	(0.03)	(0.41)	(0.44)	—
For the year ended December 31, 2017	$20.35	(0.19)	2.38	2.19	—
For the year ended December 31, 2016	$17.28	(0.10)	3.17	3.07	—
For the year ended December 31, 2015	$18.26	(0.13)	(0.85)	(0.98)	—
For the year ended December 31, 2014	$17.00	(0.15)	1.41	1.26	—
For the year ended December 31, 2013	$12.51	(0.17)	4.66	4.49	—

Class I
For the six months ended June 30, 2018 (Unaudited)	$24.74	0.10	(0.46)	(0.36)	—
For the year ended December 31, 2017	$22.14	0.04	2.60	2.64	(0.04)
For the year ended December 31, 2016	$18.59	0.09	3.46	3.55	—
For the year ended December 31, 2015	$19.57	0.05	(0.91)	(0.86)	(0.12)
For the year ended December 31, 2014	$18.10	0.02	1.50	1.52	(0.05)
For the year ended December 31, 2013	$13.18	(0.02)	4.94	4.92	—

(A)	Net investment income (loss) per share has been calculated using the average daily shares outstanding during the period.

(B)	Total returns shown exclude the effect of applicable sales charges.

(C)	This fund invests in short positions and as such incurs certain expenses and fees. If such expenses and fees had not occurred, the ratios of total expenses to average net assets would have been 1.07% for Class A, 1.81% for Class C and 0.97% for Class I.

(D)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

See accompanying Notes to Financial Statements.

92 DIAMOND HILL FUNDS | SEMI- ANNUAL REPORT | JUNE 30, 2018 | DIAMOND-HILL.COM

Distributions from net realized gains	Total distributions	Net asset value end of period	Total return(B)		Net assets at end of period (000’s)	Ratio of total expenses to average net assets(C)		Ratio of net investment income (loss) to average net assets		Portfolio turnover rate(D)

—	—	$24.27	(1.62	)%(E)	$6,729	1.65	%(F)	0.49	%(F)	23	%(E)
—	—	$24.67	11.58%		$9,243	1.89%		(0.16)%		27	%(G)
—	—	$22.11	18.74%		$10,161	2.00%		0.19%		34%
—	(0.07)	$18.62	(4.67)%		$10,760	1.85%		0.02%		63%
—	—	$19.61	8.16%		$12,043	1.74%		(0.10)%		51%
—	—	$18.13	36.93%		$17,852	1.70%		(0.31)%		66%

—	—	$22.10	(1.95	)%(E)	$2,009	2.40	%(F)	(0.27	)%(F)	23	%(E)
—	—	$22.54	10.76%		$1,916	2.64%		(0.90)%		27	%(G)
—	—	$20.35	17.77%		$1,714	2.75%		(0.56)%		34%
—	—	$17.28	(5.37)%		$1,845	2.60%		(0.75)%		63%
—	—	$18.26	7.41%		$2,233	2.49%		(0.86)%		51%
—	—	$17.00	35.89%		$2,958	2.45%		(1.06)%		66%

—	—	$24.38	(1.46	)%(E)	$22,228	1.55	%(F)	0.82	%(F)	23	%(E)
—	(0.04)	$24.74	11.90%		$23,836	1.59%		0.16%		27	%(G)
—	—	$22.14	19.10%		$20,518	1.71%		0.50%		34%
—	(0.12)	$18.59	(4.40)%		$14,812	1.58%		0.24%		63%
—	(0.05)	$19.57	8.42%		$15,310	1.49%		0.12%		51%
—	—	$18.10	37.33%		$10,817	1.45%		(0.12)%		66%

(E)	Not annualized.

(F)	Annualized.

(G)	The portfolio turnover for 2017 would have been 23% if the absolute value of the securities sold short liability was included in the denominator of the calculation.

(H)	Amount is less than $0.005.

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | SEMI- ANNUAL REPORT | JUNE 30, 2018 | DIAMOND-HILL.COM 93

Global Fund
Financial Highlights

Selected data for a share outstanding throughout the period indicated

Global Fund(A)	Net asset value beginning of period	Net investment income(B)	Net realized and unrealized losses on investments	Total from investment operations	Dividends from net investment income
Class A
For the period ended June 30, 2018 (Unaudited)	$14.42	0.07	(0.05)	0.02	—

Class I
For the period ended June 30, 2018 (Unaudited)	$14.42	0.09	(0.05)	0.04	—

Class Y
For the period ended June 30, 2018 (Unaudited)	$14.42	0.10	(0.05)	0.05	—

(A)	Inception date of the Fund is December 31, 2017. Fund commenced public offering and operations on January 2, 2018.

(B)	Net investment income per share has been calculated using the average daily shares outstanding during the period.

(C)	Total returns shown exclude the effect of applicable sales charges.

See accompanying Notes to Financial Statements.

94 DIAMOND HILL FUNDS | SEMI- ANNUAL REPORT | JUNE 30, 2018 | DIAMOND-HILL.COM

Distributions from net realized gains	Total distributions	Net asset value end of period	Total return(C)		Net assets at end of period (000’s)	Ratio of total expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover rate(D)

(0.67)	(0.67)	$13.77	(0.06	)%(E)	$38	1.19	%(F)	1.27	%(F)	53	%(E)

(0.67)	(0.67)	$13.79	0.08	%(E)	$3,087	0.90	%(F)	1.56	%(F)	53	%(E)

(0.67)	(0.67)	$13.80	0.16	%(E)	$11,430	0.79	%(F)	1.53	%(F)	53	%(E)

(D)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued

(E)	Not annualized.

(F)	Annualized.

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | SEMI- ANNUAL REPORT | JUNE 30, 2018 | DIAMOND-HILL.COM 95

Short Duration Total Return Fund
Financial Highlights

Selected data for a share outstanding throughout the periods indicated

Short Duration Total Return Fund(A)	Net asset value beginning of period	Net investment income(B)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Dividends from net investment income
Class A
For the six months ended June 30, 2018 (Unaudited)	$10.11	0.16	(0.04)	0.12	(0.16)
For the year ended December 31, 2017	$10.04	0.30	0.09	0.39	(0.31)
For the period ended December 31, 2016	$10.00	0.09	0.03	0.12	(0.08)

Class I
For the six months ended June 30, 2018 (Unaudited)	$10.11	0.18	(0.04)	0.14	(0.18)
For the year ended December 31, 2017	$10.03	0.33	0.10	0.43	(0.34)
For the period ended December 31, 2016	$10.00	0.10	0.03	0.13	(0.10)

Class Y
For the six months ended June 30, 2018 (Unaudited)	$10.11	0.18	(0.03)	0.15	(0.18)
For the year ended December 31, 2017	$10.03	0.34	0.10	0.44	(0.35)
For the period ended December 31, 2016	$10.00	0.11	0.02	0.13	(0.10)

(A)	Inception date of the Fund is July 5, 2016. Fund commenced public offering and operations on July 5, 2016.

(B)	Net investment income per share has been calculated using the average daily shares outstanding during the period.

(C)	Total returns shown exclude the effect of applicable sales charges.

See accompanying Notes to Financial Statements.

96 DIAMOND HILL FUNDS | SEMI- ANNUAL REPORT | JUNE 30, 2018 | DIAMOND-HILL.COM

Distributions from net realized gains	Total distributions	Net asset value end of period	Total return(C)		Net assets at end of period (000’s)	Ratio of total expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover rate(D)

—	(0.16)	$10.07	1.23	%(E)	$11,249	0.82	%(F)	3.27	%(F)	33	%(E)
(0.01)	(0.32)	$10.11	3.97%		$20,511	0.83%		3.03%		82%
—	(0.08)	$10.04	1.19	%(E)	$222	0.83	%(F)	1.12	%(F)	19	%(E)

—	(0.18)	$10.07	1.38	%(E)	$150,190	0.52	%(F)	3.60	%(F)	33	%(E)
(0.01)	(0.35)	$10.11	4.33%		$61,136	0.53%		3.29%		82%
—	(0.10)	$10.03	1.26	%(E)	$14,707	0.53	%(F)	1.32	%(F)	19	%(E)

—	(0.18)	$10.08	1.53	%(E)	$263,924	0.41	%(F)	3.69	%(F)	33	%(E)
(0.01)	(0.36)	$10.11	4.43%		$231,290	0.43%		3.33%		82%
—	(0.10)	$10.03	1.29	%(E)	$182,527	0.44	%(F)	1.25	%(F)	19	%(E)

(D)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued

(E)	Not annualized.

(F)	Annualized.

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | SEMI- ANNUAL REPORT | JUNE 30, 2018 | DIAMOND-HILL.COM 97

Core Bond Fund
Financial Highlights

Selected data for a share outstanding throughout the periods indicated

Core Bond Fund(A)	Net asset value beginning of period	Net investment income(B)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Dividends from net investment income
Class A
For the six months ended June 30, 2018 (Unaudited)	$9.85	0.12	(0.20)	(0.08)	(0.13)
For the year ended December 31, 2017	$9.70	0.21	0.16	0.37	(0.22)
For the period ended December 31, 2016	$10.00	0.07	(0.28)	(0.21)	(0.09)

Class I
For the six months ended June 30, 2018 (Unaudited)	$9.85	0.14	(0.21)	(0.07)	(0.14)
For the year ended December 31, 2017	$9.70	0.24	0.16	0.40	(0.25)
For the period ended December 31, 2016	$10.00	0.09	(0.30)	(0.21)	(0.09)

Class Y
For the six months ended June 30, 2018 (Unaudited)	$9.85	0.14	(0.20)	(0.06)	(0.14)
For the year ended December 31, 2017	$9.70	0.25	0.16	0.41	(0.26)
For the period ended December 31, 2016	$10.00	0.09	(0.30)	(0.21)	(0.09)

(A)	Inception date of the Fund is July 5, 2016. Fund commenced public offering and operations on July 5, 2016.

(B)	Net investment income per share has been calculated using the average daily shares outstanding during the period.

(C)	Total returns shown exclude the effect of applicable sales charges.

See accompanying Notes to Financial Statements.

98 DIAMOND HILL FUNDS | SEMI- ANNUAL REPORT | JUNE 30, 2018 | DIAMOND-HILL.COM

Distributions from net realized gains	Total distributions	Net asset value end of period	Total return(C)		Net assets at end of period (000’s)	Ratio of total expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover rate(D)

—	(0.13)	$9.64	(0.86	)%(E)	$4,441	0.77	%(F)	2.54	%(F)	15	%(E)
—	(0.22)	$9.85	3.85%		$3,480	0.78%		2.10%		35%
—	(0.09)	$9.70	(2.28	)%(E)	$2,183	0.78	%(F)	0.87	%(F)	8	%(E)

—	(0.14)	$9.64	(0.73	)%(E)	$10,754	0.48	%(F)	2.83	%(F)	15	%(E)
—	(0.25)	$9.85	4.17%		$9,604	0.48%		2.40%		35%
—	(0.09)	$9.70	(2.14	)%(E)	$8,033	0.49	%(F)	1.02	%(F)	8	%(E)

—	(0.14)	$9.65	(0.57	)%(E)	$36,593	0.36	%(F)	2.95	%(F)	15	%(E)
—	(0.26)	$9.85	4.22%		$30,740	0.38%		2.49%		35%
—	(0.09)	$9.70	(2.11	)%(E)	$29,468	0.39	%(F)	1.00	%(F)	8	%(E)

(D)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued

(E)	Not annualized.

(F)	Annualized.

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | SEMI- ANNUAL REPORT | JUNE 30, 2018 | DIAMOND-HILL.COM 99

Corporate Credit Fund
Financial Highlights

Selected data for a share outstanding throughout the periods indicated

Corporate Credit Fund	Net asset value beginning of period	Net investment income(A)	Net realized and unrealized gains (losses) on investments		Total from investment operations	Dividends from net investment income
Class A
For the six months ended June 30, 2018 (Unaudited)	$11.32	0.31	(0.17)		0.14	(0.30)
For the year ended December 31, 2017	$11.13	0.58	0.24		0.82	(0.58)
For the year ended December 31, 2016	$10.53	0.63	0.60		1.23	(0.62)
For the year ended December 31, 2015	$10.94	0.58	(0.44)		0.14	(0.55)
For the year ended December 31, 2014	$11.19	0.51	(0.28)		0.23	(0.48)
For the year ended December 31, 2013	$11.18	0.56	0.00	(G)	0.56	(0.55)

Class C
For the six months ended June 30, 2018 (Unaudited)	$11.28	0.27	(0.17)		0.10	(0.26)
For the year ended December 31, 2017	$11.09	0.49	0.25		0.74	(0.50)
For the year ended December 31, 2016	$10.51	0.54	0.60		1.14	(0.55)
For the year ended December 31, 2015	$10.92	0.49	(0.43)		0.06	(0.47)
For the year ended December 31, 2014	$11.17	0.42	(0.27)		0.15	(0.40)
For the year ended December 31, 2013	$11.17	0.47	0.00	(G)	0.47	(0.47)

Class I
For the six months ended June 30, 2018 (Unaudited)	$11.28	0.32	(0.15)		0.17	(0.32)
For the year ended December 31, 2017	$11.09	0.61	0.24		0.85	(0.61)
For the year ended December 31, 2016	$10.50	0.66	0.59		1.25	(0.65)
For the year ended December 31, 2015	$10.91	0.60	(0.43)		0.17	(0.58)
For the year ended December 31, 2014	$11.16	0.54	(0.27)		0.27	(0.52)
For the year ended December 31, 2013	$11.16	0.58	0.00	(G)	0.58	(0.58)

Class Y
For the six months ended June 30, 2018 (Unaudited)	$11.27	0.33	(0.16)		0.17	(0.32)
For the year ended December 31, 2017	$11.09	0.62	0.24		0.86	(0.63)
For the year ended December 31, 2016	$10.50	0.67	0.59		1.26	(0.66)
For the year ended December 31, 2015	$10.91	0.62	(0.44)		0.18	(0.59)
For the year ended December 31, 2014	$11.16	0.55	(0.27)		0.28	(0.53)
For the year ended December 31, 2013	$11.15	0.60	0.00	(G)	0.60	(0.59)

(A)	Net investment income per share has been calculated using the average daily shares outstanding during the period.

(B)	Total returns shown exclude the effect of applicable sales charges.

(C)	The Fund's adviser has contractually agreed to waive fees in the pro-rata amount of the management fee charged by the underlying Diamond Hill Fund on each Fund's investment in such other Diamond Hill Fund. If such fee waiver had not occurred, the ratios would have been as indicated.

See accompanying Notes to Financial Statements.

100 DIAMOND HILL FUNDS | SEMI- ANNUAL REPORT | JUNE 30, 2018 | DIAMOND-HILL.COM

Distributions from net realized gains	Total distributions	Net asset value end of period	Total return(B)		Net assets at end of period (000’s)	Ratio of total net expenses to average net assets		Ratio of total gross expenses to average net assets(C)		Ratio of net investment income to average net assets		Portfolio turnover rate(D)

—	(0.30)	$11.16	1.25	%(E)	$69,144	0.90	%(F)	0.91	%(F)	5.52	%(F)	55	%(E)
(0.05)	(0.63)	$11.32	7.56%		$64,204	0.92%		0.93%		5.07%		83%
(0.01)	(0.63)	$11.13	11.94%		$71,075	0.93%		0.93%		5.72%		119%
—	(0.55)	$10.53	1.19%		$44,354	0.95%		0.95%		5.24%		48%
—	(0.48)	$10.94	2.10%		$31,282	1.00%		1.00%		4.52%		56%
—	(0.55)	$11.19	5.13%		$39,801	1.02%		1.02%		5.00%		60%

—	(0.26)	$11.12	0.89	%(E)	$24,632	1.65	%(F)	1.66	%(F)	4.77	%(F)	55	%(E)
(0.05)	(0.55)	$11.28	6.77%		$26,656	1.67%		1.68%		4.33%		83%
(0.01)	(0.56)	$11.09	11.06%		$29,607	1.68%		1.68%		4.98%		119%
—	(0.47)	$10.51	0.44%		$23,649	1.70%		1.70%		4.47%		48%
—	(0.40)	$10.92	1.37%		$24,088	1.75%		1.75%		3.80%		56%
—	(0.47)	$11.17	4.26%		$26,126	1.77%		1.77%		4.25%		60%

—	(0.32)	$11.13	1.49	%(E)	$576,060	0.61	%(F)	0.62	%(F)	5.82	%(F)	55	%(E)
(0.05)	(0.66)	$11.28	7.87%		$536,203	0.62%		0.63%		5.39%		83%
(0.01)	(0.66)	$11.09	12.21%		$411,465	0.64%		0.64%		6.00%		119%
—	(0.58)	$10.50	1.49%		$247,522	0.75%		0.75%		5.51%		48%
—	(0.52)	$10.91	2.38%		$148,737	0.77%		0.77%		4.82%		56%
—	(0.58)	$11.16	5.30%		$117,009	0.77%		0.77%		5.24%		60%

—	(0.32)	$11.12	1.55	%(E)	$25,896	0.50	%(F)	0.51	%(F)	5.93	%(F)	55	%(E)
(0.05)	(0.68)	$11.27	7.89%		$25,309	0.52%		0.53%		5.49%		83%
(0.01)	(0.67)	$11.09	12.34%		$21,310	0.54%		0.54%		6.33%		119%
—	(0.59)	$10.50	1.60%		$18,013	0.56%		0.56%		5.62%		48%
—	(0.53)	$10.91	2.54%		$15,831	0.60%		0.60%		4.96%		56%
—	(0.59)	$11.16	5.55%		$3,927	0.62%		0.62%		5.35%		60%

(D)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(E)	Not annualized.

(F)	Annualized.

(G)	Amount is less than $0.005.

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | SEMI- ANNUAL REPORT | JUNE 30, 2018 | DIAMOND-HILL.COM 101

High Yield Fund
Financial Highlights

Selected data for a share outstanding throughout the periods indicated

High Yield Fund(A)	Net asset value beginning of period	Net investment income(B)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Dividends from net investment income
Class A
For the six months ended June 30, 2018 (Unaudited)	$10.77	0.32	(0.11)	0.21	(0.32)
For the year ended December 31, 2017	$10.65	0.65	0.38	1.03	(0.65)
For the year ended December 31, 2016	$10.14	0.70	0.71	1.41	(0.66)

Class I
For the six months ended June 30, 2018 (Unaudited)	$10.78	0.34	(0.13)	0.21	(0.33)
For the year ended December 31, 2017	$10.65	0.68	0.39	1.07	(0.68)
For the year ended December 31, 2016	$10.14	0.73	0.71	1.44	(0.69)

Class Y
For the six months ended June 30, 2018 (Unaudited)	$10.78	0.35	(0.14)	0.21	(0.33)
For the year ended December 31, 2017	$10.65	0.69	0.40	1.09	(0.70)
For the year ended December 31, 2016	$10.14	0.74	0.71	1.45	(0.70)

(A)	Inception date of the Fund is December 31, 2015. Fund commenced public offering and operations on January 4, 2016.

(B)	Net investment income per share has been calculated using the average daily shares outstanding during the period.

(C)	Total returns shown exclude the effect of applicable sales charges.

See accompanying Notes to Financial Statements.

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Distributions from net realized gains	Total distributions	Net asset value end of period	Total return(C)		Net assets at end of period (000’s)	Ratio of total expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover rate(D)

—	(0.32)	$10.66	1.93	%(E)	$1,559	0.96	%(F)	6.13	%(F)	72	%(E)
(0.26)	(0.91)	$10.77	9.96%		$296	0.99%		5.89%		137%
(0.24)	(0.90)	$10.65	14.29%		$185	0.99%		6.51%		123%

—	(0.33)	$10.66	1.95	%(E)	$19,106	0.67	%(F)	6.39	%(F)	72	%(E)
(0.26)	(0.94)	$10.78	10.36%		$14,185	0.69%		6.23%		137%
(0.24)	(0.93)	$10.65	14.62%		$23,989	0.70%		6.80%		123%

—	(0.33)	$10.66	2.00	%(E)	$29,112	0.56	%(F)	6.50	%(F)	72	%(E)
(0.26)	(0.96)	$10.78	10.48%		$16,623	0.59%		6.28%		137%
(0.24)	(0.94)	$10.65	14.73%		$7,752	0.60%		7.07%		123%

(D)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued

(E)	Not annualized.

(F)	Annualized.

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | SEMI- ANNUAL REPORT | JUNE 30, 2018 | DIAMOND-HILL.COM 103

Diamond Hill Funds
Notes to Financial Statements
June 30, 2018 (Unaudited)

Organization

The Diamond Hill Small Cap Fund (“Small Cap Fund”), Diamond Hill Small-Mid Cap Fund (“Small-Mid Cap Fund”), Diamond Hill Mid Cap Fund (“Mid Cap Fund”), Diamond Hill Large Cap Fund (“Large Cap Fund”), Diamond Hill All Cap Select Fund (“All Cap Select Fund”), Diamond Hill Long-Short Fund (“Long-Short Fund”), Diamond Hill Research Opportunities Fund (“Research Opportunities Fund”), Diamond Hill Financial Long-Short Fund (“Financial Long-Short Fund”), Diamond Hill Global Fund (“Global Fund”), Diamond Hill Short Duration Total Return Fund (“Short Duration Fund”), Diamond Hill Core Bond Fund (“Core Bond Fund”), Diamond Hill Corporate Credit Fund (“Corporate Credit Fund”) and Diamond Hill High Yield Fund (“High Yield Fund”) are each a diversified series of the Diamond Hill Funds (the “Trust”) (each a “Fund” and collectively the “Funds”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management company. As an investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08, each Fund follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

With the exception of the Mid Cap Fund, Financial Long-Short Fund, Global Fund, Short Duration Fund, Core Bond Fund and High Yield Fund, the Funds offer four classes of shares: Class A, Class C, Class I and Class Y. The Mid Cap Fund, Global Fund, Short Duration Fund, Core Bond Fund and High Yield Fund offer three classes of shares: Class A, Class I and Class Y. The Financial Long-Short Fund offers three classes of shares: Class A, Class C and Class I. Each class of shares for each Fund has identical rights and privileges except with respect to distribution (12b-1) and service fees, voting rights on matters affecting a single class of shares, exchange privileges of each class of shares and sales charges. With the exception of the Short Duration Fund, Core Bond Fund, Corporate Credit Fund and High Yield Fund, Class A has a maximum sales charge on purchases of 5.00% as a percentage of the original purchase price. The Short Duration Fund has a maximum sales charge on purchases of 2.25% and the Core Bond Fund, Corporate Credit Fund and High Yield Fund have a maximum sales charge on purchases of 3.50% as a percentage of the original purchase price. Class C has a contingent deferred sales charge of 1.00% for shares redeemed within one year of the purchase date.

Significant Accounting Policies

New Accounting Pronouncement:

In March 2017, FASB issued Accounting Standards Update “Premium Amortization of Purchased Callable Debt Securities” (the “ASU”) which shortens the amortization period for certain callable debt securities. Under the new guidance, the premium amortization of purchased callable debt securities that have explicit, non-contingent call features and are callable at fixed prices will be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount, which continue to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of the guidance to the Funds.

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Diamond Hill Funds
Notes to Financial Statements (Continued)
June 30, 2018 (Unaudited)

The following is a summary of the Funds’ significant accounting policies:

Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Security valuation — The Funds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used by the Funds maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical securities

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Listed securities for which market quotations are readily available are valued at the closing prices as determined by the primary exchange where the securities are traded. Unlisted securities or listed securities for which the latest sales prices are not readily available are valued at the closing bid (long positions) or ask (short positions) price in the principal market where such securities are normally traded. Investments in other open-end investment companies are valued at their reported net asset value. In each of these types of situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities are valued on the basis of valuations provided by dealers or by an independent pricing service that determines valuations based upon market transactions for normal, institutional-size trading units of similar securities. Short-term debt investments of sufficient credit quality maturing in less than 61 days may be valued at amortized cost, if amortized cost is determined to approximate fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Securities for which market quotations are not readily available (e.g., an approved pricing service does not provide a price, a price becomes stale, or an event occurs that materially affects the furnished price) are valued by the Fair Value Committee. In these cases, the Fair Value Committee, established and appointed by the Board of Trustees, determines in good faith, subject to Trust procedures, the fair value of portfolio securities held by a Fund (“good faith fair valuation”). When a good faith fair valuation of a security is required, consideration is generally given to a number of factors, including, but not limited to the following: dealer quotes, published analyses by dealers or analysts of the situation at issue, transactions implicitly valuing the security (such as a merger, tender offer, etc.), the value of other securities or contracts which derive

DIAMOND HILL FUNDS | SEMI- ANNUAL REPORT | JUNE 30, 2018 | DIAMOND-HILL.COM 105

Diamond Hill Funds
Notes to Financial Statements (Continued)
June 30, 2018 (Unaudited)

their value from the security at issue, and the implications (whether negative or positive) of the circumstances which have caused trading in the security to halt. Depending on the source and relative significance of the valuation inputs in these instances, the valuations for these securities may be classified as Level 2 or Level 3 in the fair value hierarchy.

In accordance with procedures adopted by the Trust's Board of Trustees, fair value pricing may be used if events materially affecting the value of foreign equity securities occur between the time the exchange on which they are traded closes and the time the Funds’ net asset values are calculated. The Funds use a systematic valuation model, provided daily by an independent third party to fair value their international equity securities. These valuations are considered as Level 2 in the fair value hierarchy. As of June 30, 2018, four international securities held in the Research Opportunities Fund and sixteen international securities held in the Global Fund were fair valued using this systematic valuation model. These securities had a total fair value of $2,351,106 and $4,974,856, representing 3.8% and 34.2%, respectively of net assets of the Funds.

As of June 30, 2018, the Small Cap Fund and Corporate Credit Fund had approximately 0.2% and 0.1%, respectively, of their net assets valued using estimates provided by the Fair Value Committee.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Levels 1 and 2 as of June 30, 2018 based on input levels assigned at December 31, 2017.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt securities of sufficient credit quality maturing in less than 61 days may be valued using amortized cost in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2. The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2018:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Investments in Securities (Assets)
Small Cap Fund
Common Stocks*	$1,222,538,606	$—	$3,081,741	$1,225,620,347
Registered Investment Companies	341,690,742	—	—	341,690,742
Total	$1,564,229,348	$—	$3,081,741	$1,567,311,089
Small-Mid Cap Fund
Common Stocks*	$2,279,881,511	$—	$—	$2,279,881,511
Registered Investment Companies	387,588,114	—	—	387,588,114
Total	$2,667,469,625	$—	$—	$2,667,469,625

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Diamond Hill Funds
Notes to Financial Statements (Continued)
June 30, 2018 (Unaudited)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Mid Cap Fund
Common Stocks*	$112,707,757	$—	$—	$112,707,757
Registered Investment Companies	14,901,432	—	—	14,901,432
Total	$127,609,189	$—	$—	$127,609,189
Large Cap Fund
Common Stocks*	$5,900,195,141	$—	$—	$5,900,195,141
Registered Investment Companies	150,443,495	—	—	150,443,495
Total	$6,050,638,636	$—	$—	$6,050,638,636
All Cap Select Fund
Common Stocks*	$207,214,378	$—	$—	$207,214,378
Registered Investment Companies	12,608,213	—	—	12,608,213
Total	$219,822,591	$—	$—	$219,822,591
Long-Short Fund
Common Stocks*	$3,431,451,722	$—	$—	$3,431,451,722
Registered Investment Companies	1,381,275,016	—	—	1,381,275,016
Total	$4,812,726,738	$—	$—	$4,812,726,738
Research Opportunities Fund
Common Stocks*	$64,751,024	$2,351,106	$—	$67,102,130
Corporate Bonds*	—	1,186,000	—	1,186,000
Registered Investment Companies	17,456,851	—	—	17,456,851
Total	$82,207,875	$3,537,106	$—	$85,744,981
Financial Long-Short Fund
Common Stocks*	$30,871,659	$—	$—	$30,871,659
Registered Investment Companies	8,881,126	—	—	8,881,126
Total	$39,752,785	$—	$—	$39,752,785
Global Fund
Common Stocks*	$9,444,404	$4,974,856	$—	$14,419,260
Registered Investment Companies	836,613	—	—	836,613
Total	$10,281,017	$4,974,856	$—	$15,255,873
Short Duration Fund
Corporate Credit*	$—	$32,721,962	$—	$32,721,962
Securitized*	—	368,382,034	—	368,382,034
Treasury	—	22,487,095	—	22,487,095
Registered Investment Companies	17,361,993	—	—	17,361,993
Total	$17,361,993	$423,591,091	$—	$440,953,084

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Diamond Hill Funds
Notes to Financial Statements (Continued)
June 30, 2018 (Unaudited)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Core Bond Fund
Corporate Credit*	$—	$9,240,085	$—	$9,240,085
Government Related	—	630,105	—	630,105
Securitized*	—	31,515,560	—	31,515,560
Treasury	—	10,081,698	—	10,081,698
Registered Investment Companies	4,523,396	—	—	4,523,396
Total	$4,523,396	$51,467,448	$—	$55,990,844
Corporate Credit Fund
Collateralized Debt Obligations	$—	$1,039,449	$—	$1,039,449
Corporate Bonds*	—	612,345,859	—	612,345,859
Registered Investment Companies	212,667,546	—	—	212,667,546
Total	$212,667,546	$613,385,308	$—	$826,052,854
High Yield Fund
Corporate Bonds*	$—	$47,841,459	$—	$47,841,459
Registered Investment Companies	8,826,187	—	—	8,826,187
Total	$8,826,187	$47,841,459	$—	$56,667,646
Investments in Securities Sold Short (Liabilities)
Long-Short Fund
Common Stocks*	$(845,580,009)	$—	$—	$(845,580,009)
Registered Investment Companies	(6,733,578)	—	—	(6,733,578)
Total	$(852,313,587)	$—	$—	$(852,313,587)
Research Opportunities Fund
Common Stocks*	$(13,302,926)	$—	$—	$(13,302,926)
Financial Long-Short Fund
Common Stocks*	$(4,214,345)	$—	$—	$(4,214,345)

*	See Schedule of Investments and Schedule of Investments Sold Short for industry classification.

The following table presents the Small Cap Fund's assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the six months ended June 30, 2018.

Common Stocks
Value, December 31, 2017	$14,144,401
Purchases	—
Sales	—
Net realized gains	—
Net change in unrealized appreciations (depreciation)	(11,062,660)
Value, June 30, 2018	$3,081,741

There were no transfers into or out of Level 3 as of June 30, 2018.

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Diamond Hill Funds
Notes to Financial Statements (Continued)
June 30, 2018 (Unaudited)

The following table summarizes the valuation techniques used and unobservable inputs approved and monitored by the Board of Trustees to determine the fair value of Small Cap Fund’s Level 3 common stocks as of June 30, 2018:

	Fair Value	Valuation Technique	Unobservable Input	Range	Impact to Valuation From a Decrease in Input
Common stocks	$3,081,741	Net present value calculation of net asset value of the liquidating trust	Value of assets and liabilities in liquidating trust	$1.61 per share	Decrease in Valuation
			Discount rate	0%-9%	Increase in valuation

This security is presently part of a liquidating trust. The Fair Value Committee’s valuation method for this security is based on calculating a share price based on the net asset value by reviewing the latest available public information on assets and liabilities held in the liquidating trust. Once the net asset value is calculated, the Fair Value Committee applies an appropriate market discount rate used to calculate the net present value of the expected cash flows that will potentially be received by the Fund.

Short sales — The Long-Short Fund, Research Opportunities Fund, Financial Long-Short Fund and Corporate Credit Fund are permitted to make short sales of securities. Short sales are effective when it is believed that the price of a particular security will decline, and involves the sale of a security that the Fund does not own in hope of purchasing the same security at a later date at a lower price. To make delivery to the buyer, a Fund must borrow the security, and the Fund is obligated to return the security to the lender, which is accomplished by a later purchase of the security by the Fund. Cash received from short sales and other liquid securities are maintained by the custodian and are used as collateral. Cash collateral is shown as “Cash deposits with custodian for securities sold short” on the Statements of Assets & Liabilities and “Segregated Cash With Custodian” on the Schedules of Investments. Liquid securities pledged as collateral are noted on the Schedules of Investments.

A Fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund purchases the security to replace the borrowed security. The use of short sales may cause a Fund to have higher expenses (especially dividend expenses) than those of other equity mutual funds. Short sales are speculative transactions and involve special risks, including greater reliance on the ability of the Funds’ investment adviser, Diamond Hill Capital Management, Inc. (“DHCM”), to accurately anticipate the future value of a security.

Securities lending — Under the terms of the securities lending agreement with State Street Bank and Trust Company (“State Street”), State Street is authorized to loan securities on behalf of the Funds to approved borrowers. The contractual maturity of securities lending transactions are on an overnight and continuous basis. In exchange, the Funds receive cash collateral in the amount of at least 100% of the value of the securities loaned. Any collateral shortfalls due to changes in

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Diamond Hill Funds
Notes to Financial Statements (Continued)
June 30, 2018 (Unaudited)

security market prices are adjusted the next business day. The cash collateral is invested in short-term instruments as noted in each Fund’s Schedule of Investments. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them. The agreement indemnifies the Funds from losses incurred in the event of a borrower’s material default of the terms and conditions of the borrower agreement. The agreement provides that after predetermined rebates to borrowers, the Funds each retain a portion of their respective net securities lending income and pay State Street the remaining portion.

As of June 30, 2018, the fair value of securities on loan and the collateral held were as follows:

	Fair Value of Securities Loaned	Fair Value of Collateral Received
Small Cap Fund	$109,305,683	$113,652,595
Small-Mid Cap Fund	181,810,228	188,757,519
Mid Cap Fund	4,535,346	4,726,716
Large Cap Fund	63,670,632	65,781,420
All Cap Select Fund	3,336,788	3,426,431
Long-Short Fund	925,279,024	946,140,560
Research Opportunities Fund	17,004,662	17,450,120
Financial Long-Short Fund	8,649,719	8,881,126
Global Fund	512,423	524,887
Short Duration Fund	9,689,242	9,894,063
Core Bond Fund	4,082,871	4,165,963
Corporate Credit Fund	122,663,845	125,397,283
High Yield Fund	6,374,026	6,508,048

Security transactions — Throughout the reporting period, investment transactions are generally recorded on trade date but no later than the first business day following trade date. For financial reporting purposes, investments are recorded on trade date. The specific identification method is used for determining realized gains or losses for financial statements and income tax purposes. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized using the daily effective yield method. The Funds record distributions received from investments in real estate investment trusts (also known as “REITs”) in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts once the issuers provide information about the actual composition of the distributions.

Share valuation — The net asset value per share of each class of shares of each Fund is calculated daily by dividing the total value of a Fund’s assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding.

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Diamond Hill Funds
Notes to Financial Statements (Continued)
June 30, 2018 (Unaudited)

Federal income taxes — The Funds may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and unrealized appreciation as such income and/or gains are earned.

Each Fund has complied and intends to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable net investment income and any net realized capital gains to its shareholders.

The Funds recognize tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the previous three tax year ends and the interim tax period since then, as applicable) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six months ended June 30, 2018, the Funds did not incur any interest or penalties.

Distributions to shareholders — Dividends from net investment income are declared and paid monthly for the Short Duration Fund, Core Bond Fund, Corporate Credit Fund and High Yield Fund. Dividends from net investment income are declared and paid on an annual basis for the Small Cap Fund, Small-Mid Cap Fund, Mid Cap Fund, Large Cap Fund, All Cap Select Fund, Long-Short Fund, Research Opportunities Fund, Financial Long-Short Fund and Global Fund. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in the expenses of each class. Net realized capital gains, if any, are distributed at least annually. Distributions from net investment income and from net capital gains are determined in accordance with U.S. income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for paydown gains and losses on mortgage-backed securities, expiring capital loss carry-forwards and deferrals of certain losses. Permanent book and tax basis differences are reclassified among the components of net assets. Certain Funds may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes.

Allocations — Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation are allocated daily to each class of shares of a Fund based upon its proportionate share of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses, which are not attributable to a specific class, are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Expenses not directly billed to a Fund are allocated proportionally among all Funds daily in relation to net assets of each Fund or another reasonable measure.

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Diamond Hill Funds
Notes to Financial Statements (Continued)
June 30, 2018 (Unaudited)

Foreign securities risk — Investing in non-U.S. securities may entail risk due to foreign economic and political developments; this risk may be higher when investing in emerging markets. Changes in currency exchange rates and differences in accounting and taxation policies outside the U.S. can raise or lower returns.

Foreign currency translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains (losses) on investments in the Statements of Operations. Net realized and unrealized gains (losses) on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

Investment Transactions

For the six months ended June 30, 2018, purchases and sales (including maturities) of investment securities (excluding short-term securities and U.S. government obligations) were as follows:

	Purchases	Sales
Small Cap Fund	$167,560,297	$147,760,386
Small-Mid Cap Fund	285,191,067	328,134,549
Mid Cap Fund	13,490,903	12,355,045
Large Cap Fund	962,200,430	614,446,364
All Cap Select Fund	89,354,171	58,320,607
Long-Short Fund	1,264,121,011	1,394,151,333
Research Opportunities Fund	24,788,731	25,933,105
Financial Long-Short Fund	7,650,744	7,591,077
Global Fund	19,413,836	6,810,086
Short Duration Fund	218,405,957	115,023,186
Core Bond Fund	18,029,995	7,053,070
Corporate Credit Fund	396,799,122	339,186,245
High Yield Fund	47,263,396	28,286,313

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Diamond Hill Funds
Notes to Financial Statements (Continued)
June 30, 2018 (Unaudited)

The Funds pay commissions on the purchase and sale of investment securities. The commissions are treated as transaction costs and, therefore, are included as part of the cost of purchases or net proceeds on the sale of investment securities and are not included in the presentation of Fund expenses on the Statements of Operations. The Funds paid the following commissions during the six months ended June 30, 2018:

	Total Commissions	Commissions as a % of Average Net Assets
Small Cap Fund	$142,159	0.01%
Small-Mid Cap Fund	219,594	0.01%
Mid Cap Fund	7,428	0.01%
Large Cap Fund	544,845	0.01%
All Cap Select Fund	48,744	0.02%
Long-Short Fund	732,150	0.02%
Research Opportunities Fund	18,472	0.03%
Financial Long-Short Fund	6,895	0.02%
Global Fund	12,344	0.10%

Investment Advisory Fees and Other Transactions with Affiliates

As of June 30, 2018, the Small Cap Fund, Small-Mid Cap Fund, Mid Cap Fund, Large Cap Fund, All Cap Select Fund, Long-Short Fund, Research Opportunities Fund, Financial Long-Short Fund, Global Fund, Short Duration Fund, Core Bond Fund, Corporate Credit Fund and High Yield Fund each receive investment management and advisory services from DHCM under management agreements that provide for fees to be paid monthly at an annual rate of 0.80%, 0.75%, 0.60%, 0.50%, 0.70%, 0.90%, 0.95%, 0.95%, 0.70%, 0.35%, 0.30%, 0.45% and 0.50%, respectively, of the Fund’s average daily net assets. The management agreements are subject to annual approval by the Board of Trustees. In addition, each Fund has entered into an administrative services agreement whereby DHCM is paid a fee monthly at an annual rate of 0.21% for Class A Shares and Class C Shares, 0.17% for Class I Shares and 0.05% for Class Y shares of each class’ average daily net assets. Prior to February 28, 2018, the fees paid by Class A shares, Class C shares, Class I shares and Class Y shares under the administrative services agreement were 0.23%, 0.23%, 0.18% and 0.08%, respectively, of each class’ average daily net assets. These administrative fees are used to pay most of the Funds’ operating expenses except advisory fees, distribution fees, custody fees, brokerage fees, taxes, interest and dividend expense on securities sold short and extraordinary expenses.

Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a distribution plan on behalf of each Fund’s Class A and Class C Shares (the “Plan”). Under the Plan, Class A shares pay a distribution fee monthly at an annual rate of 0.25% of Class A average daily net assets. Class C shares pay distribution and shareholder-servicing fees monthly at an annual rate of 0.75% and 0.25%, respectively, of Class C’s average daily net assets. Class I and Class Y shares are not subject

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Diamond Hill Funds
Notes to Financial Statements (Continued)
June 30, 2018 (Unaudited)

to any distribution or shareholder-servicing fees. The Trust has entered into a Distribution Agreement on behalf of the Funds with Foreside Financial Services, LLC (formerly BHIL Distributors, LLC) (“Distributor”). Pursuant to the Distribution Agreement, the Distributor acts as principal underwriter of each Fund’s shares.

During the six months ended June 30, 2018, the Distributor retained the following amounts in sales commissions from the sales of Class A shares of the Funds as follows:

Small Cap Fund	$1,512
Small-Mid Cap Fund	1,653
Mid Cap Fund	892
Large Cap Fund	11,137
All Cap Select Fund	480
Long-Short Fund	7,989
Research Opportunities Fund	772
Financial Long-Short Fund	1,259
Short Duration Fund	893
Corporate Credit Fund	3,351
High Yield Fund	879

DHCM, as the financing agent for Class C shares, received contingent deferred sales charges relating to the redemptions of Class C shares of the Funds during the six months ended June 30, 2018 as follows:

Small Cap Fund	$225
Small-Mid Cap Fund	714
Large Cap Fund	1,301
Long-Short Fund	164
Research Opportunities Fund	121
Corporate Credit Fund	378

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Diamond Hill Funds
Notes to Financial Statements (Continued)
June 30, 2018 (Unaudited)

The Funds may invest in one or more Diamond Hill Funds. The Fund's adviser has contractually agreed to waive fees in the pro-rata amount of the management fee charged by the underlying Diamond Hill Fund on each Fund’s investment in such other Diamond Hill Funds. This fee waiver is accrued daily and settled monthly. During the six months ended June 30, 2018, the Funds reduced investment advisory fees as follows:

Small Cap Fund	$93,485
Small-Mid Cap Fund	82,560
Mid Cap Fund	3,779
All Cap Select Fund	4,951
Long-Short Fund	152,907
Corporate Credit Fund	45,535

The Small Cap Fund, Small-Mid Cap Fund, Mid Cap Fund, All Cap Select Fund, Long-Short Fund and Corporate Credit Fund each own Class Y shares of the Short Duration Fund, thereby making the Short Duration Fund an affiliated company as defined by the 1940 Act.

Information regarding the Funds’ holdings in the Short Duration Fund during the six months ended June 30, 2018 is as follows:

Affiliated Fund	Small Cap Fund	Small-Mid Cap Fund	Mid Cap Fund	All Cap Select Fund	Long-Short Fund	Corporate Credit Fund
Short Duration Fund
Value, December 31, 2017	$56,711,326	$47,270,443	$2,163,880	$2,834,923	$83,461,099	$26,071,860
Purchases	969,801	862,130	39,465	51,704	6,601,889	475,505
Sales	(5,000,000)	—	—	—	—	—
Realized Losses	(4,768)	—	—	—	—	—
Change in Unrealized Appreciation (Depreciation)	(155,925)	(140,552)	(6,434)	(8,429)	(261,062)	(77,523)
Value, June 30, 2018	$52,520,434	$47,992,021	$2,196,911	$2,878,198	$89,801,926	$26,469,842
Income Distributions	$969,802	$862,130	$39,465	$51,704	$1,598,889	$475,505

The Officers of the Trust are affiliated with DHCM. Such Officers receive no compensation from the Funds for serving in their respective roles.

Trustee Fees

The Independent Trustees are compensated for their services to the Funds by DHCM as part of the administration services agreement. Each Trustee receives an annual retainer of $50,000, an in person meeting fee of $8,000 and a July telephonic meeting fee of $2,000 from DHCM. The Independent Chairperson of the Board also receives an additional $3,000 for each in person meeting. The Audit and Nominating Committee Chairpersons receive an additional $2,000 per

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Diamond Hill Funds
Notes to Financial Statements (Continued)
June 30, 2018 (Unaudited)

Committee meeting. Collectively, the Independent Trustees were paid $172,000 in fees during the six months ended June 30, 2018. In addition, DHCM reimburses Trustees for out-of-pocket expenses incurred in conjunction with attendance of meetings.

Commitments and Contingencies

The Funds indemnify the Trust’s Officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Federal Tax Information

The amount and character of income and capital gain distributions paid by the Funds are determined in accordance with Federal income tax regulations, which may differ from GAAP. The tax character of distributions paid to shareholders may differ from the character of distributions shown on the Statements of Changes in Net Assets, as certain items such as short-term capital gains are treated as ordinary income for tax purposes.

The tax character of distributions paid during the year ended December 31, 2017 was as follows:

	Small Cap Fund	Small-Mid Cap Fund	Mid Cap Fund	Large Cap Fund
Distributions paid from:
Ordinary income	$8,953,988	$19,398,370	$748,623	$66,986,238
Long-term capital gains	88,772,138	65,486,019	1,302,765	200,036,620
Total distributions	$97,726,126	$84,884,389	$2,051,388	$267,022,858

	All Cap Select Fund	Long-Short Fund	Research Opportunities Fund	Financial Long-Short Fund
Distributions paid from:
Ordinary income	$156,520	$1,671,913	$—	$34,066
Long-term capital gains	—	98,972,122	1,835,991	—
Total distributions	$156,520	$100,644,035	$1,835,991	$34,066

	Short Duration Fund	Core Bond Fund	Corporate Credit Fund	High Yield Fund
Distributions paid from:
Ordinary income	$9,569,679	$1,084,775	$35,751,753	$2,578,546
Long-term capital gains	—	—	—	—
Total distributions	$9,569,679	$1,084,775	$35,751,753	$2,578,546

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Diamond Hill Funds
Notes to Financial Statements (Continued)
June 30, 2018 (Unaudited)

The following information is computed on a tax basis for each item as of December 31, 2017:

	Small Cap Fund	Small-Mid Cap Fund	Mid Cap Fund	Large Cap Fund
Net unrealized appreciation (depreciation)on portfolio investments	$458,989,562	$464,623,111	$14,825,987	$1,540,412,000
Undistributed ordinary income	304,419	—	—	351,642
Undistributed capital gains	22,881,234	—	—	5,247,675
Post October capital losses	—	(8,389,629)	(482,873)	—
Accumulated capital and other losses	—	—	—	—
Accumulated earnings	$482,175,215	$456,233,482	$14,343,114	$1,546,011,317

	All Cap Select Fund	Long-Short Fund	Research Opportunities Fund	Financial Long-Short Fund
Net unrealized appreciation (depreciation) on portfolio investments	$30,845,023	$926,658,433	$7,128,336	$3,888,583
Undistributed ordinary income	608,298	—	—	3,567
Undistributed capital gains	1,971,523	—	935,332	76,098
Post October capital losses	—	(7,539,555)	—	—
Accumulated capital and other losses	—	—	—	—
Accumulated earnings	$33,424,844	$919,118,878	$8,063,668	$3,968,248

	Short Duration Fund	Core Bond Fund	Corporate Credit Fund	High Yield Fund
Net unrealized appreciation (depreciation) on portfolio investments	$626,709	$(502,417)	$4,696,421	$604,856
Undistributed ordinary income	381,382	3,751	—	25,327
Undistributed capital gains	—	—	—	—
Post October capital losses	—	—	(235,196)	—
Accumulated capital and other losses	—	(24,049)	—	—
Accumulated earnings (deficit)	$1,008,091	$(522,715)	$4,461,225	$630,183

Post October capital losses listed above incurred after October 31, 2017 and within the taxable year, are deemed to arise on the first day of the Funds’ next taxable year.

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Diamond Hill Funds
Notes to Financial Statements (Continued)
June 30, 2018 (Unaudited)

As of June 30, 2018, the Funds' federal tax cost of portfolio investments and net unrealized appreciation (depreciation) on portfolio investments were as follows:

	Small Cap Fund	Small-Mid Cap Fund	Mid Cap Fund	Large Cap Fund
Tax cost of portfolio investments	$1,185,705,308	$2,206,761,401	$112,912,855	$4,780,040,592
Gross unrealized appreciation	$447,764,564	$542,851,998	$18,990,097	$1,478,522,996
Gross unrealized depreciation	(66,158,783)	(82,143,774)	(4,293,763)	(207,924,952)
Net unrealized appreciation (depreciation)on portfolio investments	$381,605,781	$460,708,224	$14,696,334	$1,270,598,044

	All Cap Select Fund	Long-Short Fund	Research Opportunities Fund	Financial Long-Short Fund
Tax cost of portfolio investments	$196,654,610	$3,260,253,258	$64,602,357	$32,589,058
Gross unrealized appreciation	$30,961,633	$991,501,539	$12,681,264	$5,548,930
Gross unrealized depreciation	(7,793,652)	(291,341,646)	(4,841,566)	(2,599,548)
Net unrealized appreciation (depreciation)on portfolio investments	$23,167,981	$700,159,893	$7,839,698	$2,949,382

	Global Fund	Short Duration Fund	Core Bond Fund	Corporate Credit Fund
Tax cost of portfolio investments	$15,806,848	$441,661,685	$57,368,288	$834,475,324
Gross unrealized appreciation	$574,983	$1,528,879	$175,831	$5,055,194
Gross unrealized depreciation	(1,125,958)	(2,237,480)	(1,553,275)	(13,477,664)
Net unrealized appreciation (depreciation) on portfolio investments	$(550,975)	$(708,601)	$(1,377,444)	$(8,422,470)

High Yield Fund
Tax cost of portfolio investments	$57,005,338
Gross unrealized appreciation	$436,771
Gross unrealized depreciation	(774,463)
Net unrealized appreciation (depreciation) on portfolio investments	$(337,692)

The difference between book basis and tax basis net unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of the latest tax year ended December 31, 2017, the following Fund has capital loss carry forwards ("CLCFs") as summarized in the table below.

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Diamond Hill Funds
Notes to Financial Statements (Continued)
June 30, 2018 (Unaudited)

CLCFs not subject to expiration:

Core Bond Fund
No expiration - short-term	$17,670
No expiration - long-term	6,379
$24,049

As of the latest tax year ended December 31, 2017, the All Cap Select Fund, Financial Long Short Fund, Core Bond Fund and Corporate Credit Fund utilized $12,428,881, $2,905,819, $7,410 and $387,388, respectively, of CLCFs.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) and any net CLCFs will be determined at the end of the current tax year.

Reclassification of capital accounts — Reclassifications result primarily from the difference in the tax treatment of gains (losses) on foreign currency transactions. The following reclassifications have no impact on the net assets or net asset value per share of the Funds and are designed to present the Fund’s capital accounts on a tax basis:

	Research Opportunities Fund	Financial Long-Short Fund	Global Fund
Accumulated net investment income (loss)	$(560)	$(1,196)	$(1,549)
Accumulated net realized gains (losses) from investment transactions and foreign currency translation	560	1,196	1,549

Line of Credit

The Small Cap Fund, Small-Mid Cap Fund, Mid Cap Fund, Large Cap Fund, All Cap Select Fund, Long-Short Fund, Research Opportunities Fund, Financial Long-Short Fund, Global Fund, Short Duration Fund, Core Bond Fund, Corporate Credit Fund and High Yield Fund each has an unsecured line of credit up to 20.0%, 20.0%, 20.0%, 33.3%, 25.0%, 15.0%, 15.0%, 10.0%, 20.0%, 20.0%, 20.0%, 15.0% and 15.0%, respectively, of its net assets, with a total maximum of $40,000,000.

Borrowings under the agreement bear interest at the prime rate as announced by the lending bank. The line of credit is available until June 5, 2019, unless extended, when any advances are to be repaid. During the six months ended June 30, 2018, no amounts were drawn from the available lines.

Subsequent Events

The Funds evaluated events from June 30, 2018 through the date that these financial statements were issued. There were no subsequent events to report that would have a material impact on the Funds’ financial statements.

DIAMOND HILL FUNDS | SEMI- ANNUAL REPORT | JUNE 30, 2018 | DIAMOND-HILL.COM 119

Diamond Hill Funds
Notes to Financial Statements (Continued)
June 30, 2018 (Unaudited)

Proxy Voting

The investment adviser is responsible for exercising the voting rights associated with the securities purchased and held by the Funds. A description of the policies and procedures that the adviser uses in fulfilling this responsibility and information regarding how those proxies were voted during the twelve-month period ended June 30 are available without charge upon request by calling toll free number 1-888-226-5595, or through the Funds' website, or on the Securities and Exchange Commission’s ("Commission") website at www.sec.gov.

Portfolio Disclosure

The Trust files a complete listing of portfolio holdings for each Fund as of the end of the first and third quarters of each fiscal year on Form N-Q and each second and fourth quarters of each fiscal year on Form N-CSR. The complete listing (i) is available on the Commission’s website; (ii) may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; and (iii) will be made available to shareholders upon request by calling 1-888-226-5595. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Monthly portfolio holdings are also available on www.diamond-hill.com.

120 DIAMOND HILL FUNDS | SEMI- ANNUAL REPORT | JUNE 30, 2018 | DIAMOND-HILL.COM

Diamond Hill Funds
Schedule of Shareholder Expenses
Hypothetical Example of a $1,000 Investment at Beginning of Period
(Unaudited)

As a Fund shareholder, you may incur two types of costs: (1) transaction costs, including wire redemption fees and sales charges (loads) as applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs or other fees that may apply, such as sales charges and fees for low balance accounts. Therefore, the examples are useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs and other fees were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at January 1, 2018 and held for the entire period from January 1, 2018 through June 30, 2018.

The Actual Expense example below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense example below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)*		Funds annualized net expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Small Cap Fund
Class A	1,000.00	1,000.00	1,004.50	1,018.57	6.24	6.28	1.25%
Class C	1,000.00	1,000.00	1,000.60	1,014.85	9.95	10.02	2.01%
Class I	1,000.00	1,000.00	1,006.10	1,020.03	4.78	4.81	0.96%
Class Y	1,000.00	1,000.00	1,006.40	1,020.59	4.21	4.24	0.85%
Small-Mid Cap Fund
Class A	1,000.00	1,000.00	1,014.80	1,018.79	6.05	6.06	1.21%
Class C	1,000.00	1,000.00	1,011.30	1,015.07	9.78	9.80	1.96%
Class I	1,000.00	1,000.00	1,016.50	1,020.25	4.58	4.59	0.92%
Class Y	1,000.00	1,000.00	1,017.30	1,020.81	4.02	4.03	0.80%

DIAMOND HILL FUNDS | SEMI- ANNUAL REPORT | JUNE 30, 2018 | DIAMOND-HILL.COM 121

Diamond Hill Funds
Schedule of Shareholder Expenses
Hypothetical Example of a $1,000 Investment at Beginning of Period
(Unaudited) (Continued)

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)*		Funds annualized net expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Mid Cap Fund
Class A	1,000.00	1,000.00	1,013.90	1,019.53	5.30	5.32	1.06%
Class I	1,000.00	1,000.00	1,015.30	1,020.99	3.84	3.85	0.77%
Class Y	1,000.00	1,000.00	1,016.80	1,021.55	3.28	3.28	0.65%
Large Cap Fund
Class A	1,000.00	1,000.00	970.10	1,020.00	4.73	4.85	0.97%
Class C	1,000.00	1,000.00	966.50	1,016.28	8.38	8.59	1.72%
Class I	1,000.00	1,000.00	971.40	1,021.45	3.29	3.38	0.67%
Class Y	1,000.00	1,000.00	972.20	1,022.02	2.74	2.80	0.56%
All Cap Select Fund
Class A	1,000.00	1,000.00	1,006.90	1,019.03	5.78	5.82	1.16%
Class C	1,000.00	1,000.00	1,003.30	1,015.31	9.50	9.56	1.91%
Class I	1,000.00	1,000.00	1,008.10	1,020.49	4.33	4.35	0.87%
Class Y	1,000.00	1,000.00	1,008.70	1,021.07	3.74	3.76	0.75%
Long-Short Fund
Class A	1,000.00	1,000.00	981.80	1,016.12	8.59	8.74	1.75%
Class C	1,000.00	1,000.00	978.30	1,012.40	12.26	12.47	2.50%
Class I	1,000.00	1,000.00	983.30	1,017.58	7.15	7.28	1.45%
Class Y	1,000.00	1,000.00	984.10	1,018.15	6.60	6.71	1.34%
Research Opportunities Fund
Class A	1,000.00	1,000.00	1,003.00	1,015.87	8.94	9.00	1.80%
Class C	1,000.00	1,000.00	999.60	1,012.15	12.64	12.72	2.55%
Class I	1,000.00	1,000.00	1,004.20	1,017.34	7.47	7.52	1.50%
Class Y	1,000.00	1,000.00	1,004.60	1,017.90	6.91	6.95	1.39%
Financial Long-Short Fund
Class A	1,000.00	1,000.00	983.80	1,016.62	8.10	8.24	1.65%
Class C	1,000.00	1,000.00	980.50	1,012.91	11.76	11.96	2.40%
Class I	1,000.00	1,000.00	985.40	1,017.12	7.61	7.74	1.55%
Global Fund
Class A	1,000.00	1,000.00	999.40	1,018.89	5.90	5.96	1.19%
Class I	1,000.00	1,000.00	1,000.80	1,020.32	4.48	4.52	0.90%
Class Y	1,000.00	1,000.00	1,001.60	1,020.87	3.92	3.96	0.79%
Short Duration Fund
Class A	1,000.00	1,000.00	1,012.30	1,020.73	4.09	4.10	0.82%
Class I	1,000.00	1,000.00	1,013.80	1,022.21	2.60	2.61	0.52%
Class Y	1,000.00	1,000.00	1,015.30	1,022.76	2.05	2.05	0.41%
Core Bond Fund
Class A	1,000.00	1,000.00	991.40	1,020.99	3.79	3.85	0.77%
Class I	1,000.00	1,000.00	992.70	1,022.44	2.35	2.38	0.48%
Class Y	1,000.00	1,000.00	994.30	1,023.00	1.79	1.81	0.36%

122 DIAMOND HILL FUNDS | SEMI- ANNUAL REPORT | JUNE 30, 2018 | DIAMOND-HILL.COM

Diamond Hill Funds
Schedule of Shareholder Expenses
Hypothetical Example of a $1,000 Investment at Beginning of Period
(Unaudited) (Continued)

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)*		Funds annualized net expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Corporate Credit Fund
Class A	1,000.00	1,000.00	1,012.50	1,020.32	4.51	4.52	0.90%
Class C	1,000.00	1,000.00	1,008.90	1,016.59	8.24	8.27	1.65%
Class I	1,000.00	1,000.00	1,014.90	1,021.77	3.05	3.06	0.61%
Class Y	1,000.00	1,000.00	1,015.50	1,022.33	2.48	2.49	0.50%
High Yield Fund
Class A	1,000.00	1,000.00	1,019.30	1,020.02	4.82	4.82	0.96%
Class I	1,000.00	1,000.00	1,019.50	1,021.45	3.38	3.38	0.67%
Class Y	1,000.00	1,000.00	1,020.00	1,022.02	2.80	2.80	0.56%

*

Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

You can find more information about the Fund’s expenses, including annual expense ratios for historical periods in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund’s prospectus. The prospectus presents hypothetical shareholder costs over various time periods based upon a $10,000 investment and a return of 5% a year. The standardized example, which appears in all mutual fund prospectuses, may be useful to you in comparing the costs of investing in different funds.

DIAMOND HILL FUNDS | SEMI- ANNUAL REPORT | JUNE 30, 2018 | DIAMOND-HILL.COM 123

Diamond Hill Global Fund
Trustee Approval of Investment Advisory Agreement (Unaudited)

The Trustees of Diamond Hill Funds (the “Trust”) considered a broad range of information specifically requested and relating to their consideration of the approval of the investment advisory agreement for the Diamond Hill Global Fund (“Global Fund”) at a regularly scheduled meeting on August 17, 2017. By a unanimous vote, the Trustees approved the Amended and Restated Investment Management Agreement (“Management Agreement”) between the Trust and Diamond Hill Capital Management, Inc. (the “Adviser”), for the Global Fund. The following disclosure summarizes the discussion at the August 17, 2017 meeting. The Trustees discussed the following factors, in connection with the Trust’s Management Agreement:

a)	Nature, Extent and Quality of Services. The Trustees considered the nature, extent and quality of the services provided by the Adviser under the Management Agreement, including a review of the services provided thereunder, the proposed management fee for the Global Fund, and the expenses that will be assumed. They also considered the Adviser’s overall reputation, integrity and mission to serve its clients through a disciplined intrinsic-value-based approach to investment that aligns the Adviser’s interests with those of its clients. The Trustees noted the qualifications of the investment staff and other key personnel of the Adviser and that the Adviser continues to invest significant resources in human capital to attract and retain top talent. The Trustees also reviewed the Adviser’s succession plan for key investment and management staff. In addition, the Trustees reviewed information related to the compensation structure for portfolio managers and other key investment personnel.

In evaluating performance, the Trustees reviewed the Adviser’s absolute and relative return goals for the Global Fund and performance information for the Diamond Hill Global Fund, L.P. (“Global LP”), noting that the Global LP will be converted into the Global Fund. The Trustees determined that because the Global Fund has not commenced operations, the Trustees would review performance over time.

b)	Reasonableness of Investment Advisory Fees. The Trustees noted that the contractual fee rate under the Management Agreement was below both the average and median rates of the Morningstar World Large Stock Category.

c)	Reasonableness of Total Expenses. The Trustees noted that the estimated total expenses of each class of shares of the Global Fund was below both the average and median total expenses of the Morningstar World Large Stock Category.

d)	Profitability. The Trustees considered the profitability of the Adviser’s future relationship with the Global Fund. The Adviser discussed the level of assets the Global Fund will need to reach before becoming profitable. As such, the Adviser represented that the Global Fund will likely not generate a profit until a performance track-record has been established and asset growth begins to increase in line with expectations. After discussion, the Trustees determined that they would continue to evaluate the Adviser’s profitability in connection with the next annual renewal of the Management Agreement, and concluded that the time frame to achieve profitability was reasonable. The Trustees noted that the Adviser is also the administrator to the Global Fund (under the Amended and Restated Administrative, Fund Accounting and Transfer Agency Services Agreement (“Administration Agreement”)) and the Trustees reviewed a separate profitability analysis relating to the administrative services provided to

124 DIAMOND HILL FUNDS | SEMI- ANNUAL REPORT | JUNE 30, 2018 | DIAMOND-HILL.COM

Diamond Hill Global Fund
Trustee Approval of Investment Advisory Agreement (Unaudited) (Continued)

all the funds of the Trust. The Trustees concluded that the administration margin under the Administration Agreement represented a fair and entrepreneurial profit for managing and providing administrative services to the Trust.

e)	Economies of Scale. The Trustees reviewed the potential extent to which economies of scale would be realized as each of the other funds in the Trust grow and whether fee levels reflect these economies of scale for the benefit of Fund shareholders. They noted that while many advisory firms reduce fees as assets under management increase with predetermined break points, the Adviser has adopted a different strategy. The Trustees considered that rather than instituting break points, the Adviser has targeted its advisory fees to correspond to its mission to add value, meaning that rather than charging a lower fee on assets above a certain level, the Adviser prefers to close a strategy to new investors so that it can efficiently manage the Fund’s assets and attempt to fulfill its responsibility to add value to existing investors. The Trustees noted that three of the other funds in the Trust are currently closed to most new investors. The Trustees also noted that the Adviser has a history of voluntarily reducing its fees under the Administration Agreement when asset growth allows for the sharing of economies of scale, with the most recent reduction taking place on February 28, 2018. The Adviser represented that the strategy for the Global Fund will be the same as the other funds in the Trust.

f)	Ancillary Benefits. The Trustees considered ancillary benefits received by the Adviser as a result of its relationship with all the funds in the Trust, including the ability to negotiate favorable commissions rates and have access to research that benefits all of the Adviser’s clients, the ability to serve as sub-adviser to other mutual funds, and the ability to launch an exchange-traded fund.

In their deliberations, there was a comprehensive consideration of each of the factors above in connection with the Global Fund, and the Trustees, all of whom qualify as Independent Trustees under the 1940 Act, concluded the compensation to be received by the Adviser from the Global Fund was fair and reasonable and the approval of the Management Agreement for the Global Fund was in the best interests of the Global Fund and its shareholders.

DIAMOND HILL FUNDS | SEMI- ANNUAL REPORT | JUNE 30, 2018 | DIAMOND-HILL.COM 125

INVESTMENT ADVISER: DIAMOND HILL CAPITAL MANAGEMENT, INC.

DISTRIBUTOR: FORESIDE FINANCIAL SERVICES, LLC (MEMBER FINRA)

DIAMOND-HILL.COM | 855.255.8955 | 325 JOHN H. MCCONNELL BLVD | SUITE 200 | COLUMBUS, OHIO | 43215

DH-SAR063018

Item 2. Code of Ethics.

Not applicable for semi-annual reporting period.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reporting period.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reporting period.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reporting period.

Item 6. Schedule of Investments.

(a) The Schedule of Investments is included in the Semi-Annual Report to Shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affected, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits

(a)(1)	Not applicable for semi-annual reporting period.
(a)(2)	Certifications required by Item 12(a) of Form N-CSR are filed herewith.
(a)(3)	Not applicable.
(a)(4)	Change in independent public accountant are filed herewith.
(b)	Certification required by Item 12(b) of Form N-CSR is furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Diamond Hill Funds

By (Signature and Title)	/s/ Thomas E. Line
Thomas E. Line, Chief Executive Officer

Date:	August 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Thomas E. Line
Thomas E. Line, Chief Executive Officer

Date:	August 29, 2018

By (Signature and Title)	/s/ Julie A. Roach
Julie A. Roach, Principal Financial Officer

Date:	August 29, 2018